UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6200

Schwab Investments

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

Item 1.	Schedule of Investments.

Schwab Investments
Schwab Short-Term Bond Market Fund™
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
64.6%	U.S. Government and Government Agencies	275,757,841	277,130,723
7.4%	Foreign Government Securities	31,344,436	31,484,642
27.4%	Corporate Bonds	116,812,958	117,577,982
0.1%	Municipal Bond	599,560	611,097
0.4%	Other Investment Company	1,612,414	1,612,414
99.9%	Total Investments	426,127,209	428,416,858
0.1%	Other Assets and Liabilities, Net		303,933
100.0%	Net Assets		428,720,791

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government and Government Agencies 64.6% of net assets
U.S. Government Agency Securities 5.6%
Fannie Mae
0.88%, 10/26/17	1,500,000	1,500,999
0.88%, 02/08/18	1,250,000	1,250,494
1.13%, 03/28/18 (b)	575,000	575,018
1.13%, 05/25/18 (b)	1,000,000	999,740
1.13%, 10/19/18	900,000	903,349
1.75%, 06/20/19	1,000,000	1,019,140
1.75%, 09/12/19	1,250,000	1,273,343
1.75%, 11/26/19	1,300,000	1,325,263
Federal Home Loan Bank
4.88%, 05/17/17	1,500,000	1,558,648
1.00%, 06/21/17	1,000,000	1,002,068
0.75%, 09/08/17	1,340,000	1,338,510
2.00%, 09/14/18	995,000	1,018,633
1.63%, 06/14/19	400,000	406,154
Freddie Mac
0.88%, 02/22/17	2,250,000	2,252,918
1.00%, 06/29/17	1,250,000	1,253,026
1.00%, 09/29/17	1,000,000	1,002,423
1.03%, 11/28/17 (b)	975,000	975,554
1.00%, 12/15/17	1,000,000	1,001,849
1.05%, 04/11/18 (b)	1,750,000	1,750,457
1.75%, 05/30/19	1,500,000	1,528,765
		23,936,351
Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Treasury Obligations 59.0%
U.S. Treasury Notes
0.88%, 06/15/17	1,000,000	1,001,523
0.75%, 06/30/17	2,250,000	2,250,133
0.50%, 07/31/17	4,000,000	3,987,500
2.38%, 07/31/17	750,000	763,829
0.88%, 08/15/17	2,500,000	2,503,370
0.63%, 08/31/17	2,500,000	2,495,800
1.00%, 09/15/17	4,800,000	4,813,877
0.63%, 09/30/17	2,000,000	1,995,860
1.88%, 09/30/17	1,000,000	1,014,414
0.88%, 10/15/17	3,700,000	3,704,192
0.75%, 10/31/17	3,500,000	3,497,676
1.88%, 10/31/17	1,000,000	1,015,020
0.88%, 11/15/17	5,500,000	5,505,802
0.63%, 11/30/17	5,000,000	4,986,330
0.88%, 11/30/17	2,500,000	2,502,782
2.25%, 11/30/17	1,500,000	1,532,226
1.00%, 12/15/17	6,000,000	6,016,170
1.00%, 12/31/17	2,000,000	2,005,390
0.88%, 01/15/18	1,500,000	1,501,055
0.88%, 01/31/18	1,250,000	1,250,855
1.00%, 02/15/18	2,000,000	2,005,196
0.75%, 02/28/18	7,000,000	6,987,421
1.00%, 03/15/18	3,000,000	3,007,323
0.75%, 03/31/18	1,000,000	998,066
0.88%, 03/31/18	2,500,000	2,500,390
0.75%, 04/15/18	3,000,000	2,993,496
0.63%, 04/30/18	4,000,000	3,982,188
0.75%, 04/30/18	3,000,000	2,993,319
2.63%, 04/30/18	1,500,000	1,550,361
0.88%, 05/31/18	2,250,000	2,250,088
1.00%, 05/31/18	3,000,000	3,007,206
1.38%, 06/30/18	1,500,000	1,514,708
1.00%, 08/15/18	2,500,000	2,504,737
1.50%, 08/31/18	4,000,000	4,052,420
1.38%, 09/30/18	1,000,000	1,010,352
0.88%, 10/15/18	4,000,000	3,994,220
1.25%, 10/31/18	3,000,000	3,021,972
1.75%, 10/31/18	1,500,000	1,529,327
1.25%, 11/15/18	6,000,000	6,043,830
1.38%, 11/30/18	1,000,000	1,010,625
1.38%, 12/31/18	1,000,000	1,010,508
1.50%, 12/31/18	1,500,000	1,520,714
1.13%, 01/15/19	1,000,000	1,003,750
1.25%, 01/31/19	700,000	705,100
1.50%, 01/31/19	4,000,000	4,055,156
1.38%, 02/28/19	3,000,000	3,031,935
1.50%, 02/28/19	2,500,000	2,535,255
1.00%, 03/15/19	5,200,000	5,200,203
1.63%, 03/31/19	2,500,000	2,543,700
0.88%, 04/15/19	5,000,000	4,980,470
1.63%, 04/30/19	3,500,000	3,561,796
0.88%, 05/15/19	2,750,000	2,738,076
1.50%, 05/31/19 (g)	6,750,000	6,845,580
1.63%, 06/30/19	2,250,000	2,290,342
1.63%, 08/31/19	3,000,000	3,053,028

    1

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 09/30/19	6,000,000	6,129,138
1.25%, 10/31/19	1,000,000	1,005,059
1.50%, 10/31/19	1,300,000	1,316,884
1.50%, 11/30/19	3,000,000	3,037,677
1.63%, 12/31/19	4,750,000	4,828,764
1.38%, 02/29/20	6,300,000	6,341,593
1.38%, 03/31/20	3,000,000	3,018,690
1.38%, 04/30/20	3,500,000	3,519,894
1.38%, 05/31/20	3,000,000	3,016,347
1.50%, 05/31/20	6,500,000	6,563,602
1.63%, 06/30/20	2,500,000	2,535,840
1.38%, 08/31/20	300,000	301,025
2.13%, 08/31/20	7,000,000	7,240,079
1.38%, 09/30/20	2,300,000	2,306,514
2.00%, 09/30/20	1,300,000	1,338,467
1.38%, 10/31/20	3,000,000	3,006,972
2.63%, 11/15/20	1,000,000	1,056,113
1.63%, 11/30/20	2,700,000	2,735,807
2.00%, 11/30/20	3,000,000	3,087,948
1.75%, 12/31/20	3,000,000	3,054,141
2.38%, 12/31/20	3,500,000	3,661,329
1.13%, 02/28/21	9,000,000	8,906,481
2.00%, 02/28/21	1,700,000	1,750,303
1.25%, 03/31/21	2,000,000	1,989,218
2.25%, 03/31/21	1,500,000	1,562,343
1.38%, 04/30/21	6,500,000	6,502,288
1.38%, 05/31/21	7,000,000	7,005,194
		253,194,372
Total U.S. Government and Government Agencies
(Cost $275,757,841)		277,130,723

Foreign Government Securities 7.4% of net assets
Foreign Agencies 2.6%
Austria 0.2%
Oesterreichische Kontrollbank AG
1.88%, 01/20/21	1,000,000	1,011,709
Canada 0.1%
Export Development Canada
1.75%, 07/21/20	500,000	507,022
Germany 1.4%
Kreditanstalt Fuer Wiederaufbau
0.88%, 12/15/17 (d)	1,000,000	998,743
4.50%, 07/16/18 (d)	1,000,000	1,071,366
1.88%, 04/01/19 (d)	1,300,000	1,326,676
1.88%, 06/30/20 (d)	500,000	509,103
1.88%, 11/30/20 (d)	1,500,000	1,524,165
Landwirtschaftliche Rentenbank
1.88%, 09/17/18 (d)	250,000	254,353
1.38%, 10/23/19 (d)	250,000	250,684
		5,935,090
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Japan 0.3%
Japan Finance Corp.
1.75%, 11/13/18	100,000	100,279
2.13%, 02/07/19	750,000	761,334
1.75%, 05/28/20	250,000	250,281
		1,111,894
Mexico 0.2%
Petroleos Mexicanos
5.75%, 03/01/18	250,000	261,000
3.50%, 07/18/18	250,000	251,375
3.13%, 01/23/19	200,000	199,300
5.50%, 02/04/19	200,000	209,400
		921,075
Norway 0.1%
Statoil ASA
2.90%, 11/08/20	200,000	206,402
Republic of Korea 0.1%
The Korea Development Bank
3.50%, 08/22/17	600,000	615,453
Sweden 0.2%
Svensk Exportkredit AB
1.13%, 04/05/18	450,000	449,862
1.25%, 04/12/19	200,000	199,699
		649,561
		10,958,206
Foreign Local Government 0.4%
Canada 0.4%
Province of Manitoba
1.13%, 06/01/18	150,000	149,933
Province of Ontario
3.15%, 12/15/17	250,000	258,158
1.20%, 02/14/18	500,000	500,688
2.00%, 01/30/19	250,000	253,885
4.40%, 04/14/20	250,000	275,387
Province of Quebec
4.63%, 05/14/18	250,000	266,274
		1,704,325
Sovereign 0.8%
Canada 0.2%
Canada Government International Bond
1.13%, 03/19/18	1,000,000	1,003,347
Colombia 0.1%
Republic of Colombia
11.75%, 02/25/20	250,000	326,625

2

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Italy 0.1%
Republic of Italy
5.38%, 06/12/17	250,000	259,571
Mexico 0.1%
United Mexican States
5.13%, 01/15/20	400,000	439,800
Panama 0.1%
Republic of Panama
5.20%, 01/30/20	200,000	218,800
Philippines 0.0%
Republic of the Philippines
8.38%, 06/17/19	100,000	120,180
South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	200,000	220,120
Turkey 0.1%
Turkey Government International Bond
6.75%, 04/03/18	250,000	267,925
7.00%, 03/11/19	650,000	715,487
		983,412
		3,571,855
Supranational* 3.6%
African Development Bank
1.63%, 10/02/18	350,000	354,056
Asian Development Bank
1.75%, 09/11/18	650,000	660,098
1.88%, 04/12/19	250,000	254,772
1.50%, 01/22/20	750,000	755,050
European Bank for Reconstruction & Development
1.63%, 11/15/18	250,000	252,476
1.75%, 11/26/19	200,000	202,512
1.50%, 03/16/20	250,000	249,834
European Investment Bank
1.25%, 05/15/18	500,000	502,010
1.00%, 06/15/18	1,200,000	1,198,892
1.13%, 08/15/18	600,000	600,371
1.63%, 12/18/18	400,000	404,974
1.88%, 03/15/19	1,000,000	1,019,327
1.63%, 03/16/20	1,000,000	1,008,623
1.38%, 06/15/20	500,000	499,049
2.50%, 04/15/21	200,000	208,755
Inter-American Development Bank
0.88%, 03/15/18	700,000	698,816
1.75%, 10/15/19	500,000	506,060
1.38%, 07/15/20	250,000	248,881
1.88%, 03/15/21	750,000	760,771
International Bank for Reconstruction & Development
1.38%, 04/10/18	500,000	502,790
1.88%, 03/15/19	1,250,000	1,274,372
1.88%, 10/07/19	750,000	763,999
1.63%, 03/09/21	1,000,000	1,005,257
Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Finance Corp.
2.13%, 11/17/17	650,000	661,071
1.75%, 09/04/18	200,000	203,046
1.75%, 09/16/19	250,000	253,930
Nordic Investment Bank
1.13%, 03/19/18	200,000	200,464
		15,250,256
Total Foreign Government Securities
(Cost $31,344,436)		31,484,642

Corporate Bonds 27.4% of net assets
Finance 11.3%
Banking 9.3%
Abbey National Treasury Services PLC
3.05%, 08/23/18	150,000	154,422
2.35%, 09/10/19	250,000	252,822
American Express Centurion Bank
6.00%, 09/13/17	250,000	264,570
American Express Credit Corp.
2.60%, 09/14/20 (b)	990,000	1,012,108
2.25%, 05/05/21 (b)	300,000	300,181
Australia & New Zealand Banking Group Ltd.
1.88%, 10/06/17	250,000	251,988
Bank of America Corp.
5.75%, 12/01/17	1,000,000	1,058,452
6.88%, 04/25/18	500,000	546,040
2.25%, 04/21/20	500,000	498,737
2.63%, 10/19/20	750,000	755,256
2.63%, 04/19/21	500,000	502,861
Bank of America NA
1.65%, 03/26/18	500,000	500,241
2.05%, 12/07/18	500,000	504,179
Bank of Montreal
2.38%, 01/25/19 (b)	500,000	509,846
Barclays PLC
2.00%, 03/16/18	250,000	250,044
2.75%, 11/08/19	300,000	300,042
BB&T Corp.
4.90%, 06/30/17	250,000	259,477
6.85%, 04/30/19	300,000	341,842
BNP Paribas S.A.
2.40%, 12/12/18	250,000	254,490
2.45%, 03/17/19	250,000	253,967
BPCE S.A.
2.25%, 01/27/20	700,000	706,970
Capital One Bank USA NA
1.65%, 02/05/18 (b)	250,000	249,574
2.40%, 09/05/19 (b)	250,000	251,964
Capital One Financial Corp.
6.75%, 09/15/17	200,000	212,667
Citigroup, Inc.
1.55%, 08/14/17 (g)	750,000	750,692
2.55%, 04/08/19	200,000	203,137
2.40%, 02/18/20	300,000	302,142
2.65%, 10/26/20	750,000	756,386
2.70%, 03/30/21	500,000	504,615
Commonwealth Bank of Australia
2.25%, 03/13/19	250,000	253,309

    3

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1.70%, 03/19/18	500,000	503,037
2.50%, 01/19/21	250,000	252,992
Credit Suisse AG
1.75%, 01/29/18	250,000	250,708
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21 (c)	1,000,000	1,009,262
Deutsche Bank AG
1.88%, 02/13/18	600,000	596,930
Discover Bank
3.10%, 06/04/20 (b)	250,000	254,663
Fifth Third Bank
2.38%, 04/25/19 (b)	500,000	507,215
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	249,535
HSBC USA, Inc.
1.63%, 01/16/18	200,000	200,043
2.75%, 08/07/20	500,000	504,298
JPMorgan Chase & Co.
2.00%, 08/15/17	750,000	755,858
6.00%, 01/15/18	800,000	856,321
1.63%, 05/15/18	500,000	500,303
2.25%, 01/23/20 (b)	500,000	502,342
2.55%, 10/29/20 (b)	500,000	505,185
KeyBank NA
1.65%, 02/01/18	250,000	250,099
KeyCorp
2.30%, 12/13/18 (b)	250,000	252,458
Lloyds Bank PLC
2.30%, 11/27/18	200,000	201,990
2.35%, 09/05/19	250,000	253,075
Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (b)	250,000	253,904
Morgan Stanley
7.30%, 05/13/19	1,000,000	1,145,165
2.65%, 01/27/20	400,000	406,512
2.80%, 06/16/20	800,000	813,381
5.75%, 01/25/21	1,000,000	1,135,297
PNC Bank NA
2.20%, 01/28/19 (b)	500,000	507,482
2.45%, 11/05/20 (b)	750,000	762,814
Regions Bank
2.25%, 09/14/18 (b)	300,000	301,673
Regions Financial Corp.
2.00%, 05/15/18 (b)	300,000	300,113
Royal Bank of Canada
2.15%, 03/15/19	750,000	761,369
2.50%, 01/19/21	250,000	255,177
State Street Corp.
2.55%, 08/18/20	100,000	102,717
Sumitomo Mitsui Banking Corp.
1.80%, 07/18/17	250,000	250,819
2.45%, 01/10/19	250,000	254,205
2.05%, 01/18/19	250,000	251,009
Svenska Handelsbanken AB
1.63%, 03/21/18	250,000	250,769
2.40%, 10/01/20	150,000	152,195
Synchrony Financial
3.00%, 08/15/19 (b)	500,000	506,055
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	504,764
2.30%, 09/11/19 (b)	200,000	203,791
The Bank of Nova Scotia
1.45%, 04/25/18	250,000	250,115
2.05%, 06/05/19	200,000	202,033
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Bear Stearns Cos. LLC
6.40%, 10/02/17	750,000	797,710
The Goldman Sachs Group, Inc.
5.95%, 01/18/18	500,000	533,784
2.38%, 01/22/18	246,000	248,785
2.60%, 04/23/20 (b)	1,000,000	1,011,087
2.75%, 09/15/20 (b)	500,000	507,202
2.88%, 02/25/21 (b)	1,000,000	1,016,440
The Toronto-Dominion Bank
1.75%, 07/23/18	250,000	251,569
2.63%, 09/10/18	500,000	512,577
2.13%, 07/02/19	250,000	253,243
UBS AG
1.80%, 03/26/18	300,000	301,366
2.35%, 03/26/20	500,000	506,657
Wells Fargo & Co.
1.40%, 09/08/17	300,000	300,584
5.63%, 12/11/17	1,000,000	1,063,200
2.60%, 07/22/20	200,000	204,170
Wells Fargo Bank NA
1.65%, 01/22/18	500,000	503,076
1.75%, 05/24/19 (f)	100,000	100,366
Westpac Banking Corp.
2.25%, 01/17/19	600,000	608,122
2.60%, 11/23/20	250,000	255,329
		39,915,961
Brokerage 0.2%
BlackRock, Inc.
5.00%, 12/10/19	100,000	111,529
Jefferies Group LLC
5.13%, 04/13/18	150,000	156,499
Nomura Holdings, Inc.
2.75%, 03/19/19	700,000	711,776
		979,804
Finance Company 0.2%
Air Lease Corp.
2.13%, 01/15/18	500,000	500,625
3.38%, 01/15/19 (b)	150,000	153,187
GATX Corp.
2.50%, 07/30/19 (g)	150,000	149,317
		803,129
Insurance 1.0%
Aetna, Inc.
2.20%, 03/15/19 (b)	100,000	101,132
Aflac, Inc.
2.40%, 03/16/20	100,000	102,429
American International Group, Inc.
5.85%, 01/16/18	100,000	106,715
2.30%, 07/16/19 (b)	100,000	100,943
3.30%, 03/01/21 (b)	250,000	256,815
Anthem, Inc.
2.25%, 08/15/19	600,000	604,979
Assurant, Inc.
2.50%, 03/15/18	150,000	151,460
Berkshire Hathaway Finance Corp.
2.00%, 08/15/18	500,000	509,092
Chubb INA Holdings, Inc.
2.30%, 11/03/20 (b)	200,000	203,664

4

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lincoln National Corp.
2.99%, 05/17/66 (a)(b)	100,000	68,802
Marsh & McLennan Cos., Inc.
2.35%, 03/06/20 (b)	250,000	252,182
MetLife, Inc.
6.82%, 08/15/18	200,000	222,668
Principal Financial Group, Inc.
8.88%, 05/15/19	250,000	293,802
Prudential Financial, Inc.
6.00%, 12/01/17	150,000	159,244
2.30%, 08/15/18	73,000	74,230
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	88,250
UnitedHealth Group, Inc.
1.70%, 02/15/19	350,000	352,292
2.70%, 07/15/20	250,000	258,941
Voya Financial, Inc.
2.90%, 02/15/18	300,000	304,219
XLIT Ltd.
6.50%, 12/31/49 (a)(b)	100,000	70,875
		4,282,734
Real Estate Investment Trust 0.6%
Boston Properties LP
3.70%, 11/15/18 (b)	250,000	261,240
ProLogis LP
2.75%, 02/15/19 (b)	450,000	459,806
Simon Property Group LP
2.50%, 09/01/20 (b)	500,000	512,261
Ventas Realty LP
2.00%, 02/15/18 (b)	250,000	250,443
4.00%, 04/30/19 (b)	500,000	523,375
Welltower, Inc.
4.13%, 04/01/19 (b)	350,000	367,746
		2,374,871
		48,356,499
Industrial 14.8%
Basic Industry 0.7%
Agrium, Inc.
6.75%, 01/15/19	250,000	277,072
Airgas, Inc.
1.65%, 02/15/18 (b)	500,000	499,913
Albemarle Corp.
4.50%, 12/15/20 (b)	350,000	367,632
Eastman Chemical Co.
2.70%, 01/15/20 (b)	300,000	305,251
Goldcorp, Inc.
2.13%, 03/15/18	500,000	498,547
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	300,000	322,034
Nucor Corp.
5.85%, 06/01/18	100,000	107,317
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20	300,000	311,768
Rock-Tenn Co.
4.45%, 03/01/19	200,000	210,705
The Dow Chemical Co.
4.25%, 11/15/20 (b)	250,000	271,604
		3,171,843
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Capital Goods 1.6%
3M Co.
1.00%, 06/26/17	250,000	250,839
1.63%, 06/15/19	250,000	252,933
Boeing Capital Corp.
2.90%, 08/15/18 (b)	250,000	259,182
4.70%, 10/27/19	400,000	442,399
Caterpillar Financial Services Corp.
1.25%, 11/06/17	200,000	200,468
2.10%, 06/09/19	700,000	712,902
Eaton Corp.
5.60%, 05/15/18	300,000	322,539
General Electric Capital Corp.
5.50%, 01/08/20	500,000	563,979
2.20%, 01/09/20 (b)	250,000	255,663
4.38%, 09/16/20	250,000	276,360
General Electric Co.
5.25%, 12/06/17	550,000	584,153
Honeywell International, Inc.
5.00%, 02/15/19	150,000	164,491
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (b)	100,000	100,507
John Deere Capital Corp.
1.55%, 12/15/17	300,000	302,066
1.95%, 12/13/18	250,000	253,657
2.45%, 09/11/20	100,000	102,179
L-3 Communications Corp.
4.75%, 07/15/20	250,000	267,717
Lockheed Martin Corp.
1.85%, 11/23/18	150,000	151,459
Northrop Grumman Corp.
1.75%, 06/01/18	200,000	200,450
Stanley Black & Decker, Inc.
2.45%, 11/17/18	250,000	254,810
United Technologies Corp.
1.80%, 06/01/17	500,000	503,955
4.50%, 04/15/20	200,000	221,227
Waste Management, Inc.
6.10%, 03/15/18	150,000	162,600
		6,806,535
Communications 1.9%
America Movil, S.A.B. de CV
5.00%, 10/16/19	350,000	383,135
American Tower Corp.
3.40%, 02/15/19	350,000	362,913
3.30%, 02/15/21 (b)	250,000	256,659
AT&T, Inc.
1.40%, 12/01/17	200,000	200,016
5.50%, 02/01/18	250,000	266,173
2.38%, 11/27/18	150,000	152,478
5.20%, 03/15/20	250,000	276,095
2.45%, 06/23/20 (b)	300,000	301,215
5.00%, 03/01/21	150,000	165,512
British Telecommunications PLC
2.35%, 02/14/19	200,000	203,686
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (b)(c)	400,000	413,020
Comcast Corp.
6.30%, 11/15/17	500,000	537,129

    5

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Crown Castle International Corp.
4.88%, 04/15/22	250,000	272,480
Electronic Arts, Inc.
3.70%, 03/01/21 (b)	300,000	313,064
Grupo Televisa S.A.B.
6.00%, 05/15/18	200,000	215,498
NBCUniversal Media LLC
4.38%, 04/01/21	178,000	197,689
Orange S.A.
2.75%, 02/06/19	200,000	205,410
Qwest Corp.
6.50%, 06/01/17	100,000	104,439
Telefonica Emisiones S.A.U.
3.19%, 04/27/18	250,000	256,189
The Walt Disney Co.
2.15%, 09/17/20	500,000	513,862
Time Warner Cable, Inc.
5.00%, 02/01/20	500,000	538,089
Time Warner, Inc.
2.10%, 06/01/19	300,000	302,614
Verizon Communications, Inc.
2.55%, 06/19/19	700,000	719,631
4.50%, 09/15/20	400,000	439,369
Viacom, Inc.
2.75%, 12/15/19 (b)	300,000	303,068
Vodafone Group PLC
4.63%, 07/15/18	250,000	264,267
		8,163,700
Consumer Cyclical 2.2%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (b)	250,000	250,702
Amazon.com, Inc.
1.20%, 11/29/17	100,000	100,109
2.60%, 12/05/19 (b)	200,000	207,622
American Honda Finance Corp.
1.60%, 07/13/18	250,000	251,599
2.45%, 09/24/20	250,000	256,878
Costco Wholesale Corp.
1.13%, 12/15/17	250,000	250,774
CVS Health Corp.
1.90%, 07/20/18	100,000	101,012
2.25%, 08/12/19 (b)	500,000	509,543
eBay, Inc.
1.35%, 07/15/17	150,000	149,930
Ford Motor Credit Co., LLC
6.63%, 08/15/17	500,000	529,281
2.15%, 01/09/18	250,000	251,464
5.00%, 05/15/18	500,000	529,921
2.02%, 05/03/19	250,000	249,418
2.46%, 03/27/20	250,000	250,036
General Motors Financial Co., Inc.
3.25%, 05/15/18	250,000	254,894
6.75%, 06/01/18	500,000	542,966
3.20%, 07/13/20 (b)	300,000	303,193
McDonald's Corp.
2.75%, 12/09/20 (b)	300,000	308,470
Nordstrom, Inc.
6.25%, 01/15/18	200,000	214,087
Starbucks Corp.
2.00%, 12/05/18 (b)	150,000	152,930
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	150,000	163,024
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Target Corp.
2.30%, 06/26/19	500,000	514,543
The Home Depot, Inc.
3.95%, 09/15/20 (b)	200,000	217,946
2.00%, 04/01/21 (b)	250,000	252,457
Toyota Motor Credit Corp.
1.38%, 01/10/18	600,000	601,660
2.10%, 01/17/19	500,000	509,228
Visa, Inc.
2.20%, 12/14/20 (b)	500,000	508,648
Wal-Mart Stores, Inc.
1.13%, 04/11/18	150,000	150,441
3.63%, 07/08/20	200,000	216,521
3.25%, 10/25/20	200,000	214,728
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19 (b)	200,000	204,549
		9,218,574
Consumer Non-Cyclical 3.8%
AbbVie, Inc.
1.75%, 11/06/17	500,000	501,254
1.80%, 05/14/18	250,000	250,615
Actavis Funding SCS
2.35%, 03/12/18	250,000	252,187
3.00%, 03/12/20 (b)	500,000	507,898
Altria Group, Inc.
2.63%, 01/14/20 (b)	250,000	257,411
Amgen, Inc.
2.13%, 05/01/20 (b)	250,000	251,557
Anheuser-Busch InBev Finance, Inc.
1.25%, 01/17/18	750,000	749,680
1.90%, 02/01/19	200,000	201,068
2.15%, 02/01/19	700,000	708,179
2.65%, 02/01/21 (b)	250,000	254,606
AstraZeneca PLC
2.38%, 11/16/20	250,000	253,673
Baxalta, Inc.
2.00%, 06/22/18 (c)	250,000	248,844
Becton Dickinson & Co.
3.25%, 11/12/20	300,000	311,737
Bunge Ltd Finance Corp.
3.20%, 06/15/17	250,000	253,360
Cardinal Health, Inc.
1.90%, 06/15/17	350,000	352,149
2.40%, 11/15/19	250,000	254,099
Celgene Corp.
2.88%, 08/15/20	500,000	512,739
Colgate-Palmolive Co.
2.95%, 11/01/20	100,000	106,065
Covidien International Finance S.A.
4.20%, 06/15/20	200,000	218,467
Dr. Pepper Snapple Group, Inc.
2.60%, 01/15/19	250,000	254,439
Eli Lilly & Co.
1.25%, 03/01/18	250,000	251,031
Express Scripts Holding Co.
3.30%, 02/25/21 (b)	250,000	259,209
General Mills, Inc.
5.65%, 02/15/19	100,000	110,578
Gilead Sciences, Inc.
1.85%, 09/04/18	250,000	253,076
2.05%, 04/01/19	300,000	305,296
2.55%, 09/01/20	500,000	513,314

6

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Johnson & Johnson
5.15%, 07/15/18	250,000	271,122
Kimberly-Clark Corp.
1.90%, 05/22/19	300,000	305,321
Kraft Heinz Foods Co.
2.25%, 06/05/17	200,000	201,974
2.80%, 07/02/20 (b)	250,000	256,802
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	101,028
McKesson Corp.
2.28%, 03/15/19	200,000	202,979
Medtronic, Inc.
1.38%, 04/01/18	200,000	200,832
2.50%, 03/15/20	500,000	513,908
Merck & Co., Inc.
1.30%, 05/18/18	350,000	352,021
Mondelez International, Inc.
2.25%, 02/01/19 (b)	200,000	203,978
Mylan N.V.
3.75%, 12/15/20 (b)(c)	250,000	257,962
Newell Brands, Inc.
2.05%, 12/01/17	100,000	100,482
3.15%, 04/01/21 (b)	250,000	256,690
PepsiCo, Inc.
1.25%, 08/13/17	100,000	100,320
2.25%, 01/07/19 (b)	250,000	255,796
4.50%, 01/15/20	200,000	221,171
1.85%, 04/30/20 (b)	250,000	251,900
Pfizer, Inc.
2.10%, 05/15/19	600,000	611,027
Philip Morris International, Inc.
1.13%, 08/21/17	150,000	150,099
5.65%, 05/16/18	250,000	271,530
Quest Diagnostics, Inc.
2.70%, 04/01/19	300,000	305,999
2.50%, 03/30/20 (b)	300,000	301,773
Reynolds American, Inc.
2.30%, 06/12/18	250,000	253,834
Sanofi
1.25%, 04/10/18	100,000	100,262
The Coca-Cola Co.
1.15%, 04/01/18	250,000	250,598
3.15%, 11/15/20	200,000	213,017
The JM Smucker Co.
2.50%, 03/15/20	250,000	254,931
The Kroger Co.
2.00%, 01/15/19	100,000	100,586
2.30%, 01/15/19 (b)	100,000	101,548
The Procter & Gamble Co.
1.90%, 11/01/19	500,000	510,907
Tyson Foods, Inc.
2.65%, 08/15/19 (b)	300,000	307,478
Unilever Capital Corp.
0.85%, 08/02/17	100,000	99,885
4.80%, 02/15/19	100,000	109,096
		16,389,387
Energy 2.3%
Anadarko Petroleum Corp.
8.70%, 03/15/19	150,000	169,443
BP Capital Markets PLC
1.38%, 05/10/18	300,000	299,045
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Canadian Natural Resources Ltd.
1.75%, 01/15/18	150,000	147,414
Chevron Corp.
1.10%, 12/05/17 (b)	250,000	249,848
1.72%, 06/24/18 (b)	400,000	402,455
2.19%, 11/15/19 (b)	500,000	508,039
2.42%, 11/17/20 (b)	250,000	255,003
ConocoPhillips
5.20%, 05/15/18	600,000	634,547
Devon Energy Corp.
2.25%, 12/15/18 (b)	200,000	192,133
Enbridge Energy Partners LP
4.38%, 10/15/20 (b)	400,000	404,122
Energy Transfer Partners LP
4.15%, 10/01/20 (b)	750,000	740,590
Enterprise Products Operating LLC
2.55%, 10/15/19 (b)	300,000	304,723
2.85%, 04/15/21 (b)	250,000	253,412
EOG Resources, Inc.
2.45%, 04/01/20 (b)	250,000	250,400
Exxon Mobil Corp.
2.22%, 03/01/21 (b)	700,000	709,922
Halliburton Co.
6.15%, 09/15/19	150,000	167,751
Hess Corp.
1.30%, 06/15/17	250,000	248,640
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	150,000	157,778
2.65%, 02/01/19	300,000	296,959
Kinder Morgan, Inc.
7.25%, 06/01/18	500,000	540,708
Marathon Petroleum Corp.
5.13%, 03/01/21	100,000	108,295
Nabors Industries, Inc.
6.15%, 02/15/18	250,000	253,882
Occidental Petroleum Corp.
1.50%, 02/15/18 (b)	300,000	300,139
Phillips 66 Partners LP
2.65%, 02/15/20 (b)	250,000	246,953
Shell International Finance BV
1.90%, 08/10/18	250,000	252,657
4.30%, 09/22/19	400,000	432,045
Suncor Energy, Inc.
6.10%, 06/01/18	500,000	535,796
Total Capital International S.A.
2.10%, 06/19/19	100,000	101,401
TransCanada PipeLines Ltd
1.88%, 01/12/18	300,000	299,959
Valero Energy Corp.
9.38%, 03/15/19	350,000	414,234
		9,878,293
Other Industrial 0.1%
Princeton University
4.95%, 03/01/19	200,000	219,947
Technology 1.9%
Apple, Inc.
1.00%, 05/03/18	300,000	299,692
2.00%, 05/06/20	400,000	407,621
2.25%, 02/23/21 (b)	500,000	508,055

    7

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Baidu, Inc.
3.25%, 08/06/18	200,000	204,471
Cisco Systems, Inc.
1.65%, 06/15/18	350,000	353,783
2.45%, 06/15/20	250,000	258,204
2.20%, 02/28/21	500,000	507,068
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19 (c)(f)	250,000	253,427
EMC Corp.
2.65%, 06/01/20	250,000	221,867
Fidelity National Information Services, Inc.
2.85%, 10/15/18	250,000	254,304
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (b)(c)	500,000	514,428
Intel Corp.
1.35%, 12/15/17	150,000	150,454
2.45%, 07/29/20	200,000	206,034
International Business Machines Corp.
1.88%, 05/15/19	200,000	202,949
1.63%, 05/15/20	500,000	500,406
KLA-Tencor Corp.
3.38%, 11/01/19 (b)	250,000	257,046
Lam Research Corp.
2.75%, 03/15/20 (b)	500,000	506,244
Microsoft Corp.
1.30%, 11/03/18	250,000	250,871
2.00%, 11/03/20 (b)	400,000	407,401
NetApp, Inc.
2.00%, 12/15/17	500,000	500,889
Oracle Corp.
1.20%, 10/15/17	450,000	451,615
2.25%, 10/08/19	250,000	256,974
QUALCOMM, Inc.
1.40%, 05/18/18	200,000	200,961
Seagate HDD Cayman
3.75%, 11/15/18	400,000	397,250
Xerox Corp.
2.75%, 09/01/20	100,000	94,727
		8,166,741
Transportation 0.3%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	300,000	323,625
FedEx Corp.
2.30%, 02/01/20	250,000	254,110
Ryder System, Inc.
2.55%, 06/01/19 (b)	300,000	303,173
Southwest Airlines Co.
2.75%, 11/06/19 (b)	200,000	205,041
Union Pacific Corp.
2.25%, 06/19/20 (b)	250,000	256,541
		1,342,490
		63,357,510
Utilities 1.3%
Electric 1.2%
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	400,000	400,060
Arizona Public Service Co.
2.20%, 01/15/20 (b)	100,000	101,364
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CMS Energy Corp.
5.05%, 02/15/18	250,000	263,640
Commonwealth Edison Co.
2.15%, 01/15/19 (b)	500,000	506,201
Consumers Energy Co.
5.65%, 04/15/20	100,000	113,828
Dominion Resources, Inc.
1.90%, 06/15/18	210,000	210,257
2.50%, 12/01/19 (b)	300,000	304,355
Duke Energy Corp.
1.63%, 08/15/17	400,000	401,120
2.10%, 06/15/18 (b)	200,000	201,585
Eversource Energy
1.45%, 05/01/18 (b)	100,000	99,585
MidAmerican Energy Co.
2.40%, 03/15/19 (b)	300,000	307,772
National Rural Utilities Cooperative Finance Corp.
1.65%, 02/08/19	200,000	200,899
2.35%, 06/15/20 (b)	200,000	204,367
NextEra Energy Capital Holdings, Inc.
2.70%, 09/15/19 (b)	300,000	306,774
Oncor Electric Delivery Co., LLC
2.15%, 06/01/19 (b)	350,000	352,958
PG&E Corp.
2.40%, 03/01/19 (b)	250,000	253,894
PPL Capital Funding, Inc.
1.90%, 06/01/18 (b)	100,000	99,986
Sempra Energy
2.40%, 03/15/20 (b)	250,000	252,749
WEC Energy Group, Inc.
1.65%, 06/15/18	300,000	301,208
Xcel Energy, Inc.
2.40%, 03/15/21 (b)	500,000	508,130
		5,390,732
Natural Gas 0.1%
AGL Capital Corp.
5.25%, 08/15/19	200,000	217,349
Atmos Energy Corp.
6.35%, 06/15/17	100,000	104,711
ONE Gas, Inc.
2.07%, 02/01/19 (b)	150,000	151,181
		473,241
		5,863,973
Total Corporate Bonds
(Cost $116,812,958)		117,577,982

Municipal Bond 0.1% of net assets
Fixed-Rate Obligations 0.1%
California
GO Bonds Series 2010
6.20%, 03/01/19	540,000	611,097
Total Municipal Bond
(Cost $599,560)		611,097

8

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Other Investment Company 0.4% of net assets
Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (e)	1,612,414	1,612,414
Total Other Investment Company
(Cost $1,612,414)		1,612,414

End of Investments.

At 05/31/16, the tax basis cost of the fund's investments was $426,164,868 and the unrealized appreciation and depreciation were $2,680,044 and ($428,054), respectively, with a net unrealized appreciation of $2,251,990.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,696,943 or 0.6% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	All or a portion of this security is designated as collateral for delayed-delivery securities.

GO –	General obligation

The following is a summary of the inputs used to value the fund's investments as of May 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government and Government Agencies[1]	$—	$277,130,723	$—	$277,130,723
Foreign Government Securities[1]	—	31,484,642	—	31,484,642
Corporate Bonds[1]	—	117,577,982	—	117,577,982
Municipal Bonds[1]	—	611,097	—	611,097
Other Investment Company[1]	1,612,414	—	—	1,612,414
Total	$1,612,414	$426,804,444	$—	$428,416,858
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2016.
    9

Schwab Investments
Schwab Intermediate-Term Bond Fund™
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
21.2%	Corporate Bonds	73,365,549	74,603,978
37.8%	Mortgage-Backed Securities	130,051,537	133,197,769
2.3%	Commercial Mortgage-Backed Securities	8,156,175	8,283,805
36.8%	U.S. Government and Government Agencies	128,572,273	129,716,186
4.1%	Foreign Government Securities	14,265,598	14,484,537
1.7%	Other Investment Company	5,968,578	5,968,578
4.3%	Short-Term Investments	14,998,604	14,998,915
108.2%	Total Investments	375,378,314	381,253,768
(1.9%)	TBA Sale Commitments	(6,679,219)	(6,679,414)
(6.3%)	Other Assets and Liabilities, Net		(22,187,040)
100.0%	Net Assets		352,387,314

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporate Bonds 21.2% of net assets
Finance 8.1%
Banking 5.9%
American Express Credit Corp.
2.60%, 09/14/20 (b)	1,000,000	1,022,331
2.25%, 05/05/21 (b)	500,000	500,302
Bank of America Corp.
3.30%, 01/11/23 (h)	1,750,000	1,784,235
3.50%, 04/19/26	1,250,000	1,271,070
Capital One Financial Corp.
4.75%, 07/15/21	500,000	551,521
Capital One NA
2.95%, 07/23/21 (b)	500,000	509,051
Citigroup, Inc.
3.70%, 01/12/26	500,000	517,940
3.40%, 05/01/26	1,000,000	1,009,437
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21 (c)	500,000	504,631
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	249,535
ING Bank NV
1.80%, 03/16/18 (c)	1,000,000	1,002,141
Security Rate, Maturity Date	Face Amount ($)	Value ($)
JPMorgan Chase & Co.
3.13%, 01/23/25 (b)(h)	1,750,000	1,766,999
3.30%, 04/01/26 (b)	1,250,000	1,269,299
Lloyds Bank PLC
3.50%, 05/14/25	1,500,000	1,568,062
Lloyds Banking Group PLC
4.65%, 03/24/26	500,000	506,154
Morgan Stanley
5.63%, 09/23/19	500,000	554,267
2.50%, 04/21/21	1,000,000	997,657
4.00%, 07/23/25	500,000	526,593
Rabobank Nederland
4.38%, 08/04/25	500,000	521,687
Regions Financial Corp.
2.00%, 05/15/18 (b)	150,000	150,056
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	750,000	753,026
Svenska Handelsbanken AB
2.40%, 10/01/20	100,000	101,463
Synchrony Financial
3.00%, 08/15/19 (b)	500,000	506,055
The Goldman Sachs Group, Inc.
3.85%, 07/08/24 (b)	500,000	522,740
Wells Fargo & Co.
3.55%, 09/29/25	1,000,000	1,049,313
Wells Fargo Bank NA
1.75%, 05/24/19 (g)	1,000,000	1,003,663
		20,719,228
Brokerage 0.1%
Nomura Holdings, Inc.
2.75%, 03/19/19	250,000	254,206
Finance Company 0.3%
Air Lease Corp.
2.13%, 01/15/18	1,000,000	1,001,250
Insurance 1.0%
Aflac, Inc.
3.63%, 11/15/24 (h)	200,000	213,571
Assurant, Inc.
2.50%, 03/15/18	750,000	757,299
CNA Financial Corp.
5.88%, 08/15/20	250,000	279,151
Principal Financial Group, Inc.
8.88%, 05/15/19	750,000	881,407
Prudential Financial, Inc.
4.50%, 11/15/20	500,000	546,363
UnitedHealth Group, Inc.
2.70%, 07/15/20	750,000	776,824
		3,454,615

    1

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Real Estate Investment Trust 0.8%
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	500,000	502,488
DDR Corp.
3.63%, 02/01/25 (b)	300,000	294,634
ERP Operating LP
3.38%, 06/01/25 (b)	500,000	519,828
HCP, Inc.
3.40%, 02/01/25 (b)	250,000	238,017
Host Hotels & Resorts LP
4.50%, 02/01/26 (b)	500,000	517,080
Kimco Realty Corp.
3.20%, 05/01/21 (b)	250,000	256,893
Simon Property Group LP
3.30%, 01/15/26 (b)	250,000	259,592
Ventas Realty LP
3.50%, 02/01/25 (b)	250,000	250,734
WP Carey, Inc.
4.60%, 04/01/24 (b)	250,000	252,915
		3,092,181
		28,521,480
Industrial 12.2%
Basic Industry 0.3%
Airgas, Inc.
3.05%, 08/01/20 (b)	500,000	511,843
Albemarle Corp.
4.50%, 12/15/20 (b)	350,000	367,633
Barrick North America Finance LLC
4.40%, 05/30/21	98,000	102,794
The Dow Chemical Co.
4.25%, 11/15/20 (b)	155,000	168,394
		1,150,664
Capital Goods 1.2%
General Electric Co.
5.25%, 12/06/17 (h)	500,000	531,048
Masco Corp.
3.50%, 04/01/21 (b)	1,000,000	1,017,500
Packaging Corp. of America
3.65%, 09/15/24 (b)	350,000	352,193
Textron, Inc.
5.95%, 09/21/21 (b)	500,000	568,106
Vulcan Materials Co.
7.50%, 06/15/21	850,000	1,022,125
Waste Management, Inc.
2.60%, 09/01/16	735,000	738,069
		4,229,041
Communications 2.2%
American Tower Corp.
3.30%, 02/15/21 (b)	750,000	769,975
AT&T, Inc.
2.38%, 11/27/18 (h)	200,000	203,304
5.20%, 03/15/20	250,000	276,095
5.00%, 03/01/21	350,000	386,195
3.00%, 06/23/22 (b)	500,000	501,459
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (b)(c)	250,000	263,846
Comcast Corp.
5.88%, 02/15/18	400,000	431,761
Crown Castle International Corp.
4.88%, 04/15/22	800,000	871,936
Electronic Arts, Inc.
3.70%, 03/01/21 (b)	700,000	730,484
Embarq Corp.
7.08%, 06/01/16	750,000	750,000
Grupo Televisa S.A.B.
6.00%, 05/15/18	500,000	538,744
Omnicom Group, Inc.
3.63%, 05/01/22	1,000,000	1,052,074
3.60%, 04/15/26 (b)	500,000	514,112
Verizon Communications, Inc.
3.50%, 11/01/24 (b)	250,000	260,304
Viacom, Inc.
4.50%, 03/01/21	250,000	268,757
		7,819,046
Consumer Cyclical 1.2%
CVS Health Corp.
3.38%, 08/12/24 (b)	500,000	521,640
Ford Motor Credit Co., LLC
1.57%, 01/09/18 (a)	1,000,000	1,001,982
2.02%, 05/03/19	400,000	399,069
Macy's Retail Holdings, Inc.
4.38%, 09/01/23 (b)	250,000	252,184
Marriott International, Inc.
3.00%, 03/01/19 (b)	650,000	663,814
McDonald's Corp.
2.75%, 12/09/20 (b)	250,000	257,059
Visa, Inc.
2.20%, 12/14/20 (b)	1,000,000	1,017,296
Wyndham Worldwide Corp.
5.63%, 03/01/21	100,000	110,451
		4,223,495
Consumer Non-Cyclical 3.2%
AbbVie, Inc.
3.20%, 11/06/22 (b)	500,000	509,544
Altria Group, Inc.
4.75%, 05/05/21	500,000	562,742
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (b)	500,000	509,211
3.70%, 02/01/24	250,000	267,715
AstraZeneca PLC
2.38%, 11/16/20	250,000	253,673
Baxalta, Inc.
2.00%, 06/22/18 (c)	250,000	248,844
3.60%, 06/23/22 (b)(c)(g)	500,000	505,096
Biogen, Inc.
4.05%, 09/15/25 (b)	500,000	534,751
Cardinal Health, Inc.
1.95%, 06/15/18	250,000	252,107
3.20%, 03/15/23	250,000	257,487
3.75%, 09/15/25 (b)	250,000	268,258
Celgene Corp.
3.55%, 08/15/22	500,000	520,464

2

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Gilead Sciences, Inc.
2.35%, 02/01/20	500,000	510,181
Kraft Heinz Foods Co.
2.00%, 07/02/18 (c)	750,000	756,144
3.50%, 07/15/22 (b)(c)	750,000	783,291
Mondelez International, Inc.
2.25%, 02/01/19 (b)	350,000	356,962
Newell Brands, Inc.
5.00%, 11/15/23 (b)(c)	800,000	835,000
PepsiCo, Inc.
2.25%, 01/07/19 (b)	150,000	153,478
Philip Morris International, Inc.
4.50%, 03/26/20	500,000	552,579
Quest Diagnostics, Inc.
3.45%, 06/01/26 (b)	1,000,000	1,003,495
The JM Smucker Co.
2.50%, 03/15/20	750,000	764,793
The Kroger Co.
2.00%, 01/15/19	750,000	754,393
		11,160,208
Energy 2.2%
Apache Corp.
3.25%, 04/15/22 (b)	250,000	249,503
Cimarex Energy Co.
5.88%, 05/01/22 (b)(h)	250,000	262,020
Enbridge Energy Partners LP
4.38%, 10/15/20 (b)	1,000,000	1,010,305
Energy Transfer Partners LP
4.15%, 10/01/20 (b)	600,000	592,472
5.20%, 02/01/22 (b)	700,000	704,061
Enterprise Products Operating LLC
2.85%, 04/15/21 (b)	1,000,000	1,013,649
EOG Resources, Inc.
4.10%, 02/01/21	500,000	533,181
Exxon Mobil Corp.
2.22%, 03/01/21 (b)	500,000	507,088
Phillips 66
4.30%, 04/01/22	200,000	214,523
Schlumberger Investment SA
3.65%, 12/01/23 (b)	500,000	527,418
Shell International Finance BV
2.25%, 11/10/20	1,000,000	1,009,058
Suncor Energy, Inc.
6.10%, 06/01/18	500,000	535,796
3.60%, 12/01/24 (b)	500,000	507,765
		7,666,839
Technology 1.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19 (c)(g)	250,000	253,427
6.02%, 06/15/26 (b)(c)(g)	1,000,000	1,012,740
Hewlett Packard Enterprise Co.
2.85%, 10/05/18 (c)	1,000,000	1,018,095
3.60%, 10/15/20 (b)(c)	250,000	257,214
4.90%, 10/15/25 (b)(c)	500,000	512,696
Lam Research Corp.
3.45%, 06/15/23 (b)(g)	500,000	504,454
NetApp, Inc.
3.38%, 06/15/21 (b)	500,000	500,055
Seagate HDD Cayman
3.75%, 11/15/18	500,000	496,563
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Texas Instruments, Inc.
1.85%, 05/15/22 (b)	1,000,000	989,005
		5,544,249
Transportation 0.3%
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	200,000	204,000
Southwest Airlines Co.
2.65%, 11/05/20 (b)	1,000,000	1,021,568
		1,225,568
		43,019,110
Utilities 0.9%
Electric 0.8%
Dominion Resources, Inc.
6.40%, 06/15/18 (h)	500,000	544,777
Duke Energy Corp.
5.05%, 09/15/19 (h)	750,000	824,818
Exelon Generation Co., LLC
4.00%, 10/01/20 (b)	500,000	527,012
Oncor Electric Delivery Co., LLC
2.15%, 06/01/19 (b)	150,000	151,268
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	100,000	100,991
WEC Energy Group, Inc.
2.45%, 06/15/20 (b)	500,000	510,031
Xcel Energy, Inc.
2.40%, 03/15/21 (b)	150,000	152,439
		2,811,336
Natural Gas 0.1%
ONE Gas, Inc.
2.07%, 02/01/19 (b)	100,000	100,787
Sempra Energy
2.88%, 10/01/22 (b)	150,000	151,265
		252,052
		3,063,388
Total Corporate Bonds
(Cost $73,365,549)		74,603,978

Mortgage-Backed Securities 37.8% of net assets
Collateralized Mortgage Obligations 1.3%
Banc of America Funding 2005-E Trust
Series 05-E Class 5A1
3.17%, 05/20/35 (a)(b)	32,840	32,491
CHL Mortgage Pass-Through Trust
Series 04-HYB2 Class 6A
2.73%, 07/20/34 (a)(b)	303,282	292,526
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)(h)	369,640	372,134
Fannie Mae REMICs
Series 2004-W6 Class 3A4
6.50%, 07/25/34 (b)	1,131,595	1,163,718

    3

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
MASTR Adjustable Rate Mortgages Trust
Series 04-4 Class 4A1
2.88%, 05/25/34 (a)(b)	105,766	103,159
MASTR Asset Securitization Trust
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)(h)	153,216	153,085
Mellon Residential Funding Corp.
Series 00-TBC2 Class A1
0.91%, 06/15/30 (a)(b)	76,694	73,051
Merrill Lynch Mortgage Investors Trust
Series 04-B Class A1
0.95%, 05/25/29 (a)(b)	768,051	749,604
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)(h)	309,759	308,611
Sequoia Mortgage Trust
Series 2012-2 Class A2
3.50%, 03/25/42 (b)(h)	50,116	50,303
Series 2013-1 Class 2A1
1.86%, 02/25/43 (b)	14,602	13,871
Series 2013-2 Class 2A
1.87%, 02/25/43 (b)	692,606	663,078
Series 2013-5 Class A1
2.50%, 05/25/43 (b)(c)	264,473	258,105
WAMU Mortgage Pass-Through Certificates
Series 05-AR9 Class A1A
1.09%, 07/25/45 (a)(b)	243,239	230,118
		4,463,854
TBA Securities 7.7%
Fannie Mae TBA
2.00%, 06/01/31 (b)(g)	500,000	500,899
3.00%, 06/01/31 to 06/01/46 (b)(g)	2,500,000	2,587,852
3.50%, 06/01/46 (b)(g)	4,000,000	4,186,846
Freddie Mac TBA
2.50%, 06/01/31 (b)(g)	2,000,000	2,050,390
3.00%, 06/01/31 (b)(g)	1,500,000	1,565,673
3.50%, 06/01/31 to 06/01/46 (b)(g)	3,000,000	3,142,216
4.00%, 06/01/46 (b)(g)	5,500,000	5,865,234
Ginnie Mae TBA
3.00%, 06/01/46 (b)(g)	2,000,000	2,068,711
3.50%, 06/01/46 (b)(g)	2,500,000	2,639,063
4.00%, 06/01/46 (b)(g)	2,500,000	2,666,992
		27,273,876
U.S. Government Agency Mortgages 28.8%
Fannie Mae
7.00%, 11/15/16 to 01/01/35 (b)	258,983	304,055
6.00%, 06/01/17 to 12/01/35 (b)	1,083,853	1,222,905
6.50%, 11/01/17 to 09/01/22 (b)	206,685	229,723
4.50%, 03/01/18 to 09/01/41 (b)	2,365,406	2,548,850
6.00%, 10/01/19 to 05/01/21 (b)(h)	118,907	135,559
6.50%, 07/01/21 (b)(h)	12,418	14,227
5.50%, 10/01/22 (b)(h)	216,457	242,565
5.50%, 01/01/23 to 12/01/33 (b)	897,728	1,008,408
5.00%, 09/01/23 to 05/01/40 (b)	1,665,098	1,864,890
3.00%, 01/01/26 to 01/01/45 (b)	9,903,082	10,211,397
3.50%, 04/01/26 to 08/01/45 (b)	9,606,519	10,099,171
2.50%, 02/01/28 to 02/01/43 (b)	3,301,570	3,379,880
4.00%, 04/01/32 to 02/01/42 (b)	748,826	808,784
5.49%, 08/01/32 to 12/01/32 (b)	401,507	425,997
5.45%, 06/01/33 to 07/01/33 (b)	79,000	81,663
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.79%, 06/01/40 (a)(b)	1,650,644	1,743,656
4.00%, 09/01/40 (b)(h)	3,697,302	3,980,723
Fannie Mae REMICs
Series 2004-29 Class GA
3.50%, 05/25/19 (b)	29,145	29,404
Series 1990-8 Class G
6.00%, 01/25/20 (b)	38,570	40,343
Series 2011-9 Class HC
3.25%, 03/25/24 (b)	210,219	212,511
Series 2010-75 Class NA
4.00%, 09/25/28 (b)	29,141	29,403
Series 2011-69 Class EA
3.00%, 11/25/29 (b)	107,667	108,627
Series 2006-114 Class HD
5.50%, 10/25/35 (b)	114,740	115,692
Series 2011-77 Class A
3.50%, 08/25/36 (b)	104,137	104,644
Series 2010-29 Class PA
4.50%, 10/25/38 (b)	228,497	231,383
Freddie Mac
6.00%, 06/01/16 to 05/01/27 (b)	267,478	307,893
4.50%, 10/01/18 to 11/01/41 (b)	4,912,629	5,384,360
4.00%, 07/01/19 to 01/01/44 (b)	3,887,885	4,199,778
6.50%, 07/01/19 to 02/01/21 (b)(h)	51,630	58,146
6.50%, 08/01/22 to 04/01/26 (b)	81,392	92,117
5.50%, 02/01/23 to 07/01/35 (b)	478,000	535,022
5.00%, 01/01/24 to 10/01/43 (b)	1,230,849	1,359,108
2.50%, 07/01/28 to 05/01/33 (b)	507,801	520,283
3.00%, 09/01/28 to 03/01/45 (b)	5,755,343	5,922,930
3.50%, 04/01/33 to 06/01/45 (b)	6,713,981	7,047,339
5.50%, 06/01/33 (b)(h)	706,471	798,517
Freddie Mac REMICs
Series 3649 Class EA
2.25%, 12/15/18 (b)	55,209	55,603
3.00%, 08/15/19 (b)	55,148	55,234
Series 3647 Class BD
3.00%, 12/15/19 (b)	30,722	30,737
Series 2922 Class JA
4.50%, 02/15/20 (b)	43,011	43,416
Series 2704 Class JF
0.98%, 05/15/23 (a)(b)	11,120	11,131
3.50%, 11/15/25 (b)	280,913	283,237
Series 3745 Class DW
6.00%, 01/15/28 (b)	53,130	53,492
Series 3749 Class A
3.50%, 07/15/28 (b)	104,948	106,359
Series 3762 Class GM
3.50%, 08/15/28 (b)	44,251	45,056
Series 3888 Class JP
4.00%, 02/15/37 (b)	6,678	6,677
Series 3747 Class HK
2.50%, 07/15/37 (b)	667,964	678,652
Series 3874 Class PD
3.00%, 06/15/38 (b)	772,631	780,820
Ginnie Mae
6.00%, 03/15/17 to 03/15/38 (b)	27,122	30,560
9.50%, 03/20/17 to 05/20/20 (b)	2,021	2,118
5.00%, 12/15/17 to 08/15/40 (b)	4,322,014	4,877,599
5.50%, 06/15/18 to 08/20/40 (b)	3,085,382	3,503,484
10.00%, 07/20/18 to 06/20/19 (b)	564	572
4.00%, 08/15/18 to 03/20/46 (b)	3,283,955	3,510,845
4.50%, 11/15/18 to 10/15/43 (b)	2,977,816	3,274,199
8.50%, 06/15/21 to 10/20/26 (b)	1,163	1,181
7.50%, 03/15/22 to 10/15/25 (b)	2,194	2,272
6.50%, 10/15/23 to 10/15/38 (b)	18,649	21,577

4

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
8.00%, 06/20/24 to 07/15/27 (b)	1,886	2,027
3.00%, 02/15/26 to 08/20/45 (b)	5,466,856	5,666,816
3.50%, 01/20/27 to 08/20/45 (b)	5,440,278	5,768,229
2.50%, 06/15/27 (b)	246,019	253,162
2.00%, 07/20/28 (b)	18,187	18,406
7.00%, 04/15/31 (b)	5,440	6,089
5.50%, 06/15/34 (b)(h)	1,350,234	1,548,197
5.00%, 10/15/34 (b)(h)	1,251,383	1,412,211
3.50%, 04/20/46 (b)(h)	3,791,276	4,010,128
		101,460,039
Total Mortgage-Backed Securities
(Cost $130,051,537)		133,197,769

Commercial Mortgage-Backed Securities 2.3% of net assets
Bear Stearns Commercial Mortgage Securities
Series 2006-T24 Class A4
5.54%, 10/12/41 (b)	467,408	469,880
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	480,768	500,278
Credit Suisse Commercial Mortgage Trust Series 2007-C2
Series 2007-C2 Class A3
5.54%, 01/15/49 (a)(b)	1,435,000	1,454,410
Fannie Mae-ACES
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	250,000	262,731
Series 2012-M14 Class AB1
1.23%, 09/25/22 (b)	85,073	85,344
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	500,000	520,257
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K012 Class A2
4.18%, 12/25/20 (a)(b)	74,000	81,739
Series K014 Class A1
2.79%, 10/25/20 (b)	198,095	202,848
Series K026 Class A2
2.51%, 11/25/22 (b)	650,000	670,364
Series K027 Class A2
2.64%, 01/25/23 (b)	110,000	114,289
Series K501 Class A2
1.66%, 11/25/16 (b)	102,542	102,550
Series K714 Class A2
3.03%, 10/25/20 (b)	154,000	162,239
Ginnie Mae
Series 2012-55 Class A
1.70%, 08/16/33 (b)	134,275	134,501
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7 Class A4
5.92%, 07/10/38 (a)(b)	3,928	3,926
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)(h)	840,976	852,338
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A1
1.30%, 01/15/46 (b)	147,729	147,665
LB Commercial Mortgage Trust
Series 2007-C3 Class A1A
5.88%, 07/15/44 (a)(b)	648,037	673,295
Morgan Stanley Capital I Trust
Series 2012-C4 Class A2
2.11%, 03/15/45 (b)	249,663	250,374
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust
Series 2016-C32 Class A4
3.56%, 01/15/59 (b)	1,500,000	1,594,777
Total Commercial Mortgage-Backed Securities
(Cost $8,156,175)		8,283,805

U.S. Government and Government Agencies 36.8% of net assets
U.S. Treasury Obligations 36.8%
U.S. Treasury Notes
0.63%, 07/31/17 (h)	4,000,000	3,993,592
0.75%, 10/31/17 (h)	8,500,000	8,494,356
0.75%, 12/31/17	3,000,000	2,996,895
0.88%, 01/15/18	3,500,000	3,502,461
1.00%, 02/15/18 (h)	4,000,000	4,010,392
0.75%, 03/31/18 (h)	5,000,000	4,990,330
2.88%, 03/31/18 (h)	2,000,000	2,073,398
0.88%, 07/15/18 (h)	2,500,000	2,498,585
1.50%, 08/31/18	2,000,000	2,026,210
1.25%, 10/31/18 (h)	4,500,000	4,532,958
3.75%, 11/15/18 (h)	4,000,000	4,274,064
1.38%, 11/30/18	1,000,000	1,010,625
1.25%, 12/15/18	3,000,000	3,021,855
1.13%, 01/15/19	2,500,000	2,509,375
0.75%, 02/15/19 (h)	4,000,000	3,974,844
1.50%, 02/28/19	3,000,000	3,042,306
1.00%, 03/15/19	1,750,000	1,750,068
1.63%, 03/31/19	3,000,000	3,052,440
1.25%, 04/30/19	2,250,000	2,266,128
1.50%, 05/31/19	1,500,000	1,521,240
1.00%, 06/30/19	3,250,000	3,247,270
1.63%, 06/30/19	1,500,000	1,526,895
1.75%, 09/30/19 (h)	4,000,000	4,086,092
1.50%, 11/30/19 (h)	6,000,000	6,075,354
2.38%, 12/31/20 (h)	1,000,000	1,046,094
2.13%, 01/31/21	1,500,000	1,552,706
1.13%, 02/28/21	1,300,000	1,286,492
1.25%, 03/31/21	1,750,000	1,740,566
2.25%, 04/30/21	1,000,000	1,041,777
2.13%, 06/30/21	700,000	724,801
2.13%, 09/30/21	500,000	517,461
1.50%, 01/31/22 (h)	6,000,000	6,000,234
1.75%, 02/28/22 (h)	4,000,000	4,052,892
1.75%, 03/31/22 (h)	2,000,000	2,025,196
1.75%, 04/30/22	2,000,000	2,024,024
2.00%, 07/31/22	3,500,000	3,589,141
1.63%, 08/15/22 (h)	2,000,000	2,007,578
1.88%, 08/31/22	600,000	610,652
1.75%, 09/30/22	2,000,000	2,019,336
1.88%, 10/31/22	2,000,000	2,033,438
1.63%, 11/15/22	2,400,000	2,403,984
2.00%, 11/30/22	700,000	716,762
2.13%, 12/31/22	3,200,000	3,300,374
2.00%, 02/15/23	2,500,000	2,561,475
1.50%, 02/28/23	600,000	594,937
1.50%, 03/31/23	3,500,000	3,467,597
1.63%, 02/15/26	4,000,000	3,920,936
Total U.S. Government and Government Agencies
(Cost $128,572,273)		129,716,186

    5

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Foreign Government Securities 4.1% of net assets
Foreign Agencies 1.3%
Germany 0.6%
Kreditanstalt Fuer Wiederaufbau
1.50%, 02/06/19 (d)	1,000,000	1,009,275
4.00%, 01/27/20 (d)	1,000,000	1,092,775
		2,102,050
Norway 0.6%
Statoil A.S.A.
3.13%, 08/17/17	500,000	511,340
2.65%, 01/15/24	1,500,000	1,490,016
		2,001,356
Republic of Korea 0.1%
Korea Development Bank
3.75%, 01/22/24	500,000	542,629
		4,646,035
Foreign Local Government 0.4%
Canada 0.4%
Province of British Columbia
2.25%, 06/02/26	500,000	500,933
Province of Manitoba
1.13%, 06/01/18	1,000,000	999,552
		1,500,485
Sovereign 1.1%
Chile 0.1%
Republic of Chile
2.25%, 10/30/22	250,000	248,125
Colombia 0.1%
Republic of Colombia
4.50%, 01/28/26 (b)	500,000	508,125
Italy 0.1%
Republic of Italy
5.38%, 06/12/17	250,000	259,571
Mexico 0.5%
United Mexican States
5.13%, 01/15/20	500,000	549,750
3.63%, 03/15/22	250,000	258,750
4.13%, 01/21/26	750,000	783,750
		1,592,250
Panama 0.0%
Republic of Panama
3.75%, 03/16/25 (b)	100,000	102,000
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Philippines 0.0%
Republic of the Philippines
4.20%, 01/21/24	150,000	170,686
Poland 0.2%
Republic of Poland
6.38%, 07/15/19	500,000	567,812
Turkey 0.1%
Republic of Turkey
3.25%, 03/23/23	300,000	280,847
		3,729,416
Supranational* 1.3%
European Investment Bank
1.00%, 06/15/18	1,000,000	999,077
4.00%, 02/16/21	750,000	833,389
International Bank for Reconstruction & Development
1.00%, 06/15/18	1,000,000	999,407
International Finance Corp.
1.75%, 09/04/18	1,600,000	1,624,370
1.75%, 09/16/19	150,000	152,358
		4,608,601
Total Foreign Government Securities
(Cost $14,265,598)		14,484,537
Security	Number of Shares	Value ($)
Other Investment Company 1.7% of net assets
Money Market Fund 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (e)	5,968,578	5,968,578
Total Other Investment Company
(Cost $5,968,578)		5,968,578
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 4.3% of net assets
U.S. Government Agency Securities 4.3%
Federal Home Loan Bank
0.31%, 06/08/16 (f)	5,000,000	4,999,795
0.27%, 06/16/16 (f)	10,000,000	9,999,120
Total Short-Term Investments
(Cost $14,998,604)		14,998,915

End of Investments.

At 05/31/16, the tax basis cost of the fund's investments was $375,441,622 and the unrealized appreciation and depreciation were $6,127,168 and ($315,022), respectively, with a net unrealized appreciation of $5,812,146.

6

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
In addition to the above, the fund has entered into the following TBA Sale Commitments at 05/31/16:
Security Rate, Maturity Dates	Face Amount ($)	Value ($)
TBA Sale Commitments (1.9%) of net assets
U.S. Government Agency Mortgages (1.9%)
Ginnie Mae TBA
5.00%, 06/01/46 (b)	(3,500,000)	(3,882,881)
5.50%, 06/01/46 (b)	(2,500,000)	(2,796,533)
Total TBA Sale Commitments
(Proceeds $6,679,219)		(6,679,414)
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,211,270 or 2.3% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	All or a portion of this security is designated as collateral for delayed-delivery securities.

ACES –	Alternate Credit Enhancement Securities
REMIC –	Real Estate Mortgage Investment Conduit
TBA –	To-be-announced

The following is a summary of the inputs used to value the fund's investments as of May 31, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Bonds[1]	$—	$74,603,978	$—	$74,603,978
Mortgage-Backed Securities[1]	—	133,197,769	—	133,197,769
Commercial Mortgage-Backed Securities	—	8,283,805	—	8,283,805
U.S. Government and Government Agencies[1]	—	129,716,186	—	129,716,186
Foreign Government Securities[1]	—	14,484,537	—	14,484,537
Other Investment Company[1]	5,968,578	—	—	5,968,578
Short-Term Investments[1]	—	14,998,915	—	14,998,915
Total	$5,968,578	$375,285,190	$—	$381,253,768
Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($6,679,414)	$—	($6,679,414)
[1]	As categorized in Portfolio Holdings.
    7

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2016.
8

Schwab Investments
Schwab Total Bond Market Fund™
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
28.0%	Mortgage-Backed Securities	369,488,735	378,427,535
25.1%	Corporate Bonds	329,928,265	339,560,340
38.7%	U.S. Government and Government Agencies	508,046,735	523,920,071
1.6%	Commercial Mortgage-Backed Securities	20,881,109	21,492,747
0.5%	Asset-Backed Obligations	6,451,041	6,531,547
4.6%	Foreign Government Securities	61,687,814	62,441,813
0.9%	Municipal Bonds	10,723,005	12,042,803
1.1%	Other Investment Companies	15,737,226	15,737,226
4.8%	Short-Term Investments	64,991,825	64,993,925
105.3%	Total Investments	1,387,935,755	1,425,148,007
(5.3%)	Other Assets and Liabilities, Net		(72,242,076)
100.0%	Net Assets		1,352,905,931

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mortgage-Backed Securities 28.0% of net assets
TBA Securities 5.0%
Fannie Mae TBA
2.00%, 06/01/31 (b)(h)	1,000,000	1,001,797
2.50%, 06/01/31 (b)(h)	2,500,000	2,563,867
3.00%, 06/01/31 to 06/01/46 (b)(h)	9,500,000	9,839,299
3.50%, 06/01/31 to 06/01/46 (b)(h)	7,000,000	7,340,438
4.00%, 06/01/46 (b)(h)	1,500,000	1,601,777
Freddie Mac TBA
2.00%, 06/01/31 (b)(h)	500,000	500,274
2.50%, 06/01/31 (b)(h)	3,000,000	3,075,585
3.00%, 06/01/31 to 06/01/46 (b)(h)	8,500,000	8,741,713
3.50%, 06/01/31 to 06/01/46 (b)(h)	9,500,000	9,954,218
4.00%, 06/01/46 (b)(h)	2,000,000	2,132,812
Ginnie Mae TBA
2.50%, 06/01/46 (b)(h)	500,000	499,649
3.00%, 06/01/46 (b)(h)	6,500,000	6,725,703
3.50%, 06/01/46 (b)(h)	6,000,000	6,333,731
4.00%, 06/01/46 (b)(h)	4,500,000	4,800,586
4.50%, 06/01/46 (b)(h)	2,000,000	2,146,977
		67,258,426
Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government Agency Mortgages 23.0%
Fannie Mae
5.50%, 07/01/16 to 06/01/38 (b)(i)	3,748,267	4,264,745
5.00%, 12/01/17 to 06/01/36 (b)(i)	1,855,039	2,045,984
4.50%, 05/01/18 to 01/01/44 (b)	8,287,580	9,029,162
6.50%, 06/01/18 to 11/01/37 (b)(i)	621,469	712,193
6.50%, 08/01/18 to 11/01/37 (b)	607,378	706,412
5.00%, 05/01/19 to 06/01/42 (b)	4,527,468	5,031,192
5.50%, 05/01/23 to 08/01/40 (b)	641,596	726,959
4.00%, 04/01/24 to 08/01/45 (b)	29,918,152	32,104,561
6.00%, 09/01/24 to 05/01/41 (b)	1,570,970	1,800,754
3.00%, 01/01/26 to 01/01/45 (b)	24,344,809	25,108,721
3.50%, 01/01/26 to 08/01/45 (b)	36,969,685	38,846,186
2.50%, 10/01/27 to 02/01/43 (b)	6,847,490	7,029,999
2.50%, 07/01/28 (b)(i)	1,621,918	1,670,768
2.00%, 08/01/28 to 09/01/28 (b)	145,384	146,650
4.50%, 03/01/29 to 04/01/43 (b)(i)	4,711,532	5,158,606
2.54%, 08/01/35 (a)(b)(i)	1,145,271	1,222,529
6.00%, 06/01/36 to 07/01/37 (b)(i)	1,358,392	1,560,424
7.00%, 04/01/37 (b)	94,962	111,056
3.00%, 02/01/43 to 07/01/43 (b)(i)	5,794,817	5,950,964
3.50%, 03/01/43 (b)(i)	3,230,616	3,388,012
Freddie Mac
4.50%, 06/01/18 to 09/01/43 (b)	6,961,537	7,627,893
6.00%, 11/01/18 to 10/01/38 (b)(i)	630,219	717,979
5.00%, 01/01/19 to 08/01/39 (b)(i)	1,820,454	2,021,244
4.50%, 08/01/20 to 08/01/41 (b)(i)	1,260,335	1,379,250
5.50%, 08/01/22 to 07/01/40 (b)	1,068,845	1,197,499
5.00%, 03/01/23 to 08/01/40 (b)	2,537,069	2,808,377
6.00%, 12/01/23 to 02/01/38 (b)	967,210	1,110,491
4.00%, 03/01/24 to 08/01/45 (b)	13,986,574	14,979,059
3.00%, 10/01/26 to 08/01/45 (b)	5,503,968	5,693,974
2.50%, 08/01/27 to 07/01/43 (b)	2,100,310	2,147,057
2.00%, 04/01/28 (b)	142,831	144,120
2.50%, 07/01/28 (b)(i)	2,444,086	2,510,124
3.00%, 09/01/28 to 06/01/43 (b)(i)	10,890,554	11,252,635
3.50%, 07/01/32 to 03/01/46 (b)	19,885,584	20,853,293
5.50%, 12/01/34 to 02/01/39 (b)(i)	1,805,315	2,050,119
6.50%, 10/01/36 to 09/01/39 (b)	155,969	182,740
2.60%, 05/01/37 (a)(b)(i)	658,784	684,757
4.00%, 01/01/41 (b)(i)	1,759,404	1,881,916
Ginnie Mae
4.00%, 06/20/20 to 09/20/45 (b)	13,174,633	14,112,920
4.50%, 05/15/24 to 10/20/44 (b)	8,206,870	9,007,001
3.00%, 02/15/26 to 08/20/45 (b)	10,991,683	11,410,288
3.50%, 02/15/26 to 05/20/46 (b)	24,314,535	25,747,400
5.50%, 04/20/26 to 12/20/45 (b)	1,383,587	1,553,830
2.50%, 03/20/27 to 02/15/43 (b)	847,909	872,920
2.00%, 07/20/28 (b)	36,373	36,811
5.00%, 08/15/28 to 07/20/44 (b)	5,370,549	6,001,996
6.00%, 07/20/34 to 08/15/38 (b)	725,996	836,113
6.50%, 10/20/37 (b)	211,570	255,064
5.50%, 03/15/40 (b)(i)	115,591	130,575
3.00%, 10/20/40 to 08/20/44 (a)(b)	702,303	721,702
2.00%, 01/20/41 (a)(b)	55,360	57,160
2.50%, 07/20/42 (a)(b)	65,826	67,336
3.00%, 12/20/42 to 03/15/43 (b)(i)	4,640,781	4,817,441

    1

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 04/20/43 to 12/20/45 (b)(i)	7,193,114	7,609,616
4.00%, 09/15/43 (b)(i)	1,922,958	2,072,532
		311,169,109
Total Mortgage-Backed Securities
(Cost $369,488,735)		378,427,535

Corporate Bonds 25.1% of net assets
Finance 7.9%
Banking 5.6%
Abbey National Treasury Services PLC
3.05%, 08/23/18	200,000	205,896
2.35%, 09/10/19	250,000	252,822
American Express Centurion Bank
6.00%, 09/13/17	250,000	264,570
American Express Co.
6.15%, 08/28/17	250,000	264,241
7.00%, 03/19/18 (i)	300,000	328,082
American Express Credit Corp.
1.13%, 06/05/17	250,000	249,750
2.25%, 08/15/19	250,000	253,652
2.25%, 05/05/21 (b)	200,000	200,121
Bank of America Corp.
6.88%, 04/25/18	450,000	491,436
5.65%, 05/01/18 (i)	400,000	427,974
2.65%, 04/01/19	750,000	763,096
5.88%, 01/05/21	500,000	570,342
5.00%, 05/13/21	900,000	997,017
3.88%, 08/01/25	3,500,000	3,661,913
4.45%, 03/03/26	1,000,000	1,033,266
Bank of America NA
2.05%, 12/07/18	500,000	504,180
6.00%, 10/15/36 (i)	1,250,000	1,558,634
Barclays PLC
2.75%, 11/08/19	1,000,000	1,000,140
BB&T Corp.
3.95%, 03/22/22 (b)(i)	1,000,000	1,067,708
BNP Paribas S.A.
5.00%, 01/15/21 (i)	250,000	278,862
3.25%, 03/03/23	250,000	259,655
BPCE S.A.
2.50%, 12/10/18	500,000	509,954
2.50%, 07/15/19	1,000,000	1,015,438
Branch Banking & Trust Co.
2.85%, 04/01/21 (b)	500,000	517,099
3.63%, 09/16/25 (b)	500,000	525,934
Capital One Bank USA NA
1.50%, 03/22/18 (b)	500,000	497,421
2.40%, 09/05/19 (b)	500,000	503,928
3.38%, 02/15/23	250,000	251,098
Citigroup, Inc.
1.55%, 08/14/17	1,250,000	1,251,154
2.40%, 02/18/20	1,300,000	1,309,281
2.65%, 10/26/20	1,000,000	1,008,515
4.60%, 03/09/26	200,000	207,993
5.88%, 01/30/42	500,000	616,333
4.65%, 07/30/45	500,000	534,727
4.75%, 08/15/46	500,000	492,184
Commonwealth Bank of Australia
2.25%, 03/13/19	1,000,000	1,013,237
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.50%, 01/19/21	250,000	252,992
3.38%, 05/21/25	750,000	777,925
5.25%, 08/04/45	500,000	553,431
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20 (c)	1,000,000	1,000,375
3.45%, 04/16/21 (c)	1,000,000	1,009,262
Credit Suisse USA, Inc.
5.40%, 01/14/20	250,000	271,427
Fifth Third Bancorp
8.25%, 03/01/38	200,000	291,866
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	249,535
HSBC Bank USA
5.88%, 11/01/34 (i)	500,000	598,029
HSBC Holdings PLC
4.00%, 03/30/22	500,000	526,159
7.63%, 05/17/32	150,000	190,327
6.50%, 09/15/37	500,000	597,435
JPMorgan Chase & Co.
6.00%, 01/15/18	1,000,000	1,070,401
2.25%, 01/23/20 (b)	300,000	301,406
4.25%, 10/15/20 (i)	1,500,000	1,619,013
2.55%, 10/29/20 (b)	500,000	505,185
4.50%, 01/24/22	1,500,000	1,649,646
3.25%, 09/23/22	1,000,000	1,029,905
3.20%, 01/25/23	650,000	667,863
3.13%, 01/23/25 (b)	250,000	252,429
3.30%, 04/01/26 (b)	1,000,000	1,015,439
5.50%, 10/15/40	500,000	614,822
JPMorgan Chase Bank NA
6.00%, 10/01/17	500,000	529,308
KeyBank NA
2.25%, 03/16/20	300,000	300,546
Lloyds Bank PLC
2.30%, 11/27/18	300,000	302,985
6.38%, 01/21/21	500,000	589,633
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	243,750
Morgan Stanley
7.30%, 05/13/19	1,250,000	1,431,456
5.63%, 09/23/19	1,250,000	1,385,669
4.00%, 07/23/25	2,000,000	2,106,372
5.00%, 11/24/25	250,000	271,909
6.25%, 08/09/26	750,000	918,090
7.25%, 04/01/32	500,000	679,036
4.30%, 01/27/45	500,000	511,072
National City Bank
5.80%, 06/07/17	500,000	520,883
National City Corp.
6.88%, 05/15/19	100,000	112,881
Rabobank Nederland
4.63%, 12/01/23	100,000	106,137
4.38%, 08/04/25	250,000	260,844
Regions Financial Corp.
2.00%, 05/15/18 (b)	500,000	500,188
Royal Bank of Canada
1.25%, 06/16/17	250,000	250,144
2.20%, 07/27/18	500,000	507,541
2.15%, 03/15/19	1,000,000	1,015,159
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	250,000	251,009
2.45%, 01/16/20	250,000	253,178
3.40%, 07/11/24	300,000	311,451

2

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Svenska Handelsbanken AB
2.40%, 10/01/20	500,000	507,315
Synchrony Financial
4.50%, 07/23/25 (b)	1,000,000	1,049,237
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	504,764
2.45%, 11/27/20 (b)	500,000	510,868
The Bank of Nova Scotia
4.38%, 01/13/21	500,000	547,058
The Bear Stearns Cos. LLC
6.40%, 10/02/17	500,000	531,806
7.25%, 02/01/18	200,000	218,063
The Goldman Sachs Group, Inc.
6.15%, 04/01/18	500,000	539,308
7.50%, 02/15/19	1,000,000	1,140,105
2.75%, 09/15/20 (b)	2,750,000	2,789,614
5.75%, 01/24/22	750,000	861,104
3.63%, 01/22/23	500,000	519,050
3.85%, 07/08/24 (b)	1,000,000	1,045,480
5.95%, 01/15/27	450,000	514,066
6.75%, 10/01/37	300,000	365,931
The Toronto-Dominion Bank
1.40%, 04/30/18	500,000	500,197
2.13%, 07/02/19	500,000	506,486
2.50%, 12/14/20	500,000	509,596
UBS AG
1.80%, 03/26/18	1,000,000	1,004,552
2.35%, 03/26/20	500,000	506,657
4.88%, 08/04/20	500,000	553,587
US Bank NA
2.13%, 10/28/19 (b)	1,000,000	1,014,720
Wachovia Corp.
5.50%, 08/01/35	500,000	569,448
Wells Fargo & Co.
3.45%, 02/13/23	800,000	819,375
3.30%, 09/09/24	1,000,000	1,032,384
5.38%, 02/07/35	500,000	603,187
3.90%, 05/01/45	500,000	506,771
Wells Fargo Bank NA
1.75%, 05/24/19 (h)	1,400,000	1,405,128
Westpac Banking Corp.
2.60%, 11/23/20	1,000,000	1,021,314
		75,488,937
Brokerage 0.2%
BlackRock, Inc.
5.00%, 12/10/19 (i)	300,000	334,589
3.50%, 03/18/24	1,000,000	1,072,489
Invesco Finance PLC
3.75%, 01/15/26	350,000	367,501
Jefferies Group LLC
5.13%, 04/13/18	250,000	260,831
5.13%, 01/20/23	100,000	103,789
6.45%, 06/08/27	75,000	81,906
Nomura Holdings, Inc.
6.70%, 03/04/20	200,000	229,626
		2,450,731
Finance Company 0.3%
Air Lease Corp.
3.38%, 01/15/19 (b)	500,000	510,625
Security Rate, Maturity Date	Face Amount ($)	Value ($)
GATX Corp.
5.20%, 03/15/44 (b)	500,000	501,907
GE Capital International Funding Co.
4.42%, 11/15/35 (c)	500,000	545,034
International Lease Finance Corp.
7.13%, 09/01/18 (c)	1,000,000	1,095,000
Morgan Stanley
6.63%, 04/01/18	200,000	217,382
Synchrony Financial
3.75%, 08/15/21 (b)	1,000,000	1,033,784
		3,903,732
Insurance 1.2%
Aetna, Inc.
3.95%, 09/01/20 (i)	250,000	266,115
Aflac, Inc.
3.63%, 06/15/23	250,000	265,087
American International Group, Inc.
3.88%, 01/15/35 (b)	400,000	371,383
6.25%, 05/01/36	250,000	297,512
4.50%, 07/16/44 (b)	500,000	478,488
Anthem, Inc.
2.25%, 08/15/19	300,000	302,490
3.30%, 01/15/23	500,000	508,294
3.50%, 08/15/24 (b)	250,000	255,543
Assurant, Inc.
6.75%, 02/15/34	200,000	241,087
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	1,000,000	1,080,706
Chubb INA Holdings, Inc.
5.80%, 03/15/18	250,000	268,417
2.70%, 03/13/23	500,000	503,538
Cigna Corp.
5.38%, 02/15/42 (b)	150,000	170,430
CNA Financial Corp.
7.35%, 11/15/19	325,000	373,646
Humana, Inc.
3.85%, 10/01/24 (b)	750,000	781,311
Lincoln National Corp.
4.00%, 09/01/23	200,000	206,926
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21 (b)	100,000	110,363
MetLife, Inc.
6.82%, 08/15/18	450,000	501,003
4.88%, 11/13/43	250,000	272,042
4.05%, 03/01/45	250,000	241,980
Principal Financial Group, Inc.
6.05%, 10/15/36	300,000	359,749
Prudential Financial, Inc.
4.50%, 11/16/21	750,000	826,120
5.63%, 06/15/43 (a)(b)	250,000	263,763
The Allstate Corp.
4.50%, 06/15/43	200,000	223,712
The Chubb Corp.
6.00%, 05/11/37	100,000	131,010
The Hartford Financial Services Group, Inc.
6.00%, 01/15/19	100,000	109,250
5.13%, 04/15/22	1,500,000	1,689,610
6.10%, 10/01/41	500,000	599,981
4.30%, 04/15/43	500,000	480,743
The Travelers Co., Inc.
5.90%, 06/02/19	300,000	337,061
6.75%, 06/20/36	150,000	210,742

    3

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
UnitedHealth Group, Inc.
1.40%, 10/15/17	100,000	100,211
2.75%, 02/15/23 (b)	150,000	153,297
3.75%, 07/15/25	500,000	540,023
5.80%, 03/15/36	600,000	759,986
4.75%, 07/15/45	250,000	286,946
Voya Financial, Inc.
2.90%, 02/15/18	200,000	202,813
5.50%, 07/15/22	1,000,000	1,117,466
XLIT Ltd.
5.25%, 12/15/43	500,000	522,536
		16,411,380
Real Estate Investment Trust 0.6%
Boston Properties LP
5.63%, 11/15/20 (b)	150,000	170,489
3.80%, 02/01/24 (b)	150,000	158,488
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	250,000	251,244
DDR Corp.
3.63%, 02/01/25 (b)	500,000	491,057
Digital Realty Trust LP
5.88%, 02/01/20	250,000	278,336
Duke Realty LP
4.38%, 06/15/22 (b)	400,000	426,320
3.75%, 12/01/24 (b)	100,000	102,080
ERP Operating LP
4.63%, 12/15/21 (b)	299,000	334,591
3.38%, 06/01/25 (b)	250,000	259,914
Essex Portfolio LP
3.50%, 04/01/25 (b)	500,000	511,568
Federal Realty Investment Trust
2.55%, 01/15/21 (b)	500,000	506,077
4.50%, 12/01/44 (b)	150,000	158,251
HCP, Inc.
6.70%, 01/30/18	400,000	429,068
3.40%, 02/01/25 (b)	200,000	190,413
Host Hotels & Resorts LP
4.00%, 06/15/25 (b)	500,000	497,876
Kilroy Realty LP
3.80%, 01/15/23 (b)	200,000	205,391
4.25%, 08/15/29 (b)	300,000	309,989
Kimco Realty Corp.
4.30%, 02/01/18 (b)	250,000	260,190
3.40%, 11/01/22 (b)	150,000	154,569
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (b)	650,000	661,933
ProLogis LP
2.75%, 02/15/19 (b)	150,000	153,269
4.25%, 08/15/23 (b)	200,000	218,074
Regency Centers LP
4.80%, 04/15/21	150,000	162,947
Simon Property Group LP
2.75%, 02/01/23 (b)	500,000	507,939
Ventas Realty LP
4.75%, 06/01/21 (b)	100,000	109,845
4.25%, 03/01/22 (b)	350,000	373,737
Welltower, Inc.
4.13%, 04/01/19 (b)	200,000	210,140
WP Carey, Inc.
4.00%, 02/01/25 (b)	250,000	240,113
		8,333,908
		106,588,688
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Industrial 15.3%
Basic Industry 0.9%
Agrium, Inc.
6.75%, 01/15/19	250,000	277,072
3.15%, 10/01/22 (b)	300,000	301,215
3.38%, 03/15/25 (b)	500,000	493,819
6.13%, 01/15/41 (b)	300,000	338,146
Airgas, Inc.
1.65%, 02/15/18 (b)	350,000	349,939
3.05%, 08/01/20 (b)	150,000	153,553
3.65%, 07/15/24 (b)	300,000	307,862
Albemarle Corp.
4.50%, 12/15/20 (b)	250,000	262,594
Barrick Gold Corp.
4.10%, 05/01/23	750,000	760,438
Barrick North America Finance LLC
4.40%, 05/30/21	326,000	341,948
5.75%, 05/01/43	500,000	490,728
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21 (i)	700,000	723,580
4.13%, 02/24/42 (i)	250,000	238,530
Eastman Chemical Co.
3.60%, 08/15/22 (b)	100,000	103,888
3.80%, 03/15/25 (b)	250,000	257,355
Ecolab, Inc.
2.25%, 01/12/20	100,000	100,817
Georgia-Pacific LLC
7.25%, 06/01/28	200,000	263,872
International Paper Co.
4.80%, 06/15/44 (b)	200,000	198,452
Lubrizol Corp.
8.88%, 02/01/19	200,000	238,293
LYB International Finance BV
5.25%, 07/15/43	500,000	519,885
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	500,000	536,724
6.00%, 11/15/21 (b)	500,000	577,858
Monsanto Co.
4.20%, 07/15/34 (b)	250,000	242,395
Newmont Mining Corp.
4.88%, 03/15/42 (b)	250,000	225,736
Packaging Corp. of America
3.90%, 06/15/22 (b)	100,000	104,289
4.50%, 11/01/23 (b)	800,000	855,416
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20	250,000	259,807
7.13%, 07/15/28	200,000	247,350
Rio Tinto Finance (USA) PLC
4.75%, 03/22/42 (b)	500,000	496,715
Rock-Tenn Co.
4.45%, 03/01/19	250,000	263,381
The Dow Chemical Co.
4.25%, 11/15/20 (b)	372,000	404,146
7.38%, 11/01/29	325,000	421,287
4.25%, 10/01/34 (b)	150,000	148,883
The Valspar Corp.
4.20%, 01/15/22 (b)	150,000	158,056
Vale Overseas Ltd.
4.38%, 01/11/22 (g)	375,000	338,017
Vale S.A.
5.63%, 09/11/42	250,000	190,625
		12,192,671

4

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Capital Goods 1.3%
Caterpillar Financial Services Corp.
1.25%, 11/06/17	700,000	701,639
7.15%, 02/15/19	500,000	572,444
Deere & Co.
5.38%, 10/16/29	550,000	688,173
Eaton Corp.
1.50%, 11/02/17	200,000	200,373
2.75%, 11/02/22	1,250,000	1,260,577
4.00%, 11/02/32	150,000	153,519
General Electric Capital Corp.
3.45%, 05/15/24 (b)	500,000	537,862
5.88%, 01/14/38	500,000	657,306
General Electric Co.
5.25%, 12/06/17	500,000	531,049
2.70%, 10/09/22	500,000	516,095
3.38%, 03/11/24	150,000	160,360
4.13%, 10/09/42	250,000	265,537
4.50%, 03/11/44	250,000	279,478
Honeywell International, Inc.
5.00%, 02/15/19	150,000	164,491
5.38%, 03/01/41	250,000	315,083
John Deere Capital Corp.
1.55%, 12/15/17	500,000	503,443
1.70%, 01/15/20	150,000	149,718
L-3 Communications Corp.
4.95%, 02/15/21 (b)	250,000	269,928
Lockheed Martin Corp.
6.15%, 09/01/36	200,000	259,381
5.50%, 11/15/39	100,000	121,335
Northrop Grumman Corp.
1.75%, 06/01/18	350,000	350,788
3.25%, 08/01/23	500,000	525,801
4.75%, 06/01/43	500,000	569,585
Owens Corning
4.20%, 12/15/22 (b)	500,000	516,440
Packaging Corp. of America
3.65%, 09/15/24 (b)	250,000	251,566
Textron, Inc.
7.25%, 10/01/19	500,000	571,902
5.95%, 09/21/21 (b)	750,000	852,160
The Boeing Co.
4.88%, 02/15/20	500,000	558,031
2.60%, 10/30/25 (b)	250,000	254,720
6.88%, 03/15/39 (i)	100,000	146,010
3.50%, 03/01/45 (b)	750,000	740,967
Tyco International Finance S.A.
5.13%, 09/14/45 (b)	500,000	551,779
United Technologies Corp.
1.80%, 06/01/17	250,000	251,977
6.13%, 02/01/19	500,000	560,253
3.10%, 06/01/22	750,000	787,343
4.50%, 06/01/42	700,000	767,547
Vulcan Materials Co.
7.50%, 06/15/21	150,000	180,375
Waste Management, Inc.
4.10%, 03/01/45 (b)	500,000	521,303
		17,266,338
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Communications 2.5%
21st Century Fox America, Inc.
6.90%, 03/01/19	500,000	566,908
6.40%, 12/15/35	250,000	309,397
6.15%, 03/01/37	450,000	542,856
America Movil, S.A.B. de CV
6.13%, 03/30/40	500,000	590,566
4.38%, 07/16/42	300,000	293,055
American Tower Corp.
3.40%, 02/15/19	500,000	518,448
5.00%, 02/15/24	500,000	553,349
AT&T, Inc.
5.20%, 03/15/20	500,000	552,190
2.45%, 06/23/20 (b)	200,000	200,810
3.00%, 02/15/22 (i)	350,000	352,227
3.00%, 06/23/22 (b)	500,000	501,459
3.40%, 05/15/25 (b)	350,000	351,246
6.15%, 09/15/34	300,000	340,585
6.00%, 08/15/40 (b)	500,000	567,927
5.35%, 09/01/40	250,000	266,954
5.55%, 08/15/41	100,000	109,600
5.15%, 03/15/42	350,000	366,007
CBS Corp.
5.75%, 04/15/20 (i)	275,000	311,931
3.50%, 01/15/25 (b)	500,000	513,320
4.90%, 08/15/44 (b)	100,000	102,332
4.60%, 01/15/45 (b)	500,000	492,042
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (b)(c)	500,000	516,275
4.46%, 07/23/22 (b)(c)	250,000	263,846
4.91%, 07/23/25 (b)(c)	500,000	535,779
6.38%, 10/23/35 (b)(c)	250,000	286,937
Comcast Corp.
5.70%, 07/01/19	200,000	224,530
6.50%, 11/15/35	175,000	233,701
4.60%, 08/15/45 (b)	1,000,000	1,104,253
Crown Castle International Corp.
4.88%, 04/15/22	200,000	217,984
4.45%, 02/15/26 (b)	300,000	319,955
Deutsche Telekom International Finance BV
6.00%, 07/08/19	400,000	450,733
Electronic Arts, Inc.
3.70%, 03/01/21 (b)	200,000	208,710
Grupo Televisa S.A.B.
6.00%, 05/15/18	250,000	269,372
6.13%, 01/31/46 (b)	250,000	264,320
Historic TW, Inc.
6.88%, 06/15/18	500,000	551,711
NBCUniversal Media LLC
5.15%, 04/30/20	500,000	563,933
4.38%, 04/01/21	500,000	555,307
2.88%, 01/15/23	250,000	256,897
5.95%, 04/01/41	150,000	190,999
4.45%, 01/15/43	250,000	266,488
Omnicom Group, Inc.
4.45%, 08/15/20	500,000	547,291
3.65%, 11/01/24 (b)	250,000	259,922
Orange S.A.
2.75%, 02/06/19	150,000	154,057
9.00%, 03/01/31 (a)	200,000	307,336
5.38%, 01/13/42	100,000	119,725

    5

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Pacific Bell Telephone Co.
7.13%, 03/15/26	750,000	945,035
Qwest Corp.
6.75%, 12/01/21	300,000	322,500
Rogers Communications, Inc.
5.00%, 03/15/44 (b)	500,000	557,406
TCI Communication, Inc.
7.13%, 02/15/28	350,000	474,660
Telefonica Emisiones S.A.U.
5.13%, 04/27/20	100,000	109,839
5.46%, 02/16/21	500,000	563,989
7.05%, 06/20/36	100,000	125,499
The Walt Disney Co.
3.15%, 09/17/25	750,000	798,753
4.13%, 12/01/41	100,000	107,188
Time Warner Cable, Inc.
5.00%, 02/01/20	500,000	538,089
5.88%, 11/15/40 (b)	1,000,000	1,048,476
Time Warner, Inc.
2.10%, 06/01/19	300,000	302,614
4.88%, 03/15/20	400,000	439,334
3.55%, 06/01/24 (b)	250,000	261,512
Verizon Communications, Inc.
1.35%, 06/09/17	2,000,000	2,003,916
3.65%, 09/14/18	350,000	367,739
4.50%, 09/15/20	1,000,000	1,098,422
3.00%, 11/01/21 (b)	200,000	206,182
5.15%, 09/15/23	700,000	804,117
4.15%, 03/15/24 (b)	500,000	541,820
3.50%, 11/01/24 (b)	200,000	208,243
4.40%, 11/01/34 (b)	1,500,000	1,526,046
5.85%, 09/15/35	190,000	224,706
4.27%, 01/15/36	500,000	502,589
4.75%, 11/12/41	1,000,000	1,031,329
Viacom, Inc.
4.25%, 09/01/23 (b)	150,000	153,571
Vodafone Group PLC
2.95%, 02/19/23	1,000,000	990,945
WPP Finance 2010
3.75%, 09/19/24	250,000	258,007
		33,585,796
Consumer Cyclical 1.8%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (b)	1,000,000	1,002,808
Amazon.com, Inc.
2.50%, 11/29/22 (b)	200,000	204,108
3.80%, 12/05/24 (b)	250,000	276,226
4.95%, 12/05/44 (b)	500,000	586,652
AutoZone, Inc.
4.00%, 11/15/20 (b)	500,000	536,141
Costco Wholesale Corp.
1.70%, 12/15/19	500,000	507,099
CVS Health Corp.
2.25%, 08/12/19 (b)	250,000	254,772
2.75%, 12/01/22 (b)	1,000,000	1,010,308
3.38%, 08/12/24 (b)	250,000	260,820
eBay, Inc.
2.60%, 07/15/22 (b)	300,000	291,618
Ford Motor Co.
7.45%, 07/16/31	600,000	785,128
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ford Motor Credit Co., LLC
6.63%, 08/15/17	750,000	793,921
2.15%, 01/09/18	500,000	502,927
5.00%, 05/15/18	350,000	370,945
2.02%, 05/03/19	350,000	349,186
3.34%, 03/18/21	1,000,000	1,025,452
General Motors Co.
3.50%, 10/02/18	250,000	256,568
4.88%, 10/02/23	750,000	798,079
6.25%, 10/02/43	250,000	275,925
Johnson Controls, Inc.
3.63%, 07/02/24 (b)	300,000	309,063
4.63%, 07/02/44 (b)	300,000	300,661
Lowe's Cos., Inc.
3.12%, 04/15/22 (b)	150,000	157,920
3.38%, 09/15/25 (b)	1,000,000	1,062,922
4.65%, 04/15/42 (b)	100,000	111,915
Macy's Retail Holdings, Inc.
6.90%, 04/01/29	200,000	215,766
5.13%, 01/15/42 (b)	250,000	213,135
Marriott International, Inc.
3.00%, 03/01/19 (b)	200,000	204,251
3.13%, 10/15/21 (b)	200,000	205,036
McDonald's Corp.
3.70%, 01/30/26 (b)	500,000	532,874
4.88%, 12/09/45 (b)	250,000	279,003
NIKE, Inc.
2.25%, 05/01/23 (b)	200,000	201,629
3.63%, 05/01/43 (b)	100,000	100,402
Nordstrom, Inc.
6.25%, 01/15/18	100,000	107,044
QVC, Inc.
5.45%, 08/15/34 (b)	300,000	268,313
Starbucks Corp.
3.85%, 10/01/23 (b)	300,000	332,050
Starwood Hotels & Resorts Worldwide, Inc.
3.75%, 03/15/25 (b)	500,000	510,994
Target Corp.
2.30%, 06/26/19	500,000	514,543
3.50%, 07/01/24	400,000	436,655
The Gap, Inc.
5.95%, 04/12/21 (b)	100,000	101,992
The Home Depot, Inc.
3.75%, 02/15/24 (b)	150,000	164,659
5.88%, 12/16/36	500,000	651,244
4.20%, 04/01/43 (b)	500,000	532,163
4.88%, 02/15/44 (b)	150,000	175,988
Toyota Motor Credit Corp.
1.55%, 07/13/18	1,000,000	1,007,062
3.40%, 09/15/21	1,100,000	1,177,640
VF Corp.
6.45%, 11/01/37	50,000	66,779
Visa, Inc.
1.20%, 12/14/17	500,000	501,643
4.15%, 12/14/35 (b)	500,000	546,378
4.30%, 12/14/45 (b)	250,000	276,986
Wal-Mart Stores, Inc.
5.80%, 02/15/18	300,000	324,199
3.25%, 10/25/20	500,000	536,819
5.88%, 04/05/27	275,000	354,586
5.25%, 09/01/35	300,000	379,010
6.50%, 08/15/37	150,000	210,812
4.00%, 04/11/43 (b)	500,000	527,082

6

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19 (b)	500,000	511,373
3.80%, 11/18/24 (b)	500,000	519,795
Wyndham Worldwide Corp.
5.63%, 03/01/21	250,000	276,128
		24,995,197
Consumer Non-Cyclical 3.8%
AbbVie, Inc.
1.75%, 11/06/17	500,000	501,255
2.00%, 11/06/18	1,500,000	1,504,824
3.20%, 11/06/22 (b)	200,000	203,818
4.40%, 11/06/42	300,000	298,180
Actavis Funding SCS
3.80%, 03/15/25 (b)	1,000,000	1,016,016
4.75%, 03/15/45 (b)	500,000	495,878
Altria Group, Inc.
4.75%, 05/05/21	750,000	844,113
5.38%, 01/31/44	250,000	305,338
Amgen, Inc.
5.70%, 02/01/19 (i)	500,000	552,745
3.63%, 05/15/22 (b)	150,000	158,951
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/19	1,400,000	1,407,477
2.15%, 02/01/19	300,000	303,505
2.65%, 02/01/21 (b)	250,000	254,606
3.70%, 02/01/24	300,000	321,258
4.70%, 02/01/36 (b)	500,000	542,320
4.90%, 02/01/46 (b)	1,650,000	1,846,419
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/17	350,000	350,955
5.00%, 04/15/20	450,000	500,324
4.38%, 02/15/21 (i)	150,000	164,873
AstraZeneca PLC
2.38%, 11/16/20	250,000	253,673
6.45%, 09/15/37	500,000	665,720
Baxalta, Inc.
2.00%, 06/22/18 (c)	250,000	248,844
3.60%, 06/23/22 (b)(c)(h)	500,000	505,096
4.00%, 06/23/25 (b)(c)	500,000	501,328
5.25%, 06/23/45 (b)(c)	500,000	512,365
Bristol-Myers Squibb Co.
3.25%, 08/01/42	150,000	142,890
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	100,000	117,511
Cardinal Health, Inc.
1.95%, 06/15/18	250,000	252,107
3.20%, 03/15/23	250,000	257,487
3.75%, 09/15/25 (b)	500,000	536,515
4.60%, 03/15/43	250,000	259,386
4.90%, 09/15/45 (b)	500,000	547,494
Celgene Corp.
2.88%, 08/15/20	1,000,000	1,025,479
3.55%, 08/15/22	1,000,000	1,040,928
3.63%, 05/15/24 (b)	1,000,000	1,029,801
4.63%, 05/15/44 (b)	250,000	250,481
Covidien International Finance S.A.
6.00%, 10/15/17	400,000	425,702
Delhaize Group S.A.
5.70%, 10/01/40	500,000	559,457
Diageo Capital PLC
1.13%, 04/29/18	100,000	99,925
5.88%, 09/30/36	150,000	192,029
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Dr Pepper Snapple Group, Inc.
3.20%, 11/15/21 (b)	750,000	781,516
Eli Lilly & Co.
3.70%, 03/01/45 (b)	500,000	503,053
Express Scripts Holding Co.
2.25%, 06/15/19	500,000	504,383
4.75%, 11/15/21	450,000	496,748
General Mills, Inc.
5.65%, 02/15/19	500,000	552,887
5.40%, 06/15/40	500,000	602,462
Gilead Sciences, Inc.
4.40%, 12/01/21 (b)	1,000,000	1,108,835
3.50%, 02/01/25 (b)	500,000	521,895
5.65%, 12/01/41 (b)	1,000,000	1,205,412
4.75%, 03/01/46 (b)	250,000	268,183
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	400,000	550,649
Hasbro, Inc.
6.30%, 09/15/17	100,000	106,009
Johnson & Johnson
4.38%, 12/05/33 (b)	100,000	115,149
4.85%, 05/15/41	200,000	247,483
Kimberly-Clark Corp.
6.13%, 08/01/17	500,000	529,750
7.50%, 11/01/18	325,000	371,901
5.30%, 03/01/41	200,000	255,663
Koninklijke Philips N.V.
5.00%, 03/15/42	300,000	318,851
Kraft Heinz Foods Co.
5.38%, 02/10/20	392,000	436,672
3.50%, 06/06/22	1,000,000	1,044,408
5.20%, 07/15/45 (b)	500,000	564,231
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	101,028
6.88%, 05/01/20	100,000	117,331
McKesson Corp.
2.28%, 03/15/19	650,000	659,682
3.80%, 03/15/24 (b)	500,000	532,878
Medtronic, Inc.
1.50%, 03/15/18	750,000	755,149
3.13%, 03/15/22 (b)	750,000	787,747
4.63%, 03/15/45	250,000	281,167
Merck & Co., Inc.
3.88%, 01/15/21 (b)	700,000	761,274
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	200,000	221,290
Molson Coors Brewing Co.
3.50%, 05/01/22	100,000	103,868
Mondelez International, Inc.
2.25%, 02/01/19 (b)	200,000	203,978
6.50%, 11/01/31	500,000	640,509
Mylan, Inc.
4.20%, 11/29/23 (b)	350,000	359,703
5.40%, 11/29/43 (b)	200,000	205,277
Newell Brands, Inc.
2.05%, 12/01/17	150,000	150,723
4.70%, 08/15/20	200,000	213,662
5.00%, 11/15/23 (b)(c)	250,000	260,938
PepsiCo, Inc.
2.25%, 01/07/19 (b)	200,000	204,637
4.50%, 01/15/20	250,000	276,463
4.88%, 11/01/40	500,000	574,514
Perrigo Finance PLC
3.90%, 12/15/24 (b)	500,000	492,623

    7

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Pfizer, Inc.
6.20%, 03/15/19	500,000	563,571
7.20%, 03/15/39	250,000	365,705
4.40%, 05/15/44	500,000	557,119
Philip Morris International, Inc.
2.90%, 11/15/21	650,000	675,344
3.25%, 11/10/24	500,000	526,109
3.38%, 08/11/25 (b)	500,000	531,511
Quest Diagnostics, Inc.
4.70%, 04/01/21	750,000	815,656
Reynolds American, Inc.
4.45%, 06/12/25 (b)	200,000	219,985
5.85%, 08/15/45 (b)	500,000	613,657
Sanofi
1.25%, 04/10/18	250,000	250,655
Teva Pharmaceutical Finance Co., LLC
6.15%, 02/01/36	13,000	15,236
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	91,000	94,627
The Coca-Cola Co.
3.15%, 11/15/20 (i)	1,200,000	1,278,102
2.88%, 10/27/25	500,000	517,415
The JM Smucker Co.
3.50%, 03/15/25	750,000	792,667
The Kroger Co.
2.00%, 01/15/19	400,000	402,343
3.85%, 08/01/23 (b)	100,000	108,032
5.40%, 07/15/40 (b)	50,000	57,352
The Procter & Gamble Co.
4.70%, 02/15/19	400,000	437,064
Thermo Fisher Scientific, Inc.
2.40%, 02/01/19	250,000	253,071
4.15%, 02/01/24 (b)	300,000	322,262
5.30%, 02/01/44 (b)	300,000	339,896
Unilever Capital Corp.
4.25%, 02/10/21	700,000	773,338
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/18	500,000	502,332
5.75%, 11/30/39	400,000	466,236
Zoetis, Inc.
4.70%, 02/01/43 (b)	100,000	98,529
		51,565,468
Energy 2.4%
Anadarko Petroleum Corp.
6.38%, 09/15/17	32,000	33,683
6.45%, 09/15/36 (i)	100,000	107,671
Apache Corp.
3.25%, 04/15/22 (b)	250,000	249,503
6.00%, 01/15/37	500,000	545,911
5.10%, 09/01/40 (b)	250,000	250,232
Baker Hughes, Inc.
7.50%, 11/15/18 (i)	100,000	113,521
BP Capital Markets PLC
2.24%, 05/10/19	500,000	507,053
2.32%, 02/13/20	250,000	253,624
4.50%, 10/01/20	500,000	548,003
Buckeye Partners LP
4.35%, 10/15/24 (b)	200,000	189,914
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (b)	500,000	462,653
5.85%, 02/01/35	250,000	233,618
6.25%, 03/15/38	200,000	195,110
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Chevron Corp.
1.35%, 11/15/17	1,000,000	1,002,660
4.95%, 03/03/19	500,000	545,275
Cimarex Energy Co.
5.88%, 05/01/22 (b)	500,000	524,040
4.38%, 06/01/24 (b)	500,000	510,532
Devon Energy Corp.
2.25%, 12/15/18 (b)	300,000	288,200
Dominion Gas Holdings LLC
4.80%, 11/01/43 (b)	400,000	423,221
El Paso Pipeline Partners Operating Co., LLC
4.30%, 05/01/24 (b)	450,000	437,189
4.70%, 11/01/42 (b)	100,000	82,157
Enbridge Energy Partners LP
4.20%, 09/15/21 (b)	1,000,000	1,007,925
5.50%, 09/15/40 (b)	500,000	468,836
Energy Transfer Partners LP
5.20%, 02/01/22 (b)	2,000,000	2,011,604
4.90%, 03/15/35 (b)	250,000	206,790
6.13%, 12/15/45 (b)	500,000	473,585
EnLink Midstream Partners LP
4.40%, 04/01/24 (b)	350,000	306,294
5.05%, 04/01/45 (b)	650,000	481,759
Enterprise Products Operating LLC
2.55%, 10/15/19 (b)	600,000	609,445
2.85%, 04/15/21 (b)	250,000	253,412
3.90%, 02/15/24 (b)	100,000	103,572
3.75%, 02/15/25 (b)	500,000	511,035
6.65%, 10/15/34	250,000	288,173
EOG Resources, Inc.
5.63%, 06/01/19	500,000	548,004
4.15%, 01/15/26 (b)	250,000	266,829
3.90%, 04/01/35 (b)	500,000	476,862
Exxon Mobil Corp.
3.57%, 03/06/45 (b)	500,000	488,403
4.11%, 03/01/46 (b)	500,000	531,979
Halliburton Co.
3.80%, 11/15/25 (b)	500,000	506,615
5.00%, 11/15/45 (b)	500,000	513,406
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (b)	500,000	517,400
Husky Energy, Inc.
7.25%, 12/15/19	163,000	181,924
4.00%, 04/15/24 (b)	500,000	497,979
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	277,676
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	400,000	439,657
6.95%, 01/15/38	500,000	520,548
5.00%, 08/15/42 (b)	200,000	169,530
5.40%, 09/01/44 (b)	100,000	89,874
Kinder Morgan, Inc.
7.25%, 06/01/18	250,000	270,354
4.30%, 06/01/25 (b)	250,000	245,339
5.55%, 06/01/45 (b)	200,000	184,846
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	250,000	222,469
Marathon Oil Corp.
2.80%, 11/01/22 (b)	200,000	173,129
Marathon Petroleum Corp.
3.63%, 09/15/24 (b)	250,000	236,109
6.50%, 03/01/41 (b)	250,000	250,262
MPLX LP
4.00%, 02/15/25 (b)	250,000	224,898

8

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Nexen Energy ULC
6.20%, 07/30/19	125,000	139,047
5.88%, 03/10/35	300,000	337,781
Nisource Finance Corp.
5.25%, 02/15/43 (b)	300,000	343,966
Occidental Petroleum Corp.
2.60%, 04/15/22 (b)	500,000	503,237
4.40%, 04/15/46 (b)	500,000	523,378
Phillips 66
5.88%, 05/01/42	150,000	169,210
Phillips 66 Partners LP
3.61%, 02/15/25 (b)	500,000	471,096
4.68%, 02/15/45 (b)	100,000	87,394
Pioneer Natural Resources Co.
7.50%, 01/15/20	1,000,000	1,139,306
Shell International Finance BV
3.63%, 08/21/42	500,000	463,091
4.38%, 05/11/45	500,000	517,750
Spectra Energy Partners LP
2.95%, 09/25/18 (b)	300,000	304,141
Suncor Energy, Inc.
6.10%, 06/01/18	500,000	535,796
3.60%, 12/01/24 (b)	1,000,000	1,015,530
5.95%, 12/01/34	250,000	278,099
6.50%, 06/15/38	500,000	596,051
6.85%, 06/01/39	1,000,000	1,208,050
Total Capital International S.A.
2.13%, 01/10/19	250,000	253,255
2.88%, 02/17/22	500,000	511,913
TransCanada PipeLines Ltd.
6.20%, 10/15/37	150,000	171,936
Valero Energy Corp.
4.90%, 03/15/45	250,000	218,394
Western Gas Partners LP
3.95%, 06/01/25 (b)	500,000	452,082
Williams Partners LP
3.60%, 03/15/22 (b)	100,000	88,166
XTO Energy, Inc.
6.75%, 08/01/37 (i)	100,000	143,763
		32,532,724
Other Industrial 0.2%
Howard Hughes Medical Institute
3.50%, 09/01/23	500,000	541,151
Princeton University
4.95%, 03/01/19	418,000	459,690
Thomas & Betts Corp.
5.63%, 11/15/21	1,000,000	1,141,730
		2,142,571
Technology 1.8%
Alphabet, Inc.
3.38%, 02/25/24	300,000	323,435
Analog Devices, Inc.
3.90%, 12/15/25 (b)	250,000	269,410
5.30%, 12/15/45 (b)	500,000	582,533
Apple, Inc.
1.00%, 05/03/18	500,000	499,487
2.85%, 05/06/21	500,000	522,452
2.40%, 05/03/23	500,000	500,166
2.50%, 02/09/25	1,000,000	992,364
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.85%, 05/03/43	500,000	489,749
4.65%, 02/23/46 (b)	1,000,000	1,100,509
Applied Materials, Inc.
2.63%, 10/01/20 (b)	500,000	513,841
Cisco Systems, Inc.
4.45%, 01/15/20 (i)	250,000	275,118
3.50%, 06/15/25	750,000	824,143
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19 (c)(h)	500,000	506,853
6.02%, 06/15/26 (b)(c)	1,000,000	1,012,740
Fidelity National Information Services, Inc.
2.85%, 10/15/18	500,000	508,607
5.00%, 10/15/25 (b)	500,000	557,710
Fiserv, Inc.
2.70%, 06/01/20 (b)	250,000	255,781
Harris Corp.
6.15%, 12/15/40	150,000	184,225
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (b)(c)	250,000	256,348
6.35%, 10/15/45 (b)(c)	750,000	719,840
Intel Corp.
3.30%, 10/01/21	400,000	427,900
4.80%, 10/01/41	150,000	166,928
International Business Machines Corp.
5.70%, 09/14/17	400,000	423,756
4.00%, 06/20/42	750,000	772,270
KLA-Tencor Corp.
4.65%, 11/01/24 (b)	350,000	373,000
Lam Research Corp.
2.75%, 03/15/20 (b)	250,000	253,122
3.45%, 06/15/23 (b)(h)	1,000,000	1,008,909
3.80%, 03/15/25 (b)	500,000	503,824
Microsoft Corp.
1.30%, 11/03/18	1,000,000	1,003,482
5.30%, 02/08/41	1,000,000	1,235,482
Motorola Solutions, Inc.
3.50%, 03/01/23	500,000	473,553
NetApp, Inc.
2.00%, 12/15/17	1,000,000	1,001,778
3.38%, 06/15/21 (b)	350,000	350,039
Oracle Corp.
3.63%, 07/15/23	750,000	811,657
2.95%, 05/15/25 (b)	1,500,000	1,537,557
4.50%, 07/08/44 (b)	500,000	541,447
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	200,000	207,275
Seagate HDD Cayman
3.75%, 11/15/18	500,000	496,562
4.75%, 06/01/23	750,000	627,244
4.75%, 01/01/25	500,000	384,688
5.75%, 12/01/34 (b)	250,000	172,656
Texas Instruments, Inc.
1.85%, 05/15/22 (b)	500,000	494,502
Verisk Analytics, Inc.
4.00%, 06/15/25 (b)	250,000	254,852
Xerox Corp.
2.75%, 03/15/19	400,000	395,239
		24,813,033
Transportation 0.6%
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/27	715,881	729,319

    9

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	300,000	306,000
Burlington Northern Santa Fe LLC
3.60%, 09/01/20 (b)	300,000	322,152
4.45%, 03/15/43 (b)	250,000	270,938
4.55%, 09/01/44 (b)	300,000	328,622
Canadian National Railway Co.
2.95%, 11/21/24 (b)	250,000	259,643
6.20%, 06/01/36	100,000	133,392
4.50%, 11/07/43 (b)	100,000	112,806
Canadian Pacific Railway Ltd.
4.50%, 01/15/22	250,000	272,677
Continental Airlines 2010-1 Class A Pass Through Trust
4.75%, 07/12/22	257,240	271,084
CSX Corp.
3.70%, 10/30/20 (b)	250,000	265,301
4.10%, 03/15/44 (b)	100,000	101,885
FedEx Corp.
2.63%, 08/01/22	200,000	201,506
3.88%, 08/01/42	200,000	186,996
Norfolk Southern Corp.
5.90%, 06/15/19	300,000	335,011
2.90%, 02/15/23 (b)	250,000	253,728
4.84%, 10/01/41	100,000	112,953
Ryder System, Inc.
2.55%, 06/01/19 (b)	200,000	202,116
Southwest Airlines Co.
2.65%, 11/05/20 (b)	500,000	510,784
Union Pacific Corp.
4.16%, 07/15/22 (b)	750,000	832,237
3.25%, 08/15/25 (b)	500,000	534,422
6.63%, 02/01/29	250,000	338,820
United Parcel Service, Inc.
1.13%, 10/01/17	250,000	250,585
6.20%, 01/15/38	150,000	207,370
4.88%, 11/15/40 (b)	250,000	301,389
		7,641,736
		206,735,534
Utilities 1.9%
Electric 1.8%
Ameren Illinois Co.
2.70%, 09/01/22 (b)	400,000	410,352
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	600,000	600,089
Appalachian Power Co.
6.38%, 04/01/36 (i)	650,000	813,014
Arizona Public Service Co.
2.20%, 01/15/20 (b)	250,000	253,410
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (b)	500,000	538,239
6.50%, 09/15/37	500,000	674,468
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/35	350,000	415,201
4.45%, 03/15/44 (b)	350,000	386,836
Consumers Energy Co.
3.38%, 08/15/23 (b)	500,000	529,734
3.95%, 05/15/43 (b)	500,000	522,647
Dominion Resources, Inc.
1.90%, 06/15/18	500,000	500,613
4.45%, 03/15/21	450,000	489,867
5.25%, 08/01/33	500,000	543,223
Security Rate, Maturity Date	Face Amount ($)	Value ($)
DTE Electric Co.
3.65%, 03/15/24 (b)	150,000	162,595
Duke Energy Carolinas LLC
4.30%, 06/15/20	100,000	110,081
6.45%, 10/15/32	350,000	462,755
Duke Energy Corp.
3.75%, 04/15/24 (b)	250,000	264,752
Duke Energy Florida, Inc.
4.55%, 04/01/20	750,000	811,858
Duke Energy Progress, Inc.
4.15%, 12/01/44 (b)	850,000	908,834
Eversource Energy
3.15%, 01/15/25 (b)	500,000	512,663
Exelon Corp.
4.95%, 06/15/35 (b)(c)	500,000	543,852
Exelon Generation Co., LLC
2.95%, 01/15/20 (b)	1,000,000	1,016,993
4.00%, 10/01/20 (b)	300,000	316,208
5.60%, 06/15/42 (b)	300,000	306,826
Georgia Power Co.
4.75%, 09/01/40	350,000	385,992
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	600,000	635,081
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	200,000	206,892
Oncor Electric Delivery Co., LLC
2.15%, 06/01/19 (b)	800,000	806,760
4.55%, 12/01/41 (b)	500,000	545,643
Pacific Gas & Electric Co.
5.80%, 03/01/37	400,000	509,415
4.30%, 03/15/45 (b)	500,000	541,199
Pacificorp
5.50%, 01/15/19	150,000	165,090
3.35%, 07/01/25 (b)	500,000	528,139
6.00%, 01/15/39	500,000	661,477
PPL Capital Funding, Inc.
3.40%, 06/01/23 (b)	500,000	514,518
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	200,000	201,982
PSEG Power LLC
5.13%, 04/15/20	150,000	162,758
8.63%, 04/15/31	500,000	603,449
Puget Sound Energy, Inc.
6.27%, 03/15/37	750,000	996,095
San Diego Gas & Electric Co.
4.50%, 08/15/40	250,000	282,242
Sempra Energy
2.40%, 03/15/20 (b)	500,000	505,498
3.55%, 06/15/24 (b)	150,000	155,171
Southern California Edison Co.
5.50%, 08/15/18	250,000	273,037
Southern Power Co.
1.50%, 06/01/18	500,000	500,292
The Southern Co.
2.15%, 09/01/19 (b)	200,000	201,601
TransAlta Corp.
6.65%, 05/15/18	100,000	102,404
Union Electric Co.
3.90%, 09/15/42 (b)	200,000	206,578
WEC Energy Group, Inc.
1.65%, 06/15/18	500,000	502,014
2.45%, 06/15/20 (b)	500,000	510,031

10

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	315,000	343,072
2.40%, 03/15/21 (b)	100,000	101,626
4.80%, 09/15/41 (b)	750,000	833,425
		24,076,591
Natural Gas 0.1%
Atmos Energy Corp.
4.13%, 10/15/44 (b)	500,000	515,690
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (b)	100,000	113,338
ONE Gas, Inc.
3.61%, 02/01/24 (b)	250,000	260,936
4.66%, 02/01/44 (b)	150,000	167,304
Southern Calif Gas Co.
2.60%, 06/15/26 (b)	1,000,000	999,640
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	102,619
		2,159,527
		26,236,118
Total Corporate Bonds
(Cost $329,928,265)		339,560,340

U.S. Government and Government Agencies 38.7% of net assets
U.S. Government Agency Securities 2.6%
Fannie Mae
5.38%, 06/12/17 (i)	1,000,000	1,046,697
1.00%, 09/27/17	2,850,000	2,856,888
0.88%, 02/08/18	1,000,000	1,000,395
1.13%, 10/19/18	200,000	200,744
1.50%, 10/17/19 (b)	2,000,000	1,998,496
1.75%, 11/26/19	1,500,000	1,529,150
6.63%, 11/15/30 (i)	500,000	739,113
Federal Farm Credit Bank
1.92%, 04/19/22 (b)	500,000	500,112
Federal Home Loan Bank
2.25%, 09/08/17	2,000,000	2,035,636
5.00%, 11/17/17	750,000	795,359
1.00%, 12/19/17	500,000	501,045
5.38%, 05/15/19	500,000	561,203
1.88%, 12/09/22 (i)	2,500,000	2,515,302
5.50%, 07/15/36	500,000	689,194
Freddie Mac
1.25%, 05/12/17	1,750,000	1,757,633
1.00%, 09/29/17	2,500,000	2,506,057
0.88%, 03/07/18 (i)	3,700,000	3,696,559
1.05%, 04/11/18 (b)	2,000,000	2,000,522
4.88%, 06/13/18	1,000,000	1,078,625
1.63%, 11/27/18	1,000,000	1,015,461
1.40%, 03/29/19 (b)	1,350,000	1,348,759
1.50%, 06/22/20	1,000,000	1,007,810
1.50%, 11/30/20	250,000	250,984
2.63%, 09/06/24	500,000	525,038
6.03%, 10/08/27	250,000	339,135
Private Export Funding Corp.
2.30%, 09/15/20	1,000,000	1,031,752
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Tennessee Valley Authority
3.88%, 02/15/21	340,000	375,934
4.65%, 06/15/35	1,000,000	1,202,191
		35,105,794
U.S. Treasury Obligations 36.1%
U.S. Treasury Bonds
2.75%, 02/28/18	1,000,000	1,032,969
8.13%, 08/15/19	1,000,000	1,222,598
6.00%, 02/15/26 (i)	2,000,000	2,746,602
6.50%, 11/15/26	1,000,000	1,441,992
6.63%, 02/15/27	1,000,000	1,462,363
6.38%, 08/15/27	1,000,000	1,451,348
6.13%, 11/15/27	400,000	572,820
5.25%, 11/15/28	1,500,000	2,040,147
5.25%, 02/15/29 (i)	1,000,000	1,365,234
5.38%, 02/15/31	4,000,000	5,697,108
4.50%, 02/15/36	1,000,000	1,368,496
3.50%, 02/15/39	1,000,000	1,189,531
4.38%, 11/15/39	1,000,000	1,344,434
4.63%, 02/15/40	1,000,000	1,391,367
4.38%, 05/15/40	1,750,000	2,354,468
3.88%, 08/15/40 (i)	2,500,000	3,132,520
4.25%, 11/15/40	1,650,000	2,183,028
4.75%, 02/15/41	1,450,000	2,057,640
4.38%, 05/15/41	1,250,000	1,685,913
3.75%, 08/15/41	1,200,000	1,476,352
3.13%, 11/15/41	1,785,000	1,983,267
3.13%, 02/15/42	2,230,000	2,476,694
3.00%, 05/15/42	1,000,000	1,084,258
2.75%, 08/15/42	2,025,000	2,093,581
2.75%, 11/15/42	2,000,000	2,063,868
3.13%, 02/15/43	1,500,000	1,660,928
2.88%, 05/15/43	3,000,000	3,163,944
3.63%, 08/15/43	2,500,000	3,031,102
3.75%, 11/15/43	1,000,000	1,239,941
3.63%, 02/15/44	3,000,000	3,633,105
3.38%, 05/15/44	3,500,000	4,050,018
3.13%, 08/15/44	2,000,000	2,207,696
3.00%, 11/15/44	3,500,000	3,770,567
2.50%, 02/15/45	4,000,000	3,892,420
3.00%, 05/15/45	3,500,000	3,768,789
2.88%, 08/15/45	2,500,000	2,625,390
3.00%, 11/15/45	3,730,000	4,015,214
2.50%, 02/15/46	3,000,000	2,916,564
U.S. Treasury Notes
0.63%, 07/31/17	4,000,000	3,993,592
0.88%, 08/15/17	3,500,000	3,504,718
1.88%, 08/31/17	2,000,000	2,027,188
1.00%, 09/15/17	2,000,000	2,005,782
0.63%, 09/30/17	4,500,000	4,490,685
1.88%, 09/30/17	3,000,000	3,043,242
0.88%, 10/15/17	4,000,000	4,004,532
0.75%, 10/31/17	3,000,000	2,998,008
1.88%, 10/31/17	4,000,000	4,060,080
0.88%, 11/15/17	7,000,000	7,007,385
4.25%, 11/15/17	3,000,000	3,149,415
0.63%, 11/30/17	7,500,000	7,479,495
0.88%, 11/30/17	6,000,000	6,006,678
1.00%, 12/15/17	5,500,000	5,514,822
0.88%, 01/15/18	3,900,000	3,902,742
2.63%, 01/31/18	2,000,000	2,058,868
1.00%, 02/15/18	3,750,000	3,759,742

    11

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 02/15/18	1,000,000	1,044,961
0.75%, 02/28/18	4,000,000	3,992,812
1.00%, 03/15/18	2,000,000	2,004,882
0.88%, 03/31/18	4,500,000	4,500,702
2.88%, 03/31/18	2,500,000	2,591,748
0.75%, 04/15/18	6,500,000	6,485,908
0.63%, 04/30/18	4,500,000	4,479,961
2.63%, 04/30/18	1,400,000	1,447,004
3.88%, 05/15/18	500,000	529,707
0.88%, 07/15/18	2,000,000	1,998,868
1.38%, 07/31/18	2,000,000	2,020,352
4.00%, 08/15/18	2,000,000	2,139,726
1.50%, 08/31/18	1,000,000	1,013,105
1.38%, 09/30/18	1,500,000	1,515,528
0.88%, 10/15/18	3,000,000	2,995,665
1.25%, 10/31/18	3,000,000	3,021,972
1.75%, 10/31/18	4,000,000	4,078,204
1.25%, 11/15/18	2,000,000	2,014,610
3.75%, 11/15/18	3,000,000	3,205,548
1.38%, 11/30/18	4,000,000	4,042,500
1.38%, 12/31/18	5,000,000	5,052,540
1.25%, 01/31/19	2,000,000	2,014,570
1.50%, 01/31/19	2,000,000	2,027,578
2.75%, 02/15/19	1,500,000	1,571,895
1.50%, 02/28/19	4,500,000	4,563,459
1.00%, 03/15/19	4,000,000	4,000,156
1.50%, 03/31/19	2,000,000	2,029,296
1.63%, 03/31/19	5,000,000	5,087,400
0.88%, 04/15/19	2,000,000	1,992,188
1.63%, 04/30/19	1,500,000	1,526,484
3.13%, 05/15/19	3,000,000	3,184,512
1.50%, 05/31/19	3,000,000	3,042,480
1.00%, 06/30/19	1,500,000	1,498,740
1.63%, 06/30/19	3,000,000	3,053,790
1.63%, 07/31/19	2,500,000	2,544,530
3.63%, 08/15/19	3,000,000	3,244,101
1.00%, 08/31/19	2,000,000	1,995,390
1.63%, 08/31/19	3,500,000	3,561,866
1.75%, 09/30/19	5,500,000	5,618,376
1.50%, 10/31/19	2,500,000	2,532,470
3.38%, 11/15/19	3,000,000	3,229,686
1.00%, 11/30/19	1,500,000	1,493,702
1.63%, 12/31/19 (i)	9,250,000	9,403,383
3.63%, 02/15/20 (i)	5,000,000	5,445,995
1.13%, 04/30/20	1,000,000	996,562
1.38%, 04/30/20	2,000,000	2,011,368
1.50%, 05/31/20	4,800,000	4,846,968
1.63%, 06/30/20	5,000,000	5,071,680
1.88%, 06/30/20	3,550,000	3,637,710
1.63%, 07/31/20	2,500,000	2,534,960
2.00%, 07/31/20	2,000,000	2,058,868
2.63%, 08/15/20 (i)	2,000,000	2,109,258
2.13%, 08/31/20	1,000,000	1,034,297
1.38%, 09/30/20	6,000,000	6,016,992
2.00%, 09/30/20	500,000	514,795
1.38%, 10/31/20	3,000,000	3,006,972
2.63%, 11/15/20	4,000,000	4,224,452
1.63%, 11/30/20	3,500,000	3,546,417
2.00%, 11/30/20	2,500,000	2,573,290
2.38%, 12/31/20	6,250,000	6,538,087
1.38%, 01/31/21	5,000,000	5,004,490
2.13%, 01/31/21	1,000,000	1,035,137
3.63%, 02/15/21	2,000,000	2,206,836
1.13%, 02/28/21	2,000,000	1,979,218
2.00%, 02/28/21	2,000,000	2,059,180
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.25%, 03/31/21	2,500,000	2,486,523
1.38%, 04/30/21	2,500,000	2,500,880
2.25%, 04/30/21	2,500,000	2,604,443
3.13%, 05/15/21 (i)	6,600,000	7,152,235
2.00%, 05/31/21	2,000,000	2,060,078
2.13%, 06/30/21	1,000,000	1,035,430
2.25%, 07/31/21	1,200,000	1,249,874
2.13%, 08/15/21 (i)	1,000,000	1,035,020
2.00%, 08/31/21	2,000,000	2,057,656
2.00%, 10/31/21	2,000,000	2,056,680
2.00%, 11/15/21	5,750,000	5,915,876
1.88%, 11/30/21	6,000,000	6,128,670
1.50%, 01/31/22	3,750,000	3,750,146
2.00%, 02/15/22	3,000,000	3,083,556
1.75%, 04/30/22	1,000,000	1,012,012
1.75%, 05/15/22	1,250,000	1,265,088
1.88%, 05/31/22	3,500,000	3,566,787
2.13%, 06/30/22	1,500,000	1,549,571
2.00%, 07/31/22	2,500,000	2,563,673
1.63%, 08/15/22	1,250,000	1,254,736
1.75%, 09/30/22	5,000,000	5,048,340
1.88%, 10/31/22	3,000,000	3,050,157
1.63%, 11/15/22	5,500,000	5,509,130
2.00%, 11/30/22	4,000,000	4,095,780
2.13%, 12/31/22	2,000,000	2,062,734
1.75%, 01/31/23	2,000,000	2,015,390
2.00%, 02/15/23	3,600,000	3,688,524
1.50%, 02/28/23	2,500,000	2,478,905
1.63%, 04/30/23	2,000,000	1,996,954
1.75%, 05/15/23	3,750,000	3,776,880
2.50%, 08/15/23	2,500,000	2,643,995
2.75%, 11/15/23	2,500,000	2,689,405
2.50%, 05/15/24	5,000,000	5,289,745
2.38%, 08/15/24 (i)	5,000,000	5,238,770
2.25%, 11/15/24	5,000,000	5,187,695
2.00%, 02/15/25	4,000,000	4,066,952
2.13%, 05/15/25 (i)	5,000,000	5,132,030
2.00%, 08/15/25	3,250,000	3,298,558
2.25%, 11/15/25	4,200,000	4,352,086
1.63%, 02/15/26	9,300,000	9,116,176
		488,814,277
Total U.S. Government and Government Agencies
(Cost $508,046,735)		523,920,071

Commercial Mortgage-Backed Securities 1.6% of net assets
Citigroup Commercial Mortgage Trust
Series 2014-GC21 Class A2
2.90%, 05/10/47 (b)	600,000	616,593
COMM 2013-CCRE11 Mortgage Trust
Series 2013-CR10 Class A4
4.21%, 08/10/46 (b)	1,500,000	1,669,495
COMM 2014-CCRE15 Mortgage Trust
Series 2014-CR15 Class A2
2.93%, 02/10/47 (b)	327,000	335,886
Fannie Mae-ACES
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	700,000	735,646
Series 2013-M12 Class A
1.53%, 10/25/17 (b)	127,654	128,165
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	1,000,000	1,040,514

12

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K008 Class A2
3.53%, 06/25/20 (b)	140,601	150,228
Series K010 Class A2
4.33%, 10/25/20 (b)	150,000	165,885
Series K014 Class A1
2.79%, 10/25/20 (b)	528,254	540,928
Series K015 Class A1
2.26%, 10/25/20 (b)	187,449	189,908
Series K021 Class A2
2.40%, 06/25/22 (b)	195,000	200,200
Series K022 Class A2
2.36%, 07/25/22 (b)	230,000	235,297
Series K024 Class A2
2.57%, 09/25/22 (b)	200,000	206,987
Series K026 Class A2
2.51%, 11/25/22 (b)	1,400,000	1,443,861
Series K027 Class A2
2.64%, 01/25/23 (b)	300,000	311,696
Series K029 Class A2
3.32%, 02/25/23 (a)(b)	600,000	648,294
Series K030 Class A1
2.78%, 09/25/22 (b)	167,838	173,014
Series K035 Class A2
3.46%, 08/25/23 (a)(b)	1,500,000	1,632,550
Series K040 Class A2
3.24%, 09/25/24 (b)	200,000	215,221
Series K714 Class A2
3.03%, 10/25/20 (b)	380,000	400,331
GS Mortgage Securities Trust
Series 2013-GC14 Class A5
4.24%, 08/10/46 (b)	600,000	667,902
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A2
3.02%, 08/15/46 (b)	3,400,000	3,506,941
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A2
2.67%, 01/15/46 (b)	800,000	817,430
Series 2014-C20 Class A4A1
3.54%, 07/15/47 (b)	700,000	744,161
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A2
2.94%, 11/15/46 (b)	200,000	204,985
Series 2015-C24 Class ASB
3.48%, 05/15/48 (b)	400,000	423,504
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4
3.24%, 03/15/45 (b)	2,000,000	2,094,035
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	1,500,000	1,666,058
WFRBS Commercial Mortgage Trust
Series 2013-C14 Class A2
2.13%, 06/15/46 (b)	324,000	327,032
Total Commercial Mortgage-Backed Securities
(Cost $20,881,109)		21,492,747

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Asset-Backed Obligations 0.5% of net assets
Capital One Multi-Asset Execution Trust
Series 2007-A7 Class A7
5.75%, 07/15/20 (b)	100,000	105,842
Series 2015-A1 Class A1
1.39%, 01/15/21 (b)	400,000	400,773
CarMax Auto Owner Trust 2014-2
Series 2014-2 Class A4
1.61%, 10/15/19 (b)	1,550,000	1,557,723
Chase Issuance Trust
Series 2014-A7 Class A7
1.38%, 11/15/19 (b)	400,000	401,379
Citibank Credit Card Issuance Trust
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	850,000	899,664
Series 2014-A5 Class A5
2.68%, 06/07/23 (b)	1,500,000	1,557,160
Discover Card Execution Note Trust
Series 2012-A6 Class A6
1.67%, 01/18/22 (b)	1,100,000	1,108,196
Honda Auto Receivables Owner Trust
Series 2014-2 Class A4
1.18%, 05/18/20 (b)	100,000	100,063
Series 2014-3 Class A4
1.31%, 10/15/20 (b)	400,000	400,747
Total Asset-Backed Obligations
(Cost $6,451,041)		6,531,547

Foreign Government Securities 4.6% of net assets
Foreign Agencies 1.4%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	250,000	250,135
Germany 0.6%
Kreditanstalt Fuer Wiederaufbau
4.38%, 03/15/18 (d)	500,000	529,728
0.88%, 04/19/18 (d)	2,000,000	1,995,470
4.50%, 07/16/18 (d)	1,250,000	1,339,207
1.13%, 08/06/18 (d)	1,000,000	1,001,191
1.88%, 04/01/19 (d)	350,000	357,182
4.00%, 01/27/20 (d)	550,000	601,026
2.75%, 09/08/20 (d)	750,000	789,832
Landwirtschaftliche Rentenbank
1.00%, 04/04/18 (d)	150,000	150,002
1.88%, 09/17/18 (d)	1,000,000	1,017,412
		7,781,050
Japan 0.1%
Japan Finance Corp.
1.75%, 07/31/18	500,000	502,861
1.75%, 11/13/18	1,000,000	1,002,786
		1,505,647

    13

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mexico 0.3%
Petroleos Mexicanos
5.75%, 03/01/18	1,000,000	1,044,000
5.50%, 02/04/19	300,000	314,100
3.50%, 07/23/20 (c)	500,000	490,625
5.50%, 01/21/21	500,000	520,000
3.50%, 01/30/23	250,000	228,125
6.63%, 06/15/35	1,000,000	984,900
6.50%, 06/02/41	200,000	190,000
5.50%, 06/27/44	500,000	420,100
5.63%, 01/23/46 (c)	750,000	639,375
		4,831,225
Norway 0.1%
Statoil A.S.A.
3.13%, 08/17/17	200,000	204,536
7.75%, 06/15/23	100,000	129,682
3.70%, 03/01/24	600,000	635,728
5.10%, 08/17/40	250,000	285,119
		1,255,065
Republic of Korea 0.2%
Export-Import Bank of Korea
2.88%, 01/21/25	750,000	765,158
The Korea Development Bank
3.50%, 08/22/17	1,000,000	1,025,755
2.25%, 05/18/20	250,000	251,745
3.00%, 09/14/22	1,250,000	1,302,331
		3,344,989
Sweden 0.1%
Svensk Exportkredit AB
1.13%, 04/05/18	750,000	749,770
		19,717,881
Foreign Local Government 0.3%
Canada 0.3%
Province of British Columbia
2.25%, 06/02/26 (h)	200,000	200,373
Province of Manitoba
1.13%, 06/01/18	500,000	499,776
3.05%, 05/14/24	1,000,000	1,060,547
Province of Ontario
4.00%, 10/07/19	400,000	432,199
4.40%, 04/14/20 (i)	1,125,000	1,239,243
Province of Quebec
7.50%, 09/15/29	650,000	965,791
		4,397,929
Sovereign 1.3%
Colombia 0.1%
Republic of Colombia
4.00%, 02/26/24 (b)	200,000	198,500
4.50%, 01/28/26 (b)	250,000	254,062
Security Rate, Maturity Date	Face Amount ($)	Value ($)
7.38%, 09/18/37	650,000	776,750
5.63%, 02/26/44 (b)	500,000	497,500
		1,726,812
Italy 0.1%
Republic of Italy
5.38%, 06/12/17	500,000	519,141
6.88%, 09/27/23	250,000	312,505
		831,646
Mexico 0.3%
United Mexican States
3.50%, 01/21/21	350,000	365,400
3.63%, 03/15/22	500,000	517,500
3.60%, 01/30/25	500,000	505,625
4.13%, 01/21/26	1,250,000	1,306,250
6.75%, 09/27/34	750,000	963,750
6.05%, 01/11/40	1,000,000	1,178,750
		4,837,275
Panama 0.1%
Republic of Panama
5.20%, 01/30/20	100,000	109,400
4.00%, 09/22/24 (b)	300,000	312,000
3.75%, 03/16/25 (b)	150,000	153,000
6.70%, 01/26/36	200,000	252,000
		826,400
Peru 0.1%
Republic of Peru
7.13%, 03/30/19	650,000	744,250
Philippines 0.1%
Republic of the Philippines
4.20%, 01/21/24	750,000	853,431
5.00%, 01/13/37	500,000	630,356
3.95%, 01/20/40	500,000	551,622
		2,035,409
Poland 0.1%
Republic of Poland
5.13%, 04/21/21	750,000	840,716
Republic of Korea 0.1%
Republic of Korea
7.13%, 04/16/19	250,000	289,450
3.88%, 09/11/23	350,000	392,368
		681,818
South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	500,000	550,300
5.88%, 09/16/25	500,000	532,971
		1,083,271

14

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Turkey 0.2%
Republic of Turkey
7.50%, 07/14/17	1,000,000	1,060,495
5.63%, 03/30/21	500,000	535,406
7.38%, 02/05/25	500,000	594,312
6.88%, 03/17/36	500,000	578,285
4.88%, 04/16/43	250,000	226,655
		2,995,153
Uruguay 0.0%
Uruguay Government International Bond
4.50%, 08/14/24	400,000	424,000
4.13%, 11/20/45	100,000	85,250
		509,250
		17,112,000
Supranational* 1.6%
Asian Development Bank
5.59%, 07/16/18	500,000	546,401
1.50%, 01/22/20	500,000	503,367
2.00%, 01/22/25	1,500,000	1,508,361
Council of Europe Development Bank
1.63%, 03/10/20	500,000	505,061
European Bank for Reconstruction & Development
0.75%, 09/01/17	300,000	299,726
1.63%, 11/15/18	750,000	757,427
European Investment Bank
1.25%, 05/15/18	1,200,000	1,204,823
1.00%, 06/15/18	2,000,000	1,998,154
1.63%, 12/18/18	1,500,000	1,518,651
1.88%, 03/15/19	1,000,000	1,019,327
1.75%, 06/17/19	1,000,000	1,016,476
2.88%, 09/15/20	600,000	634,271
4.88%, 02/15/36	1,250,000	1,650,079
Inter-American Development Bank
0.88%, 03/15/18	350,000	349,408
3.88%, 09/17/19	500,000	540,570
1.88%, 03/15/21	2,500,000	2,535,902
4.38%, 01/24/44	1,000,000	1,251,993
International Bank for Reconstruction & Development
1.63%, 02/10/22	1,000,000	996,437
2.13%, 02/13/23	1,000,000	1,020,947
4.75%, 02/15/35	500,000	645,789
International Finance Corp.
1.75%, 09/04/18	350,000	355,331
1.75%, 09/16/19	350,000	355,502
		21,214,003
Total Foreign Government Securities
(Cost $61,687,814)		62,441,813

Municipal Bonds 0.9% of net assets
Fixed-Rate Obligations 0.9%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	500,000	763,910
Security Rate, Maturity Date	Face Amount ($)	Value ($)
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34 (i)	1,000,000	1,499,690
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	210,000	253,273
Connecticut
GO (Build America Bonds) Series 2010D
5.09%, 10/01/30	100,000	117,329
GO (Teachers' Retirement Fund) Series 2008A
5.85%, 03/15/32	300,000	381,858
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40 (i)	700,000	933,527
Georgia
GO (Build America Bonds) Series 2009H
4.50%, 11/01/25	1,000,000	1,135,160
Harvard College
MA Taxable Bonds Series 2013A
3.62%, 10/01/37	400,000	418,108
Illinois
GO Bonds Series 2003
4.95%, 06/01/23	130,000	137,380
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	750,000	827,670
Maryland State Transportation Auth
RB (Build America Bonds) Series 2009B
5.89%, 07/01/43	100,000	132,192
Metropolitan Government of Nashville & Davidson Cnty
GO (Build America Bonds) Series 2010B
5.71%, 07/01/34	200,000	243,514
Metropolitan Transportation Auth
GO (Build America Bonds) Series 2010E
6.81%, 11/15/40	350,000	501,624
New Jersey State Turnpike Auth
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	100,000	152,335
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	200,000	295,930
New Jersey Transportation Trust Fund Auth
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	500,000	526,765
New York City Municipal Water Finance Auth
Water and Sewer Systems Second General Resolution RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	150,000	209,739
New York City Transitional Finance Auth
Future Tax Secured RB (Qualified School Construction Bonds) Series 2010G3
5.27%, 05/01/27	250,000	298,135
Future Tax Secured RB (Build America Bonds) Series 2011A
5.51%, 08/01/37	100,000	128,610
Northwestern University
3.69%, 12/01/38	500,000	525,875
Ochsner Clinic Foundation
5.90%, 05/15/45 (b)	500,000	620,004

    15

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Texas
GO (Build America Bonds) Series 2010A
4.63%, 04/01/33	255,000	310,271
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	300,000	404,649
Texas State Transportation Commission
RB (Build America Bonds) Series 2010B
5.03%, 04/01/26	600,000	726,354
The Metropolitan Museum of Art
Series 2015
3.40%, 07/01/45	500,000	498,901
Total Municipal Bonds
(Cost $10,723,005)		12,042,803
Security	Number of Shares	Value ($)
Other Investment Companies 1.1% of net assets
Money Market Fund 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (e)	15,405,466	15,405,466
Securities Lending Collateral 0.0%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (e)	331,760	331,760
Total Other Investment Companies
(Cost $15,737,226)		15,737,226
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 4.8% of net assets
U.S. Government Agency Securities 4.8%
Federal Home Loan Bank
0.27%, 06/16/16 (f)	30,000,000	29,997,360
0.30%, 06/17/16 (f)(i)	20,000,000	19,998,120
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
0.31%, 06/08/16 (f)	5,000,000	4,999,795
0.31%, 06/24/16 (f)	10,000,000	9,998,650
Total Short-Term Investments
(Cost $64,991,825)		64,993,925

End of Investments.

At 05/31/16, the tax basis cost of the fund's investments was $1,388,458,376 and the unrealized appreciation and depreciation were $39,843,256 and ($3,153,625), respectively, with a net unrealized appreciation of $36,689,631.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $11,450,712 or 0.8% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	All or a portion of this security is on loan. Securities on loan were valued at $317,286.
(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(i)	All or a portion of this security is designated as collateral for delayed-delivery securities.

ACES –	Alternate Credit Enhancement Securities
GO –	General obligation
RB –	Revenue bond
TBA –	To-be-announced

16

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of May 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mortgage-Backed Securities[1]	$—	$378,427,535	$—	$378,427,535
Corporate Bonds[1]	—	339,560,340	—	339,560,340
U.S. Government and Government Agencies[1]	—	523,920,071	—	523,920,071
Commercial Mortgage-Backed Securities	—	21,492,747	—	21,492,747
Asset-Backed Obligations	—	6,531,547	—	6,531,547
Foreign Government Securities[1]	—	62,441,813	—	62,441,813
Municipal Bonds[1]	—	12,042,803	—	12,042,803
Other Investment Companies[1]	15,737,226	—	—	15,737,226
Short-Term Investments[1]	—	64,993,925	—	64,993,925
Total	$15,737,226	$1,409,410,781	$—	$1,425,148,007
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2016.
    17

Schwab Investments
Schwab GNMA Fund™
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
108.2%	Mortgage-Backed Securities	361,027,544	365,705,386
1.9%	Other Investment Company	6,483,769	6,483,769
17.5%	Short-Term Investments	58,995,139	58,997,363
127.6%	Total Investments	426,506,452	431,186,518
(4.8%)	TBA Sale Commitments	(16,131,328)	(16,127,705)
(22.8%)	Other Assets and Liabilities, Net		(77,234,933)
100.0%	Net Assets		337,823,880

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mortgage-Backed Securities 108.2% of net assets
TBA Securities 27.9%
Ginnie Mae TBA
2.50%, 06/01/46 (b)(e)	1,000,000	999,297
3.00%, 06/01/46 (b)(e)	18,500,000	19,137,969
3.50%, 06/01/46 (b)(e)	33,500,000	35,363,344
4.00%, 06/01/46 (b)(e)	27,000,000	28,812,423
4.50%, 06/01/46 (b)(e)	9,000,000	9,894,836
		94,207,869
U.S. Government Agency Mortgages 80.3%
Fannie Mae
5.45%, 12/01/31 to 07/01/32 (b)(f)	177,509	185,979
5.49%, 09/01/29 to 09/01/31 (b)(f)	93,127	96,576
5.50%, 09/01/17 (b)(f)	16,497	16,780
5.81%, 12/01/31 (b)(f)	67,093	75,986
6.50%, 04/01/31 (b)(f)	89,541	98,232
7.17%, 11/01/30 (b)(f)	4,116	4,125
Fannie Mae REMICs
3.50%, 09/25/39 (b)(f)	1,497,641	1,506,720
4.50%, 01/25/30 to 09/25/39 (b)	158,554	159,840
5.00%, 02/25/24 (b)(f)	241,076	243,086
5.00%, 05/25/40 (b)	647,213	653,887
5.50%, 07/25/33 (b)(f)	12,102	12,100
6.00%, 12/25/16 (b)(f)	6,754	6,837
6.00%, 04/25/35 (b)	119,362	119,508
7.00%, 09/25/22 (b)(f)	48,230	52,672
Freddie Mac REMICs
3.00%, 08/15/19 to 07/15/27 (b)	57,250	57,336
3.50%, 01/15/24 to 10/15/28 (b)	594,356	598,988
4.00%, 08/15/24 (b)	26,647	26,658
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 11/15/24 to 10/15/27 (b)(f)	827,763	834,740
4.50%, 02/15/19 (b)(f)	913,504	927,962
5.00%, 07/15/28 (b)(f)	196,924	197,468
Ginnie Mae
1.75%, 05/20/29 to 04/20/37 (a)(b)(f)	176,142	180,187
1.88%, 07/20/24 to 07/20/32 (a)(b)(f)	86,338	89,276
2.00%, 07/20/28 (b)(f)	145,492	147,246
2.00%, 12/20/30 to 02/20/32 (a)(b)(f)	65,409	67,908
2.38%, 08/20/33 (a)(b)(f)	74,089	74,284
2.50%, 06/15/27 to 06/15/28 (b)(f)	1,197,825	1,235,854
2.50%, 08/15/27 to 04/15/45 (b)	1,249,806	1,273,482
3.00%, 02/15/26 to 08/20/45 (b)(f)	38,596,010	40,049,293
3.00%, 01/20/27 to 08/20/45 (b)	13,632,077	14,152,608
3.50%, 01/15/26 to 03/20/46 (b)(f)	46,831,114	49,529,783
3.50%, 01/20/27 to 05/20/46 (b)	41,517,974	43,944,148
4.00%, 06/20/20 to 10/20/45 (b)	8,632,848	9,246,001
4.00%, 12/15/24 to 03/20/46 (b)(f)	27,940,390	29,880,135
4.50%, 12/15/17 to 07/20/44 (b)(f)	18,422,649	20,185,197
4.50%, 08/20/19 to 03/01/45 (b)	6,574,859	7,205,841
5.00%, 11/15/17 to 04/20/40 (b)(f)	23,347,321	26,186,126
5.00%, 08/15/18 to 08/15/40 (b)	3,508,770	3,939,037
5.50%, 06/20/17 to 11/15/34 (b)(f)	8,344,068	9,476,019
5.50%, 05/15/22 to 03/15/33 (b)	146,453	165,341
6.00%, 08/15/16 to 06/20/37 (b)(f)	587,899	664,597
6.00%, 01/15/29 to 10/15/37 (b)	54,376	62,075
6.50%, 07/15/16 to 07/15/31 (b)(f)	90,142	104,696
6.50%, 10/15/23 (b)	7,555	8,359
7.00%, 11/15/16 to 05/15/17 (b)(f)	2,735	2,754
Ginnie Mae REMICs
2.00%, 08/20/36 (b)(f)	215,426	215,740
2.00%, 02/20/37 to 03/20/37 (b)	431,593	434,645
2.50%, 04/16/38 (b)	39,745	39,882
3.00%, 04/20/37 to 05/20/41 (b)	797,490	805,667
3.50%, 01/20/36 to 10/20/40 (b)	303,801	306,668
3.50%, 10/20/38 (b)(f)	316,225	320,451
4.00%, 02/20/37 to 08/20/38 (b)	412,090	419,439
4.25%, 10/20/37 (b)	193,192	196,312
4.50%, 09/16/34 to 11/20/38 (b)	1,893,773	1,927,579
4.50%, 02/20/36 (b)(f)	1,385,922	1,393,546
4.75%, 01/20/35 to 06/20/38 (b)(f)	1,242,693	1,269,157
5.00%, 08/20/34 to 04/16/38 (b)	205,243	208,326
5.50%, 05/20/33 to 10/20/37 (b)	128,695	129,939
6.00%, 08/20/33 (b)	82,933	84,439
		271,497,517
Total Mortgage-Backed Securities
(Cost $361,027,544)		365,705,386

    1

Schwab GNMA Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Other Investment Company 1.9% of net assets
Money Market Fund 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (c)	6,483,769	6,483,769
Total Other Investment Company
(Cost $6,483,769)		6,483,769
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 17.5% of net assets
U.S. Government Agency Securities 17.5%
Federal Home Loan Bank
0.03%, 09/14/16 (d)(f)	5,000,000	5,000,745
0.30%, 06/17/16 (d)(f)	10,000,000	9,999,060
0.31%, 06/08/16 (d)(f)	25,000,000	24,998,975
0.31%, 06/24/16 (d)	5,000,000	4,999,325
Freddie Mac
0.21%, 06/10/16 (d)	14,000,000	13,999,258
Total Short-Term Investments
(Cost $58,995,139)		58,997,363

End of Investments.

At 05/31/16, the tax basis cost of the fund's investments was $426,641,801 and the unrealized appreciation and depreciation were $4,724,894 and ($180,177), respectively, with a net unrealized appreciation of $4,544,717.
Security Rate, Maturity Dates	Face Amount ($)	Value ($)
TBA Sale Commitments (4.8%) of net assets
U.S. Government Agency Mortgages (4.8%)
Ginnie Mae TBA
5.00%, 06/01/46 (b)(e)	(10,000,000)	(11,093,945)
5.50%, 06/01/46 (b)(e)	(4,500,000)	(5,033,760)
Total TBA Sale Commitments
(Proceeds $16,131,328)		(16,127,705)
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the purchase yield.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.

REMIC –	Real Estate Mortgage Investment Conduit
TBA –	To-be-announced

The following is a summary of the inputs used to value the fund's investments as of May 31, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mortgage-Backed Securities[1]	$—	$365,705,386	$—	$365,705,386
Other Investment Company[1]	6,483,769	—	—	6,483,769
Short-Term Investments[1]	—	58,997,363	—	58,997,363
Total	$6,483,769	$424,702,749	$—	$431,186,518
Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($16,127,705)	$—	($16,127,705)
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2016.
2

Schwab Investments
Schwab® Treasury Inflation Protected Securities Index Fund
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
99.2%	U.S. Government Securities	270,562,063	283,366,031
0.5%	Other Investment Company	1,476,060	1,476,060
99.7%	Total Investments	272,038,123	284,842,091
0.3%	Other Assets and Liabilities, Net		800,615
100.0%	Net Assets		285,642,706

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government Securities 99.2% of net assets
U.S. Treasury Obligations 99.2%
U.S. Treasury Inflation Protected Securities
2.63%, 07/15/17	4,106,644	4,288,897
1.63%, 01/15/18	4,336,082	4,504,105
0.13%, 04/15/18	14,192,841	14,379,193
1.38%, 07/15/18	4,276,807	4,481,966
2.13%, 01/15/19	3,979,382	4,259,172
0.13%, 04/15/19	14,057,626	14,275,098
1.88%, 07/15/19	4,521,357	4,873,164
1.38%, 01/15/20	5,483,159	5,819,880
0.13%, 04/15/20	14,069,608	14,265,317
1.25%, 07/15/20	8,425,611	8,982,460
1.13%, 01/15/21	9,637,808	10,207,017
0.13%, 04/15/21	4,448,405	4,503,299
0.63%, 07/15/21	10,230,249	10,649,075
0.13%, 01/15/22	11,292,039	11,364,421
0.13%, 07/15/22	11,646,866	11,748,776
0.13%, 01/15/23	11,701,141	11,699,269
0.38%, 07/15/23	11,606,253	11,840,235
0.63%, 01/15/24	11,579,321	11,955,649
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.13%, 07/15/24	11,378,184	11,324,821
0.25%, 01/15/25	11,406,665	11,394,232
2.38%, 01/15/25	7,489,709	8,823,851
0.38%, 07/15/25	11,392,809	11,535,219
0.63%, 01/15/26	10,261,406	10,620,555
2.00%, 01/15/26	5,456,028	6,318,789
2.38%, 01/15/27	4,388,897	5,298,891
1.75%, 01/15/28	4,378,360	5,024,168
3.63%, 04/15/28	3,700,142	5,039,705
2.50%, 01/15/29	4,239,662	5,271,086
3.88%, 04/15/29	4,502,767	6,374,927
3.38%, 04/15/32	1,710,819	2,449,943
2.13%, 02/15/40	2,317,652	2,928,562
2.13%, 02/15/41	2,946,796	3,753,481
0.75%, 02/15/42	5,185,240	4,976,223
0.63%, 02/15/43	3,826,675	3,561,793
1.38%, 02/15/44	5,794,471	6,412,857
0.75%, 02/15/45	6,436,273	6,155,716
1.00%, 02/15/46	1,946,430	2,004,219
Total U.S. Government Securities
(Cost $270,562,063)		283,366,031
Security	Number of Shares	Value ($)
Other Investment Company 0.5% of net assets
Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (a)	1,476,060	1,476,060
Total Other Investment Company
(Cost $1,476,060)		1,476,060

End of Investments.

At 05/31/16, the tax basis cost of the fund's investments was $274,571,419 and the unrealized appreciation and depreciation were $10,772,859 and ($502,187), respectively, with a net unrealized appreciation of $10,270,672.
(a)	The rate shown is the 7-day yield.

    1

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of May 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities[1]	$—	$283,366,031	$—	$283,366,031
Other Investment Company[1]	1,476,060	—	—	1,476,060
Total	$1,476,060	$283,366,031	$—	$284,842,091
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2016.
2

Schwab Bond Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or
3

Schwab Bond Funds
Notes to Portfolio Holdings (continued)
more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89450MAY16
4

Schwab Investments
Schwab Tax-Free Bond Fund™
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
89.8%	Fixed-Rate Obligations	589,985,656	621,310,205
9.2%	Variable-Rate Obligations	63,332,930	63,539,047
99.0%	Total Investments	653,318,586	684,849,252
1.0%	Other Assets and Liabilities, Net		7,097,499
100.0%	Net Assets		691,946,751

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 89.8% of net assets
ALABAMA 0.4%
Birmingham
GO Refunding Warrants Series 2010A	5.00%	02/01/18 (e)	1,160,000	1,240,516
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19	240,000	268,015
RB (Noland Health Services) Series 2012A	5.00%	12/01/20	900,000	1,028,628
				2,537,159
ALASKA 1.0%
Alaska Housing Finance Corp
State Capital Project Bonds II Series 2012A	5.00%	12/01/17	1,105,000	1,175,112
North Slope Borough
GO Bonds Series 2013A	5.00%	06/30/19	1,000,000	1,113,400
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/20	820,000	942,746
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/22 (b)	1,130,000	1,319,275
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/23 (b)	1,890,000	2,191,738
				6,742,271
ARIZONA 1.9%
Arizona Health Facilities Auth
Hospital RB (Phoenix Children's Hospital) Series 2013B	5.00%	02/01/43 (b)	1,000,000	1,114,560
Dysart SD #89
GO Refunding Bonds Series 2016	4.00%	07/01/26	1,700,000	1,985,430
Higley USD #60
GO & Refunding Bonds Series 2015	3.00%	07/01/18	550,000	573,199
GO & Refunding Bonds Series 2015	4.00%	07/01/19	500,000	544,155
GO & Refunding Bonds Series 2015	4.00%	07/01/20	580,000	643,788
Paradise Valley SD #69
GO Series 2016A	3.00%	07/01/23	500,000	546,535
Payson USD No.10
GO Bonds Series 2008B	5.75%	07/01/28 (b)(e)(g)(h)	1,375,000	1,514,879
Phoenix Elementary SD #1
GO Series 2016A	3.00%	07/01/25	1,100,000	1,179,607
GO Series 2016A	4.00%	07/01/26	525,000	606,963
Pima Cnty
COP Series 2013A	5.00%	12/01/17	550,000	584,045
COP Series 2013A	5.00%	12/01/18	400,000	438,572

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
COP Series 2013A	5.00%	12/01/19	500,000	564,930
GO Bonds Series 2012A	4.00%	07/01/22	140,000	160,278
Refunding COP Series 2013B	5.00%	12/01/16	625,000	638,662
Tucson
Refunding COP Series 2014	4.00%	07/01/22	700,000	796,369
Refunding COP Series 2014	4.00%	07/01/23 (a)	700,000	801,493
Univ Medical Center Corp
Hospital RB Series 2009	5.50%	07/01/16 (h)	100,000	100,415
Hospital RB Series 2009	6.00%	07/01/18 (h)	300,000	332,064
				13,125,944
ARKANSAS 1.1%
Cabot
Sales & Use Tax Refunding & RB Series 2013	2.55%	06/01/43 (b)	770,000	787,702
Fayetteville
Sales & Use Tax Bonds Series 2013	2.80%	11/01/24	1,175,000	1,185,469
Fort Smith
Sales & Use Tax Refunding Bonds Series 2012	2.38%	05/01/27 (b)	25,000	25,034
Little Rock
Library Construction & Refunding Bonds Series 2012	3.10%	03/01/32 (b)	1,005,000	1,005,181
Sewer Refunding RB Series 2015	3.00%	04/01/23	735,000	798,254
Sewer Refunding RB Series 2015	5.00%	10/01/23	665,000	813,249
Sewer Refunding RB Series 2015	3.00%	04/01/24	1,210,000	1,317,242
Rogers
Sales & Use Tax Bonds Series 2015	2.13%	11/01/29 (b)	1,590,000	1,602,243
				7,534,374
CALIFORNIA 9.3%
ABAG Finance Auth
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/19	1,000,000	1,097,280
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17	955,000	1,002,616
California
GO Bonds	5.00%	11/01/32 (b)(e)	1,240,000	1,314,474
GO Bonds	5.00%	04/01/38 (b)	500,000	536,140
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27 (b)(e)	2,005,000	2,288,347
California Municipal Finance Auth
Refunding RB (Azusa Pacific Univ) Series 2015B	5.00%	04/01/23	600,000	707,262
Refunding RB (Azusa Pacific Univ) Series 2015B	5.00%	04/01/24	600,000	717,234
California Public Works Board
Lease Refunding RB Series 2014H	5.00%	12/01/20	1,605,000	1,876,261
California Statewide Communities Development Auth
RB (St. Joseph Health) Series 2000	4.50%	07/01/18	1,020,000	1,054,966
Emeryville Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/21	2,000,000	2,380,620
Fresno
Airport Refunding RB Series 2013A	5.00%	07/01/23	105,000	126,671
Airport Refunding RB Series 2013A	5.00%	07/01/30 (b)	90,000	105,735
Inglewood USD
GO Bonds Series A	5.25%	08/01/27 (b)	835,000	1,011,302
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/21	600,000	706,386
Special Tax RB Series 2014A	5.00%	09/01/22	460,000	552,253
Kern Cnty
Refunding COP Series 2011A	5.00%	11/01/16	1,935,000	1,967,701
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19	3,070,000	3,333,437
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/26 (b)	1,500,000	1,805,190

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Los Angeles Municipal Improvement Corp
Lease RB Series 2009A	5.00%	04/01/17	975,000	1,010,939
Lease RB Series 2009C	4.00%	09/01/16	1,050,000	1,059,271
Lease RB Series 2009C	4.00%	09/01/17	100,000	104,124
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	1,000,000	1,188,600
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/17	3,500,000	3,681,650
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (b)	1,295,000	1,576,883
GO Bonds Series 2015A	5.00%	08/01/28 (b)	1,000,000	1,208,650
Palo Alto
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/19	180,000	193,968
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/21	275,000	304,059
Pasadena
Refunding COP Series 2015A	5.00%	02/01/27 (b)	750,000	932,753
Refunding COP Series 2015A	5.00%	02/01/28 (b)	785,000	970,511
Refunding COP Series 2015A	5.00%	02/01/29 (b)	700,000	859,446
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/22 (b)	360,000	417,175
Pomona USD
GO Bonds Series 2008G	0.00%	08/01/32 (b)(d)(f)	1,000,000	580,200
GO Bonds Series 2008G	0.00%	08/01/34 (b)(d)(f)	1,000,000	531,050
GO Bonds Series 2008G	0.00%	08/01/36 (b)(d)(f)	1,000,000	485,990
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (b)	755,000	926,657
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32 (b)	3,530,000	4,061,583
Salinas UHSD
GO BAN	0.00%	08/01/20 (b)(f)	2,000,000	1,865,320
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%	03/01/18	2,165,000	2,283,815
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (f)	1,750,000	1,097,897
GO Bonds Series 2010C	0.00%	07/01/32 (f)	1,500,000	906,645
GO Bonds Series 2010C	0.00%	07/01/33 (f)	1,000,000	580,900
GO Bonds Series 2010C	0.00%	07/01/34 (f)	1,650,000	912,104
GO Bonds Series 2010C	0.00%	07/01/35 (f)	1,300,000	695,461
San Francisco CCD
GO Bonds Series 2010D	5.00%	06/15/29 (b)	1,000,000	1,138,650
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/18	1,885,000	2,022,718
GO Refunding Bonds Series 2012	5.00%	09/01/20	2,195,000	2,561,367
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22	1,235,000	1,493,288
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	1,000,000	1,226,720
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,250,000	1,553,175
Tiburon/Belvedere Wastewater Financing Auth
RB (Marin Cnty Sanitary District #5) Series 2012	3.00%	10/01/21	140,000	153,434
Univ of California
Limited Project RB Series 2012G	5.00%	05/15/42 (b)	500,000	589,535
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19	1,165,000	1,275,943
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/20	1,260,000	1,418,962
				64,453,318
COLORADO 1.5%
Boulder Cnty
COP Series 2015	5.00%	12/01/18	775,000	851,345
COP Series 2015	5.00%	12/01/24 (b)	375,000	435,589
COP Series 2015	5.00%	12/01/25 (b)	500,000	580,190
Colorado Health Facilities Auth
Hospital RB (Vail Valley Medical Center) Series 2015	5.00%	01/15/26	900,000	1,136,313
Hospital RB (Vail Valley Medical Center) Series 2015	5.00%	01/15/29 (b)	780,000	961,218

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Refunding RB (Covenant Retirement Communities) Series 2015A	2.00%	12/01/16	515,000	517,755
Refunding RB (Covenant Retirement Communities) Series 2015A	3.00%	12/01/17	700,000	717,724
Refunding RB (Covenant Retirement Communities) Series 2015A	4.00%	12/01/18	575,000	608,856
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/19 (e)	1,735,000	1,828,777
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21	1,900,000	2,042,576
Univ of Colorado Hospital Auth
RB Series 2012A	5.00%	11/15/16	440,000	448,879
				10,129,222
CONNECTICUT 0.6%
Greater New Haven Pollution Control Auth
Wastewater System Refunding RB Series 2014B	5.00%	08/15/26 (b)	625,000	767,906
Oxford
GO Refunding Bonds 2011	3.00%	08/01/16	120,000	120,476
GO Refunding Bonds 2011	4.00%	08/01/17	1,405,000	1,456,845
GO Refunding Bonds 2011	4.00%	08/01/18	1,445,000	1,538,463
GO Refunding Bonds 2011	4.00%	08/01/19	450,000	489,960
Stamford
Water Pollution Control RB Series 2013A	5.00%	08/15/29 (b)	15,000	18,182
				4,391,832
DELAWARE 0.2%
Delaware State Housing Auth
Sr S/F Mortgage RB Series 2011A2	4.25%	07/01/29 (b)	1,090,000	1,128,477
DISTRICT OF COLUMBIA 0.2%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27 (b)(e)	300,000	341,706
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30 (b)	1,210,000	1,391,827
				1,733,533
FLORIDA 6.4%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008D1	6.25%	12/01/18	500,000	560,685
Florida Higher Educational Facilities Financing Auth
Refunding RB (Univ of Tampa) Series 2012A	5.00%	04/01/19	1,030,000	1,129,920
Refunding RB (Univ of Tampa) Series 2012A	5.25%	04/01/42 (b)	400,000	450,784
Florida Ports Financing Commission
Refunding RB Series 2011A	5.00%	10/01/28 (b)	1,500,000	1,762,635
Hillsborough Cnty SD
Refunding COP Series 2010A	5.00%	07/01/24 (b)	3,385,000	3,835,984
Sales Tax Refunding RB Series 2015B	5.00%	10/01/21	1,500,000	1,768,500
Sales Tax Refunding RB Series 2015B	5.00%	10/01/23	2,000,000	2,444,320
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,570,360
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18	150,000	164,664
Martin Cnty Health Facilities Auth
Hospital RB (Martin Memorial Medical Center) Series 2015	5.00%	11/15/21	1,500,000	1,734,630
Hospital RB (Martin Memorial Medical Center) Series 2015	5.00%	11/15/23	1,500,000	1,780,125
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/21	100,000	116,939
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/22	150,000	178,778
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	487,536
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (b)	250,000	301,893
Miami Beach RDA
Tax Increment Refunding RB Series 2015A	4.00%	02/01/17	700,000	715,008
Tax Increment Refunding RB Series 2015A	4.00%	02/01/18	410,000	430,356
Tax Increment Refunding RB Series 2015A	4.00%	02/01/19	840,000	903,487
Miami-Dade Cnty
Aviation RB Series 2010A	5.00%	10/01/20	500,000	578,150
Aviation RB Series 2010A	5.50%	10/01/26 (b)	4,690,000	5,501,558

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Rickenbacker Causeway RB Series 2014	5.00%	10/01/23	740,000	887,075
Rickenbacker Causeway RB Series 2014	5.00%	10/01/25 (b)	810,000	976,836
Rickenbacker Causeway RB Series 2014	5.00%	10/01/35 (b)	575,000	663,337
Rickenbacker Causeway RB Series 2014	5.00%	10/01/36 (b)	890,000	1,023,892
Miami-Dade Cnty Educational Facilities Auth
Refunding & RB (Univ of Miami) Series 2015A	5.00%	04/01/30 (b)	1,150,000	1,383,139
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22	550,000	659,752
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,996,991
Toll System RB Series 2014A	5.00%	07/01/24	625,000	772,706
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18	300,000	318,996
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19	545,000	599,865
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22	800,000	943,024
Palm Beach Cnty Solid Waste Auth
RB Series 2009	5.25%	10/01/18 (a)	1,900,000	2,097,372
Pasco Cnty
Water & Sewer RB Series 2009A	5.00%	10/01/16	75,000	76,126
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/20	250,000	285,405
Utility System Refunding RB Series 2014	5.00%	09/01/21	250,000	291,623
Utility System Refunding RB Series 2014	5.00%	09/01/22	485,000	576,233
Utility System Refunding RB Series 2014	5.00%	09/01/23	350,000	422,796
Sumter County Industrial Development Auth
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/22	200,000	236,278
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/24 (b)	150,000	180,639
Tampa
Sales Tax Refunding RB Series 2010	4.00%	10/01/20	535,000	597,579
Sales Tax Refunding RB Series 2010	5.00%	10/01/21 (b)	140,000	162,043
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%	10/01/18	850,000	930,792
				44,498,811
GEORGIA 0.2%
Columbia Cnty
GO Sales Tax Bonds Series 2015	5.00%	04/01/20	300,000	343,248
GO Sales Tax Bonds Series 2015	5.00%	04/01/21	400,000	470,344
GO Sales Tax Bonds Series 2015	5.00%	04/01/22	200,000	241,004
GO Sales Tax Bonds Series 2015	5.00%	04/01/23	200,000	245,558
Fulton Cnty Development Auth
RB (Georgia State Univ) Series 2011	5.00%	10/01/17	185,000	194,104
				1,494,258
GUAM 0.2%
Guam Power Auth
RB Series 2014A	5.00%	10/01/20	500,000	568,295
RB Series 2014A	5.00%	10/01/25 (b)	720,000	854,921
				1,423,216
HAWAII 0.7%
Hawaii
GO Bonds Series 2013EH	5.00%	08/01/20	3,000,000	3,475,140
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26 (b)	1,085,000	1,117,311
				4,592,451

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
IDAHO 0.8%
Nampa SD #131
GO Refunding Bonds Series 2011B	3.50%	08/15/19 (a)(e)	1,535,000	1,660,317
GO Refunding Bonds Series 2011B	4.00%	08/15/21 (a)(e)	1,835,000	2,095,515
GO Refunding Bonds Series 2011B	4.00%	08/15/22 (a)(e)	800,000	928,776
Univ of Idaho
General RB Series 2014	5.00%	04/01/21	350,000	411,369
General RB Series 2014	5.00%	04/01/24 (b)	200,000	237,846
General RB Series 2014	5.00%	04/01/26 (b)	300,000	352,704
				5,686,527
ILLINOIS 5.6%
Bellwood Village
GO Refunding Bonds Series 2014	4.00%	12/01/21	500,000	551,330
GO Refunding Bonds Series 2014	5.00%	12/01/32 (b)	2,070,000	2,351,975
Chicago
O'Hare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (b)	1,750,000	2,120,650
O'Hare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (b)	1,100,000	1,329,174
O'Hare PFC Refunding RB Series 2010D	5.00%	01/01/17 (e)	1,000,000	1,024,800
O'Hare PFC Refunding RB Series 2010D	5.00%	01/01/18 (e)	1,200,000	1,276,776
O'Hare PFC Refunding RB Series 2010D	5.00%	01/01/19 (e)	750,000	824,490
O'Hare PFC Refunding RB Series 2012A	5.00%	01/01/31 (b)(e)	4,950,000	5,638,100
Community Unit SD #300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (b)	4,840,000	5,691,404
Illinois
GO Bonds Series March 2012	5.00%	03/01/20	1,000,000	1,097,460
GO Refunding Bonds Series February 2010	5.00%	01/01/18	2,325,000	2,449,946
GO Refunding Bonds Series June 2006	5.00%	01/01/19	1,220,000	1,309,450
Sales Tax Jr Obligation RB Series June 2010	5.00%	06/15/20	400,000	457,612
Illinois Finance Auth
RB (OSF Healthcare) Series 2015A	5.00%	11/15/23	700,000	845,117
RB (Rush Univ Medical Center) Series 2015A	5.00%	11/15/20	250,000	289,153
Refunding RB (Silver Cross Hospital & Medical Centers) Series 2015C	5.00%	08/15/25	450,000	540,815
Illinois Toll Highway Auth
Sr Toll Refunding RB Series 2016A	5.00%	12/01/32 (b)	2,500,000	3,032,000
Lincoln-Way Community Unit SD #210
GO Refunding Bonds Series 2013A	5.00%	01/01/27 (b)	5,225,000	5,779,163
Univ of Illinois
Health Services Facilities System RB Series 2013	6.00%	10/01/30 (b)	2,085,000	2,539,113
				39,148,528
INDIANA 1.3%
Indiana Finance Auth
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/20	145,000	162,952
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/21	250,000	286,430
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/22	320,000	372,496
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/23	380,000	446,956
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22	700,000	814,835
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24 (b)	1,940,000	2,273,137
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/17	480,000	495,168
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/18	1,000,000	1,069,960
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/19	1,000,000	1,102,340
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19	945,000	1,047,372
Indiana Health Facility Financing Auth
Sub RB (Ascension Health) Series 2005A5	2.00%	11/01/27 (b)	940,000	952,220
				9,023,866
IOWA 0.1%
Iowa
Special Obligation Bonds Series 2010	5.00%	06/15/25 (b)	570,000	656,760

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
KANSAS 1.2%
Butler Cnty USD #375
GO Refunding Bonds Series 2014-1	4.00%	09/01/22	150,000	170,880
Finney Cnty USD #457
GO Refunding Bonds Series 2016A	5.00%	09/01/25	1,790,000	2,218,043
GO Refunding Bonds Series 2016A	5.00%	09/01/26	2,035,000	2,537,604
Johnson Cnty USD No. 231
Refunding GO Bonds Series 2016A	5.00%	10/01/33 (b)	1,000,000	1,206,930
Refunding GO Bonds Series 2016A	4.00%	10/01/35 (b)	2,000,000	2,190,700
Olathe
Health Facilities RB (Olathe Medical Center) Series 2012A	4.00%	09/01/21	120,000	134,947
				8,459,104
KENTUCKY 0.4%
Kentucky
COP 2015	4.00%	06/15/24	400,000	460,708
COP 2015	5.00%	06/15/25	400,000	497,452
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009A	5.00%	08/15/18	750,000	806,978
Kentucky State Property & Buildings Commission
Refunding RB Series A	5.00%	08/01/20	1,210,000	1,384,530
				3,149,668
LOUISIANA 0.8%
Louisiana Public Facilities Auth
Refunding RB (Ochsner Clinic Fdn) Series 2015	4.00%	05/15/19	250,000	270,743
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/21	800,000	938,168
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/23	350,000	426,282
New Orleans
GO Refunding Bonds Series 2015	4.00%	12/01/18	700,000	749,917
GO Refunding Bonds Series 2015	4.00%	12/01/19	700,000	764,876
GO Refunding Bonds Series 2015	5.00%	12/01/20	1,000,000	1,151,350
Sewerage Service Refunding RB Series 2014	5.00%	06/01/20	550,000	627,027
Sewerage Service Refunding RB Series 2014	5.00%	06/01/21	400,000	466,880
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22	250,000	295,688
				5,690,931
MARYLAND 0.4%
Baltimore
Water RB Series 2013A	5.00%	07/01/19	750,000	840,615
Water RB Series 2013A	5.00%	07/01/20	150,000	172,905
Water RB Series 2013A	5.00%	07/01/21	450,000	531,882
Maryland Community Development Administration
Housing RB Series 1996A	5.88%	07/01/16 (b)	10,000	10,033
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/20	335,000	378,074
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,197,950
				3,131,459
MASSACHUSETTS 1.2%
Braintree
GO Refunding Bonds	5.00%	05/15/29	180,000	237,713
Chatham
GO Refunding Bonds	5.00%	07/01/17 (e)	245,000	256,593
Massachusetts Development Finance Agency
RB (Lahey Health System) Series 2015F	5.00%	08/15/27 (b)	500,000	611,590
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (b)	250,000	285,678
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (b)	1,100,000	1,338,865
RB (SABIS International Charter School) Series 2015	4.00%	04/15/20	640,000	687,533
RB (SABIS International Charter School) Series 2015	5.00%	04/15/25	500,000	586,445

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/17	1,000,000	1,024,240
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/18	885,000	941,259
Refunding RB (South Shore Hospital) Series 2016I	4.00%	07/01/36 (b)	500,000	538,925
Refunding RB (South Shore Hospital) Series 2016I	5.00%	07/01/41 (b)	1,000,000	1,173,360
Massachusetts Turnpike Auth
RB Series 1993A	5.00%	01/01/20 (h)	440,000	476,300
				8,158,501
MICHIGAN 3.0%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	700,000	879,935
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,395,000	1,789,311
Sanitary Sewer System Refunding RB Series 2013	5.00%	01/01/25 (b)	135,000	164,229
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (b)	1,645,000	1,944,357
RB Series 2014A	5.00%	11/01/25 (b)	1,100,000	1,293,897
Livonia SD
ULT GO Bonds Series 2016 II	5.00%	05/01/31 (b)	2,675,000	3,201,948
Michigan Finance Auth
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/26 (b)	940,000	1,064,353
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/27 (b)	585,000	657,862
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/28 (b)	535,000	598,194
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/29 (b)	590,000	658,369
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/30 (b)	400,000	445,180
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (b)	2,945,000	3,194,618
Michigan Trunk Line Fund
Refunding Bonds Series 2009	5.00%	11/01/22 (b)	1,885,000	2,125,074
Troy
LT GO Bonds Series 2013	5.00%	11/01/22 (b)	125,000	149,305
LT GO Bonds Series 2013	5.00%	11/01/23 (b)	150,000	179,152
LT GO Bonds Series 2013	5.00%	11/01/25 (b)	200,000	238,870
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (b)	550,000	644,138
Airport RB Series 2014B	5.00%	12/01/33 (b)	675,000	787,752
Western Townships Utilities Auth
LT GO Refunding Bonds Series 2012	4.00%	01/01/20	650,000	710,528
				20,727,072
MINNESOTA 2.8%
Lake Superior ISD #381
GO Refunding Bonds Series 2016A	5.00%	04/01/21 (a)	1,220,000	1,428,913
GO Refunding Bonds Series 2016A	5.00%	04/01/22 (a)	1,280,000	1,532,096
GO Refunding Bonds Series 2016A	5.00%	10/01/22 (a)	1,315,000	1,589,848
Mahtomedi ISD #832
GO Refunding Bonds Series 2014A	4.00%	02/01/20	1,945,000	2,152,181
GO Refunding Bonds Series 2014A	5.00%	02/01/21	550,000	645,381
GO Refunding Bonds Series 2014A	5.00%	02/01/22	500,000	601,090
Maple Grove
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/17	300,000	311,244
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/18	300,000	318,642
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/19	500,000	540,900
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/20	600,000	660,264
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/21	400,000	446,396
Minnetonka ISD #276
GO Refunding Bonds Series 2013H	2.00%	02/01/17	300,000	302,727
GO Refunding Bonds Series 2013H	4.00%	02/01/22	960,000	1,101,696
Olmsted Cnty
GO Refunding Bonds Series 2012A	4.00%	02/01/20	1,765,000	1,952,002
Shakopee ISD #720
GO Refunding Bonds Series 2012A	4.00%	02/01/19	790,000	852,631
GO Refunding Bonds Series 2012A	5.00%	02/01/21	1,000,000	1,168,950

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
St. Cloud ISD #742
GO Refunding RB Series 2015C	4.00%	02/01/23	1,810,000	2,094,641
Univ of Minnesota
General RB Series 2011D	5.00%	12/01/20	220,000	257,655
General RB Series 2011D	5.00%	12/01/21	425,000	510,493
General RB Series 2013A	4.00%	02/01/20	595,000	658,719
				19,126,469
MISSISSIPPI 1.6%
Mississippi Development Bank
Special Obligation Bonds (Jackson Water & Sewer) Series 2013	6.88%	12/01/40 (b)	4,250,000	5,715,612
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/17	50,000	51,704
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/28 (b)	750,000	882,930
Special Obligation Refunding Bonds (Jackson Public SD) Series 2015A	5.00%	04/01/20	1,000,000	1,133,890
Special Obligation Refunding Bonds (Jackson Public SD) Series 2015A	5.00%	04/01/21	2,000,000	2,325,160
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25 (b)	1,040,000	1,085,396
				11,194,692
MISSOURI 1.9%
Boone Cnty
Hospital Refunding RB (Boone Hospital Center) Series 2012	4.00%	08/01/18	400,000	422,096
Butler Cnty SD R1
Lease Participation Certificates Series 2014	4.00%	03/01/21	200,000	222,938
Lease Participation Certificates Series 2014	5.00%	03/01/23	200,000	240,838
Lease Participation Certificates Series 2014	5.00%	03/01/24	200,000	244,750
Missouri Health & Educational Facilities Auth
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/30 (b)	500,000	559,110
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/34 (b)	500,000	551,005
RB (St. Louis College of Pharmacy) Series 2013	5.00%	05/01/18	1,200,000	1,281,648
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/21	565,000	643,298
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/22	540,000	622,555
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/23	585,000	683,169
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/24	1,675,000	1,974,172
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/25 (b)	1,760,000	2,057,035
Ozark Reorganized SD #6
ULT GO Series 2016	5.00%	03/01/34 (a)(b)(d)	1,250,000	1,485,275
ULT GO Series 2016	5.00%	03/01/36 (a)(b)(d)	1,000,000	1,182,780
St. Charles SD
GO Refunding Bonds Series 2011	4.00%	03/01/17 (a)	1,300,000	1,331,850
				13,502,519
NEBRASKA 0.9%
Nebraska Investment Finance Auth
S/F Housing RB Series 2013A	2.50%	09/01/34 (b)	605,000	610,766
S/F Housing RB Series 2013C	2.50%	03/01/35 (b)	1,255,000	1,273,348
S/F Housing RB Series 2013E	3.00%	03/01/43 (b)	550,000	561,962
S/F Housing RB Series 2016A	3.50%	03/01/46 (b)	2,500,000	2,657,175
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19	250,000	275,640
Omaha Public Power District
Electric System RB Series 2016A	4.00%	02/01/32 (b)	435,000	483,994
Electric System RB Series 2016A	4.00%	02/01/33 (b)	250,000	277,033
				6,139,918
NEVADA 1.5%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	5.00%	09/01/18	1,265,000	1,358,231

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Clark Cnty
Airport System RB Sr Series 2010D	5.00%	07/01/17 (e)	1,000,000	1,046,320
Airport System RB Sr Series 2010D	5.00%	07/01/18 (e)	1,770,000	1,919,441
Nevada System of Higher Education
Univ RB Series 2011A	5.00%	07/01/18	5,375,000	5,847,462
				10,171,454
NEW HAMPSHIRE 0.3%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19	180,000	201,910
RB (Dartmouth-Hitchcock ) Series 2009	6.00%	08/01/38 (b)	400,000	458,332
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38 (b)	425,000	451,014
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28 (b)	765,000	815,773
				1,927,029
NEW JERSEY 4.8%
Bergen Cnty Improvement Auth
Governmental Loan RB Series 2016	5.00%	08/15/22	1,120,000	1,361,640
Governmental Loan RB Series 2016	5.00%	08/15/24	595,000	752,140
Cranbury Township
GO Refunding Bonds	3.00%	12/01/16	320,000	323,779
GO Refunding Bonds	3.00%	12/01/17	285,000	294,909
GO Refunding Bonds	4.00%	12/01/18	400,000	431,516
Flemington-Raritan Regional SD
GO Refunding Bonds Series 2014	4.00%	06/15/20	250,000	278,075
GO Refunding Bonds Series 2014	4.00%	06/15/21	985,000	1,115,473
GO Refunding Bonds Series 2014	4.00%	06/15/22	635,000	729,494
GO Refunding Bonds Series 2014	4.00%	06/15/23	500,000	582,280
Gloucester Cnty Improvement Auth
County Guaranteed Refunding RB Series 2012	4.00%	12/01/17	425,000	443,815
County Guaranteed Refunding RB Series 2012	4.00%	12/01/18	465,000	497,206
County Guaranteed Refunding RB Series 2012	4.00%	12/01/19	485,000	529,659
County Guaranteed Refunding RB Series 2012	4.00%	12/01/20	510,000	565,080
County Guaranteed Refunding RB Series 2012	4.00%	12/01/22	480,000	546,739
Refunding RB Series 2012	4.00%	12/01/21	355,000	398,157
Mercer Cnty Improvement Auth
Refunding RB Series 2011	4.00%	09/01/16	65,000	65,544
Refunding RB Series 2011	4.00%	09/01/17	1,370,000	1,424,279
Middlesex Cnty
Refunding COP Series 2011	4.00%	06/15/20	750,000	824,558
Refunding COP Series 2011	4.00%	06/15/21	265,000	295,470
Middlesex Cnty Improvement Auth
County Guaranteed Lease Refunding RB Series 2014A	4.00%	12/15/19	465,000	512,277
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/20	680,000	797,932
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/21	1,030,000	1,239,512
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/22	640,000	787,744
County Guaranteed RB Series 2011	3.00%	09/15/16	1,270,000	1,279,436
County Guaranteed Refunding RB Series 2011	4.00%	09/15/21	625,000	712,375
Lease Refunding RB Series 2010	3.00%	07/01/16	225,000	225,475
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18	85,000	94,165
Morris Cnty Improvement Auth
County Guaranteed Bonds Series 2012A	3.00%	02/01/19	705,000	744,297
County Guaranteed Bonds Series 2012A	3.00%	02/01/20	695,000	744,602
New Jersey
GO Bonds	5.00%	06/01/24	4,265,000	5,096,931
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/16 (h)	920,000	930,286
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19 (h)	2,250,000	2,537,685

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Passaic Cnty
GO Refunding Bonds Series 2011	5.00%	05/01/17	4,180,000	4,346,280
GO Refunding Bonds Series 2012	4.00%	02/01/17	245,000	250,515
GO Refunding Bonds Series 2012	4.00%	02/01/19	500,000	540,215
Passaic Cnty Improvement Auth
Governmental Loan RB Series 2015	4.00%	08/01/17	500,000	518,100
Governmental Loan RB Series 2015	5.00%	08/01/24	505,000	624,074
				33,441,714
NEW MEXICO 0.5%
Albuquerque Municipal SD #12
GO Bonds Series 2015	5.00%	08/01/23	1,855,000	2,295,173
Bernalillo Cnty
GO Refunding Bonds Series 2010	4.00%	02/01/19	375,000	405,694
GO Refunding Bonds Series 2010	4.00%	02/01/20	105,000	116,125
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%	08/01/16 (h)	10,000	10,082
Santa Fe
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/18	660,000	701,322
				3,528,396
NEW YORK 9.4%
Build NYC Resource Corp
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/25	250,000	303,328
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/26 (b)	300,000	360,753
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/27 (b)	300,000	358,200
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/30 (b)	295,000	347,357
Dutchess County Local Development Corp
RB (Health Quest Systems) Series 2014A	5.00%	07/01/22	135,000	161,031
RB (Health Quest Systems) Series 2014A	4.00%	07/01/23	160,000	182,968
RB (Health Quest Systems) Series 2014A	5.00%	07/01/24	150,000	184,374
RB (Health Quest Systems) Series 2014A	5.00%	07/01/25 (b)	125,000	151,098
RB (Health Quest Systems) Series 2014A	5.00%	07/01/34 (b)	250,000	288,070
RB (Health Quest Systems) Series 2014A	5.00%	07/01/44 (b)	750,000	853,770
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18	210,000	227,543
GO Refunding Bonds Series 2010B	4.00%	12/01/19	125,000	139,176
Metropolitan Transportation Auth
Transportation Refunding RB Series 2012F	5.00%	11/15/18	3,550,000	3,908,621
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18	220,000	242,508
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/21	500,000	582,275
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/23	535,000	645,221
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/24	425,000	518,483
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (b)	1,000,000	1,208,780
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (b)	250,000	299,838
New York City
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22	1,700,000	2,059,873
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/22	3,750,000	4,502,925
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	1,790,000	2,192,499
GO Bonds Fiscal 2014 Series J	5.00%	08/01/20	3,000,000	3,471,180
New York City Transitional Finance Auth
Future Tax Secured Sub RB Fiscal 2010 Series C1	4.00%	08/01/16 (h)	1,630,000	1,639,291
Future Tax Secured Sub RB Fiscal 2010 Series C1	4.00%	08/01/16	1,370,000	1,378,028
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/18	900,000	990,738
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20 (b)	200,000	232,060
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35 (b)(e)	5,535,000	6,381,412
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	2,700,000	3,362,310
New York State Dormitory Auth
Hospital Refunding RB (Wyckoff Heights Medical Center) Series 2015	5.00%	02/15/20	1,295,000	1,474,837
Hospital Refunding RB (Wyckoff Heights Medical Center) Series 2015	5.00%	02/15/21	575,000	672,439
Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/16 (h)	650,000	656,298

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
RB (Cornell Univ) Series 1990B	5.00%	07/01/18	80,000	87,050
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/19	1,370,000	1,533,975
State Personal Income Tax RB Series 2014A	5.00%	02/15/18 (h)	10,000	10,725
State Personal Income Tax RB Series 2014A	5.00%	02/15/18	2,990,000	3,207,044
New York State Thruway Auth
General RB Series I	5.00%	01/01/20	500,000	568,325
General RB Series I	5.00%	01/01/21	1,000,000	1,167,990
General Revenue Jr Obligations Series 2013A	4.00%	05/01/19	800,000	868,096
General Revenue Jr Obligations Series 2013A	5.00%	05/01/19	2,500,000	2,786,750
Service Contract Bonds Series 2009	4.00%	04/01/17	650,000	668,395
New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2013A	5.00%	06/01/21 (b)(e)	6,250,000	6,250,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17	570,000	607,871
Niagara Frontier Transportation Auth
Buffalo Airport Refunding RB Series 2014B	5.00%	04/01/17	600,000	620,988
Buffalo Airport Refunding RB Series 2014B	4.00%	04/01/18	450,000	474,885
Buffalo Airport Refunding RB Series 2014B	5.00%	04/01/19	850,000	941,715
North Syracuse CSD
GO Refunding Bonds Series 2012B	4.00%	06/15/17	800,000	827,832
Otsego Cnty Capital Resource Corp
RB (Hartwick College) Series 2015A	5.00%	10/01/21	195,000	219,650
RB (Hartwick College) Series 2015A	5.00%	10/01/22	650,000	738,133
RB (Hartwick College) Series 2015A	5.00%	10/01/23	800,000	916,944
RB (Hartwick College) Series 2015A	5.00%	10/01/24	895,000	1,034,289
Scarsdale UFSD
GO Refunding Bonds 2012	4.00%	02/01/19	260,000	281,068
Troy Capital Resource Corp
RB (Rensselaer Polytechnic Institute) Series 2015	5.00%	08/01/24	1,000,000	1,230,340
				65,019,349
NORTH CAROLINA 1.9%
Durham Cnty
COP Series 2009A	4.00%	06/01/18	1,610,000	1,709,804
New Hanover Cnty
GO Bonds Series 2015	5.00%	02/01/24	3,090,000	3,901,218
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28 (b)	880,000	909,638
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21	5,000,000	5,916,150
Wake Cnty
GO Refunding Bonds Series 2009D	4.00%	02/01/17	580,000	593,294
				13,030,104
NORTH DAKOTA 0.2%
Grand Forks
Sales Tax Refunding RB Series 2015D	5.00%	12/15/19	620,000	704,010
Sales Tax Refunding RB Series 2015D	5.00%	12/15/20	395,000	459,120
				1,163,130
OHIO 1.6%
Cleveland-Cuyahoga Cnty Port Auth
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/24	1,110,000	1,353,490
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/44 (b)	1,955,000	2,134,410
Columbus
ULT GO Bonds Series 2011A	5.00%	07/01/18	2,000,000	2,174,940
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/23	500,000	593,425
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	500,000	602,495
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/25 (b)	1,000,000	1,194,110
Toledo
GO Refunding Bonds Series 2012	3.00%	12/01/16	240,000	242,635

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Univ of Toledo
General Receipts Bonds Series 2011B	5.00%	06/01/18	1,100,000	1,185,316
General Receipts Bonds Series 2011B	5.00%	06/01/30 (b)	805,000	921,234
Westerville
LT GO Bonds Series 2010	4.00%	12/01/18	365,000	393,758
				10,795,813
OKLAHOMA 0.7%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16 (e)	545,000	550,477
Oklahoma Development Finance Auth
Health System Refunding RB (INTEGRIS) Series 2015A	5.00%	08/15/25	1,190,000	1,496,937
Health System Refunding RB (INTEGRIS) Series 2015A	5.00%	08/15/26 (b)	1,070,000	1,333,327
Lease RB Series 2014A	4.00%	06/01/27 (b)	1,235,000	1,390,993
				4,771,734
OREGON 4.6%
Central Lincoln Peoples Utility District
Electric System RB Series 2016	5.00%	12/01/31 (b)	200,000	244,890
Electric System RB Series 2016	5.00%	12/01/33 (b)	270,000	328,039
Electric System RB Series 2016	5.00%	12/01/34 (b)	290,000	350,970
David Douglas SD #40
GO Refunding Bonds Series 2015	2.00%	12/01/16 (a)	1,000,000	1,006,990
GO Refunding Bonds Series 2015	3.00%	12/01/17 (a)	875,000	903,577
GO Refunding Bonds Series 2015	4.00%	12/01/19 (a)	600,000	661,686
Eugene
Refunding Water RB Series 2016	5.00%	08/01/26	265,000	343,149
Refunding Water RB Series 2016	5.00%	08/01/27 (b)	250,000	320,605
Refunding Water RB Series 2016	5.00%	08/01/28 (b)	100,000	127,455
Refunding Water RB Series 2016	5.00%	08/01/29 (b)	200,000	253,436
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/22	200,000	234,828
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/23	500,000	597,045
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	500,000	605,110
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	500,000	612,950
Campus Refunding RB (Pacific Univ) Series 2014A	5.25%	05/01/34 (b)	1,625,000	1,853,020
Campus Refunding RB (Pacific Univ) Series 2014A	5.00%	05/01/40 (b)	3,985,000	4,434,588
Lane Community College
GO Bonds Series 2012	4.00%	06/15/20 (a)	2,195,000	2,443,584
Oregon Facilities Auth
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21	2,000,000	2,379,460
Oregon Health Sciences Univ
RB Series 2016B	5.00%	07/01/33 (b)	1,000,000	1,230,600
Port Morrow
LT GO Bonds Series 2016	5.00%	12/01/29 (b)	340,000	396,729
LT GO Bonds Series 2016	5.00%	12/01/30 (b)	330,000	384,308
LT GO Bonds Series 2016	5.00%	12/01/31 (b)	375,000	435,386
LT GO Bonds Series 2016	5.00%	12/01/36 (b)	1,155,000	1,324,196
Tri-Cnty Metropolitan Transportation District
Sr Lien Payroll Tax Refunding RB Series 2016A	5.00%	09/01/24	800,000	1,016,960
Sr Lien Payroll Tax Refunding RB Series 2016A	5.00%	09/01/25	1,000,000	1,287,580
Sr Lien Payroll Tax Refunding RB Series 2016A	5.00%	09/01/27 (b)	1,825,000	2,359,451
Sr Lien Payroll Tax Refunding RB Series 2016A	5.00%	09/01/28 (b)	2,000,000	2,565,600
Sr Lien Payroll Tax Refunding RB Series 2016A	4.00%	09/01/30 (b)	515,000	602,730
Sr Lien Payroll Tax Refunding RB Series 2016A	4.00%	09/01/31 (b)	770,000	895,779
Umpqua CCD
GO Bonds Series 2014A	4.00%	06/01/24 (b)	1,290,000	1,394,632
				31,595,333

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
PENNSYLVANIA 1.2%
Allegheny Cnty Higher Education Building Auth
RB (Duquesne Univ) Series 2013A	4.00%	03/01/17	500,000	512,130
RB (Duquesne Univ) Series 2013A	4.00%	03/01/20	1,455,000	1,598,317
Cumberland Cnty Municipal Auth
RB (Diakon Lutheran Social Ministries) Series 2015	3.00%	01/01/17	500,000	504,615
RB (Diakon Lutheran Social Ministries) Series 2015	4.00%	01/01/18	600,000	622,272
Delaware Cnty Auth
RB (Villanova Univ) Series 2015	5.00%	08/01/28 (b)	675,000	827,753
Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012B	5.00%	01/01/23 (b)	760,000	762,972
Pennsylvania Higher Educational Facilities Auth
RB (Temple Univ) First Series 2012	4.00%	04/01/17	310,000	318,655
RB (Temple Univ) First Series 2012	4.00%	04/01/18	95,000	100,297
Pennsylvania Intergovernmental Coop Auth
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/18	2,000,000	2,168,340
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/20	1,070,000	1,232,394
				8,647,745
RHODE ISLAND 0.2%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity RB Series 67B	3.50%	10/01/46 (b)	1,575,000	1,666,618
SOUTH CAROLINA 0.6%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%	03/01/22	95,000	114,201
Refunding RB Series 2010B	5.00%	03/01/23	495,000	606,845
Kershaw Cnty Public Schools Foundation
Installment Purchase Refunding RB Series 2015	5.00%	12/01/21	1,000,000	1,168,080
Installment Purchase Refunding RB Series 2015	5.00%	12/01/22	800,000	949,936
Univ of South Carolina
Higher Education RB Series 2015	5.00%	05/01/24	1,000,000	1,240,400
				4,079,462
SOUTH DAKOTA 0.1%
South Dakota Building Auth
RB Series 2011	3.00%	06/01/16	165,000	165,000
RB Series 2011	4.00%	06/01/21 (b)	55,000	59,282
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%	11/01/17	100,000	105,867
RB (Sanford Health) Series 2015	5.00%	11/01/27 (b)	250,000	304,330
RB (Sanford Health) Series 2015	5.00%	11/01/28 (b)	250,000	301,835
				936,314
TENNESSEE 0.8%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	650,000	779,799
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	730,062
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (b)	950,000	1,145,272
Franklin Cnty Health & Educational Facilities Board
Refunding RB (Univ of the South) Series 2014	3.00%	09/01/21	100,000	108,156
Refunding RB (Univ of the South) Series 2014	5.00%	09/01/30 (b)	200,000	234,482
Memphis
GO Refunding Bonds Series 2011	5.00%	05/01/20	2,000,000	2,298,480
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
RB (Belmont Univ) Series 2012	4.00%	11/01/21	100,000	109,856
				5,406,107

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
TEXAS 9.8%
Alamo CCD
LT GO Refunding Bonds Series 2015	5.00%	02/15/25 (d)	940,000	1,186,844
LT GO Refunding Bonds Series 2016	5.00%	02/15/24 (d)	1,030,000	1,281,650
Arlington ISD
ULT GO Bonds Series 2011A	5.00%	02/15/36 (a)(b)(e)	3,650,000	4,137,348
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (a)	320,000	401,712
ULT GO Refunding Bonds Series 2015	5.00%	08/15/25 (a)	250,000	318,318
Burkburnett ISD
ULT GO Refunding Bonds Series 2012	2.00%	02/15/18 (a)(b)	250,000	250,273
Centerville ISD
ULT GO Bonds Series 2014	5.00%	08/15/39 (a)(b)	780,000	871,923
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (b)	1,100,000	1,341,175
Sr Lien RB Series 2015A	5.00%	01/01/30 (b)	1,520,000	1,825,672
Collin Cnty
LT GO & Refunding Bonds Series 2009A	4.00%	02/15/19 (e)	695,000	750,899
Dallas-Fort Worth International Airport
RB Series 2013B	5.00%	11/01/38 (b)	2,300,000	2,668,460
RB Series 2014C	5.00%	11/01/22	250,000	302,255
Refunding RB Series 2012B	5.00%	11/01/22 (b)	1,395,000	1,619,735
Denver City ISD
ULT GO Refunding Bonds Series 2012	2.00%	02/15/17 (a)(b)	1,000,000	1,001,120
ULT GO Refunding Bonds Series 2012	2.00%	02/15/18 (a)(b)	1,220,000	1,221,293
ULT GO Refunding Bonds Series 2012	2.00%	02/15/19 (a)(b)	1,775,000	1,776,668
Eagle Pass ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/32 (a)(b)	2,245,000	2,798,123
ULT GO Refunding Bonds Series 2016	5.00%	08/15/34 (a)(b)	2,455,000	3,034,650
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(b)	930,000	1,091,383
ULT GO Bonds Series 2014	5.00%	08/15/34 (a)(b)	830,000	870,836
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(b)	2,150,000	2,633,062
Fort Bend Cnty
LT GO Refunding Bonds Series 2009	5.00%	03/01/17	100,000	103,241
Fort Worth
GO & Parking Revenue Bonds Series 2009	4.45%	03/01/18 (c)	745,000	775,701
Garland ISD
ULT GO Refunding Bonds Series 2012A	3.00%	02/15/23 (a)(b)	1,525,000	1,528,340
Godley ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/15/24 (a)	1,505,000	1,874,086
Gonzales ISD
ULT GO Bonds Series 2014	5.00%	02/01/23 (a)	205,000	248,310
Houston Community College System
LT GO Refunding Bonds Series 2011	5.00%	02/15/17	500,000	515,445
LT GO Refunding Bonds Series 2011	5.00%	02/15/18	1,000,000	1,071,080
Klein ISD
ULT GO Refunding Bonds Series 2009A	4.00%	08/01/17	560,000	581,330
Lewisville ISD
ULT GO Bonds Series 2014A	2.00%	08/15/19 (a)	400,000	413,068
ULT GO Bonds Series 2014A	4.00%	08/15/20 (a)	745,000	830,384
ULT GO Bonds Series 2014A	4.00%	08/15/21 (a)	795,000	902,802
ULT GO Bonds Series 2014A	4.00%	08/15/22 (a)	1,000,000	1,152,740
ULT GO Bonds Series 2014A	4.00%	08/15/23 (a)	950,000	1,108,745
Loop ISD
ULT GO Bonds Series 2012	2.00%	02/15/18 (a)(b)	350,000	350,371
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20	1,750,000	2,011,572
Midland ISD
ULT GO Refunding Bonds Series 2011	5.00%	02/15/18 (a)	115,000	123,226
ULT GO Refunding Bonds Series 2011	4.00%	02/15/20 (a)	860,000	951,306
ULT Refunding Bonds Series 2012	4.00%	02/15/20 (a)	150,000	165,926

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21	500,000	592,925
Northwest ISD
ULT GO Refunding Bonds Series 2015A	0.00%	02/15/17 (a)(f)	475,000	472,506
ULT GO Refunding Bonds Series 2015A	0.00%	02/15/18 (a)(f)	725,000	714,524
ULT GO Refunding Bonds Series 2015A	0.00%	02/15/19 (a)(f)	1,160,000	1,129,063
Pearland
GO Refunding Bonds Series 2015	5.00%	03/01/24	1,650,000	2,041,314
Pharr-San Juan-Alamo ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/01/24 (a)	1,000,000	1,244,430
ULT GO Refunding Bonds Series 2015	5.00%	02/01/25 (a)	1,000,000	1,262,400
Plano
GO Refunding RB Series 2011	5.00%	09/01/21	650,000	773,338
Reagan Hospital District
LT GO & RB Series 2014A	4.50%	02/01/24	895,000	992,662
Rockwall ISD
ULT GO Refunding Bonds Series 2012	5.00%	02/15/20 (a)	185,000	211,344
ULT GO Refunding Bonds Series 2012	5.00%	02/15/22 (a)(b)	450,000	526,073
ULT Refunding Bonds Series 2015A	0.00%	02/15/17 (a)(f)	4,035,000	4,017,649
San Antonio
Electric & Gas Systems Refunding RB Series 2009D	5.00%	02/01/17	880,000	905,898
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(b)	600,000	745,938
Sienna Plantation Levee Improvement District
ULT Levee Improvement Refunding Bonds Series 2014	4.00%	09/01/24 (b)	500,000	565,995
Sunnyvale ISD
ULT GO Bonds Series 2011	5.00%	02/15/19 (a)	195,000	216,072
ULT GO Bonds Series 2011	3.00%	02/15/20 (a)	110,000	117,495
ULT GO Bonds Series 2011	5.00%	02/15/22 (a)(b)	120,000	140,988
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White Health) Series 2016A	5.00%	11/15/31 (b)	500,000	617,000
Hospital RB (Hendrick Medical Center) Series 2013	4.00%	09/01/16	440,000	443,432
Tatum ISD
ULT GO Bonds Series 2012	5.00%	02/15/23 (a)(b)	400,000	443,448
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28 (b)	455,000	476,494
Tomball ISD
ULT GO Bonds Series 2011	5.00%	02/15/21 (a)	150,000	175,962
Travis Cnty
LT GO Refunding Bonds Series 2009	5.00%	03/01/18	1,000,000	1,072,780
Williamson Cnty
LT GO Refunding Bonds Series 2011	5.00%	02/15/21	1,000,000	1,174,460
Wink Loving ISD
ULT GO Bonds Series 2012	3.00%	02/15/17 (a)	450,000	457,565
				67,622,827
UTAH 0.6%
Salt Lake Cnty
Refunding RB (Westminster College) Series 2015	1.00%	10/01/17	350,000	350,179
Refunding RB (Westminster College) Series 2015	5.00%	10/01/18	650,000	702,032
Utah Charter School Financing Auth
RB (Utah Charter Academies) Series 2015A	4.00%	10/15/40 (b)	1,250,000	1,315,800
RB (Utah Charter Academies) Series 2015A	4.00%	10/15/45 (b)	1,055,000	1,106,400
Weber Basin Water Conservancy District
Water Refunding RB Series 2015A	5.00%	10/01/23	500,000	620,010
				4,094,421
VERMONT 0.4%
Vermont HFA
Mortgage RB Series 2011A	4.50%	02/01/26 (b)	2,455,000	2,625,942

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Auth
Federal Highway Grant Anticipation RB Series 2015	4.00%	09/01/17	535,000	553,158
VIRGINIA 1.3%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB Series 2010A	4.00%	01/01/19 (e)	455,000	488,875
Fairfax Cnty IDA
Health Care RB (Inova Health System) Series 2016A	5.00%	05/15/31 (b)	1,000,000	1,247,080
Henrico Cnty
GO Refunding Bonds Series 2010	5.00%	07/15/17	500,000	524,540
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18 (a)(e)	825,000	903,920
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34 (b)	220,000	258,865
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22 (a)	1,400,000	1,608,292
Virginia College Building Auth
Educational Facilities RB (Washington & Lee Univ) Series 2015A	4.00%	01/01/20	315,000	348,062
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20 (b)	125,000	134,696
Virginia Small Business Financing Auth
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/20	1,000,000	1,143,790
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/21	765,000	893,811
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/22	1,000,000	1,190,540
				8,742,471
WASHINGTON 2.4%
Adams Cnty Public Hospital District #2
ULT GO Bonds (East Adams Rural Healthcare) 2014	5.13%	12/01/44 (b)	3,660,000	3,978,969
Camas SD #117
ULT GO Refunding Bonds 2012	5.00%	12/01/17 (a)	1,850,000	1,968,344
Energy Northwest
Electric Refunding RB Series 2009A	5.25%	07/01/18	1,000,000	1,091,530
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,920,000	2,329,286
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	690,000	857,615
Naches Valley SD #JT3
ULT GO Bonds 2014	5.00%	12/01/22 (a)	650,000	787,176
Ocosta SD #172
ULT GO Bonds 2013	3.13%	12/01/20 (a)	65,000	70,050
ULT GO Bonds 2013	5.00%	12/01/23 (a)	390,000	480,289
Washougal SD #112-6
ULT GO Refunding Bonds 2012	5.00%	12/01/18 (a)	2,390,000	2,632,633
Whidbey Island Public Hospital District
ULT GO Bonds 2013	5.00%	12/01/19	745,000	812,050
ULT GO Bonds 2013	5.00%	12/01/20	720,000	797,184
ULT GO Bonds 2013	5.00%	12/01/22	460,000	519,225
				16,324,351
WISCONSIN 1.1%
Hudson SD
GO Refunding Bonds Series 2016	3.00%	03/01/26 (d)	2,190,000	2,385,085
Wisconsin
COP Master Lease Series 2014B	5.00%	09/01/20	605,000	698,055
COP Master Lease Series 2014B	5.00%	09/01/21 (b)	300,000	349,551
Wisconsin Health & Educational Facilities Auth
Health Facilities RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (b)	1,000,000	1,244,230
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/27 (b)	1,250,000	1,261,600
RB (Children's Hospital of Wisconsin) Series 2008B	4.20%	08/15/18	75,000	80,418

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
RB (Thedacare) Series 2015	5.00%	12/15/21	250,000	297,208
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,269,706
				7,585,853
Total Fixed-Rate Obligations
(Cost $589,985,656)				621,310,205

Variable-Rate Obligations 9.2% of net assets
ALABAMA 0.1%
Birmingham
GO Bonds Series 2013A	0.00%	03/01/43 (b)(f)	500,000	539,820
CALIFORNIA 0.5%
California
GO Bonds Series 2013C	0.95%	12/01/28 (b)	3,600,000	3,600,072
COLORADO 0.1%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2006C7	0.52%	09/01/17 (a)(b)(c)	700,000	700,000
CONNECTICUT 2.0%
Connecticut
GO Bonds Series 2011C	1.50%	05/15/19	5,000,000	5,033,350
GO Bonds Series 2012A	1.65%	04/15/20 (b)(e)	1,000,000	1,010,530
GO Bonds Series 2012D	1.17%	09/15/18	1,000,000	1,004,930
Connecticut Health & Educational Facilities Auth
RB (Yale Univ) Series U1	0.01%	07/01/33 (b)	7,000,000	7,005,880
				14,054,690
DISTRICT OF COLUMBIA 0.5%
District of Columbia
Income Tax Secured Refunding RB Series 2011E	1.15%	12/01/17 (b)	3,240,000	3,252,150
FLORIDA 0.1%
Escambia Cnty
Pollution Control Refunding RB (Gulf Power) Series 1997	2.10%	07/01/22 (b)	1,000,000	1,023,340
GEORGIA 0.8%
Burke Cnty Development Auth
Pollution Control RB (GA Power) Fourth Series 1994	2.20%	10/01/32 (b)	1,500,000	1,535,970
Floyd Cnty Development Auth
Pollution Control RB (GA Power) First Series 1996	0.40%	09/01/26 (b)	3,000,000	3,000,000
Monroe Cnty Development Auth
Pollution Control RB (GA Power) First Series 1995	2.00%	07/01/25 (b)	1,000,000	1,019,340
				5,555,310
ILLINOIS 0.2%
Illinois Finance Auth
RB (Ascension Health) Series 2012E2	5.00%	11/15/42 (b)	1,300,000	1,350,375
INDIANA 0.3%
Indiana Health Facility Financing Auth
Sub RB (Ascension Health) Series 2005A10	1.50%	11/01/27 (b)(d)	2,000,000	2,000,260

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MASSACHUSETTS 1.7%
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2008A2	0.39%	07/01/26 (a)(b)	1,600,000	1,600,000
Transportation System Bonds Series 2000A1	0.40%	03/01/30 (a)(b)	4,895,000	4,895,000
Massachusetts Development Finance Agency
RB (Boston Univ) Series U1	0.98%	10/01/40 (b)	1,000,000	998,950
RB (Boston Univ) Series U6E	0.95%	10/01/42 (b)	4,000,000	4,000,880
				11,494,830
MICHIGAN 0.3%
Michigan Hospital Finance Auth
RB (Ascension Health Credit Group) Series 1999 B3	0.95%	11/15/33 (b)	2,000,000	1,996,520
NEW YORK 2.5%
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2006 Series AA-1A	0.37%	06/15/32 (a)(b)	7,870,000	7,870,000
New York City Transitional Finance Auth
Future Tax Secured Sub RB Fiscal 2014 Series B3	0.36%	11/01/42 (a)(b)	2,400,000	2,400,000
Onondaga Cnty Trust for Cultural Resources
RB (Syracuse Univ) Series 2010A (LOC: WELLS FARGO BANK NA)	0.37%	12/01/29 (a)(b)	6,700,000	6,700,000
				16,970,000
SOUTH CAROLINA 0.1%
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.00%	04/01/27 (b)	1,000,000	1,001,680
Total Variable-Rate Obligations
(Cost $63,332,930)				63,539,047

End of Investments.

At 05/31/16, the tax basis cost of the fund's investments was $653,318,586 and the unrealized appreciation and depreciation were $31,835,951 and ($305,285), respectively, with a net unrealized appreciation of $31,530,666.
(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,475,701 or 0.2% of net assets.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	Zero coupon bond.
(g)	Refunded bond.
(h)	Escrowed with U.S. Government debt.

BAN –	Bond anticipation note
CCD –	Community college district
COP –	Certificate of participation
CSD –	Central school district
GO –	General obligation
HFA –	Housing finance agency/authority
IDA –	Industrial development agency/authority
ISD –	Independent school district
LT –	Limited tax
LOC –	Letter of credit
PFC –	Passenger facility charge
RB –	Revenue bond
S/F –	Single-family
SD –	School district
USD –	Unified school district
UFSD –	Union free school district
UHSD –	Union high school district
ULT –	Unlimited tax

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of May 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$621,310,205	$—	$621,310,205
Variable-Rate Obligations[1]	—	63,539,047	—	63,539,047
Total	$—	$684,849,252	$—	$684,849,252
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2016.

Schwab Investments
Schwab California Tax-Free Bond Fund™
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
90.4%	Fixed-Rate Obligations	382,004,603	406,823,583
8.7%	Variable-Rate Obligations	39,017,578	39,270,958
99.1%	Total Investments	421,022,181	446,094,541
0.9%	Other Assets and Liabilities, Net		3,957,513
100.0%	Net Assets		450,052,054

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 90.4% of net assets
CALIFORNIA 90.0%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20 (a)(f)	3,500,000	3,775,520
RB (Sharp HealthCare) Series 2012A	5.00%	08/01/28 (b)(f)	235,000	271,585
Refunding RB (Episcopal Sr Communities) Series 2012B	3.00%	07/01/16	815,000	816,280
Refunding RB (Episcopal Sr Communities) Series 2012B	4.00%	07/01/17	1,580,000	1,619,769
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/20	530,000	595,248
Alameda Cnty Jt Powers Auth
Lease RB Series 2013A	5.25%	12/01/25 (b)	665,000	826,861
Lease RB Series 2013A	5.25%	12/01/26 (b)	225,000	278,474
Alameda Cnty Transportation Commission
Sales Tax RB Series 2014	5.00%	03/01/21	500,000	592,040
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/28 (b)	2,260,000	2,746,036
Alum Rock Union Elementary SD
GO Refunding Bonds 2015	5.00%	08/01/25	600,000	761,568
GO Refunding Bonds 2015	5.00%	08/01/27 (b)	845,000	1,049,541
American Canyon Finance Auth
Refunding RB Series 2015	3.00%	09/02/17	500,000	512,580
Refunding RB Series 2015	3.00%	09/02/18	415,000	432,202
Refunding RB Series 2015	3.00%	09/02/19	530,000	559,457
Refunding RB Series 2015	4.00%	09/02/20	445,000	491,747
Refunding RB Series 2015	5.00%	09/02/21	320,000	376,762
Refunding RB Series 2015	5.00%	09/02/22	595,000	714,619
Refunding RB Series 2015	5.00%	09/02/23	625,000	762,756
Refunding RB Series 2015	5.00%	09/02/25	690,000	862,258
Anaheim Public Financing Auth
Lease RB Series 2014A	5.00%	05/01/21	105,000	123,227
Lease RB Series 2014A	5.00%	05/01/22	440,000	527,344
Lease RB Series 2014A	5.00%	05/01/23	500,000	609,070
Lease RB Series 2014A	5.00%	05/01/25 (b)	1,000,000	1,235,980
Lease RB Series 2014A	5.00%	05/01/39 (b)	450,000	536,036
Lease Refunding RB Series 2008	4.50%	08/01/17 (f)	115,000	120,068
Antelope Valley Jt UHSD
GO Refunding Bonds Series 2015	5.00%	08/01/20	1,385,000	1,601,656
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (b)	900,000	1,101,051
Berkeley Joint Powers Financing Auth
Refunding Lease RB Series 2012	4.00%	10/01/16	750,000	758,482
    1

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Beverly Hills Public Finance Auth
Lease RB Series 2010A	4.00%	06/01/16 (f)	100,000	100,000
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (c)	1,105,000	893,039
California
Economic Recovery Refunding Bonds Series 2009A	5.00%	07/01/20 (b)(d)(g)	5,000,000	5,635,850
GO Bonds	5.63%	05/01/18 (b)	25,000	25,113
GO Bonds	5.00%	09/01/18	3,000,000	3,280,590
GO Bonds	5.50%	04/01/19	950,000	1,071,400
GO Bonds	5.00%	11/01/19	2,425,000	2,754,363
GO Bonds	5.00%	09/01/20	2,560,000	2,977,254
GO Bonds	5.00%	11/01/24 (b)	750,000	878,940
GO Bonds	5.00%	09/01/25 (b)	2,615,000	3,254,995
GO Bonds	5.00%	11/01/25 (b)	495,000	579,165
GO Bonds	6.50%	04/01/33 (b)	1,425,000	1,649,466
GO Bonds	6.00%	11/01/35 (b)	4,190,000	4,905,820
GO Bonds	5.00%	09/01/36 (b)	2,435,000	2,901,522
GO Bonds	5.00%	09/01/42 (b)	2,000,000	2,363,300
GO Bonds Series C	3.25%	09/01/27 (b)	2,700,000	2,974,023
GO Refunding Bonds	5.00%	09/01/21	1,280,000	1,524,544
GO Refunding Bonds	5.25%	10/01/32 (b)	2,710,000	3,238,179
California Dept of Water Resources
Water System RB (Central Valley) Series AI	5.00%	12/01/16	2,000,000	2,046,000
California Dept of Water Resources Power Supply System
Power Supply RB Series 2008H	4.50%	05/01/17	1,550,000	1,605,660
Power Supply RB Series 2010M	4.00%	05/01/19	750,000	818,212
Power Supply RB Series 2015O	5.00%	05/01/21	2,000,000	2,374,420
California Educational Facilities Auth
RB (Pomona College) Series 2011	4.00%	01/01/17 (f)	200,000	204,154
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24 (f)	2,000,000	2,604,980
Refunding RB (Claremont McKenna College) Series 2015A	4.00%	01/01/19	500,000	541,225
Refunding RB (Univ of San Diego) Series 2011	4.50%	10/01/17 (f)	1,230,000	1,283,013
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/18 (f)	680,000	745,049
California Health Facilities Financing Auth
Insured RB (Northern California Presbyterian Home & Services) Series 2015	5.00%	07/01/21 (a)	250,000	294,815
Insured RB (Northern California Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (a)	175,000	213,518
Insured RB Series 2011A	5.25%	02/01/20 (a)	145,000	167,007
RB (City of Hope) Series 2012A	5.00%	11/15/21	325,000	389,981
RB (Memorial Health Services) Series 2012A	4.00%	10/01/17	750,000	784,575
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18 (a)	125,000	137,651
RB (Providence Health & Services) Series 2014A	5.00%	10/01/21	700,000	842,023
RB (Scripps Health) Series 2008A	5.00%	10/01/16 (f)	2,735,000	2,776,162
Refunding RB (Marshall Medical Center) Series 2012A	4.00%	11/01/16 (a)	1,330,000	1,348,859
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/20 (a)	175,000	202,769
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/21 (a)	400,000	473,516
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/22 (a)	375,000	452,408
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/23 (a)	100,000	121,889
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(b)	200,000	244,988
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(b)	800,000	960,800
California HFA
M/F Housing RB III Series 2014A	0.85%	08/01/16	40,000	40,000
California Infrastructure & Economic Development Bank
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/23	785,000	971,759
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (b)	1,635,000	2,055,228
RB (Sanford Consortium) Series 2010A	4.00%	05/15/17	215,000	221,714
RB (Sanford Consortium) Series 2010A	4.00%	05/15/18	775,000	822,252
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20	245,000	281,887
RB (USC) Series 2010	5.00%	12/01/19	470,000	537,238
RB (USC) Series 2010	3.25%	12/01/21 (b)	750,000	817,492
RB (USC) Series 2010	5.00%	12/01/23 (b)	670,000	784,175
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (b)	1,300,000	1,530,620
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (b)	250,000	311,553
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (b)	330,000	408,731
Refunding RB (Walt Disney Museum) Series 2016	3.00%	02/01/37 (b)	500,000	501,240
Refunding RB (Walt Disney Musuem) Series 2016	5.00%	02/01/31 (b)	350,000	431,480
2

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
California Municipal Finance Auth
Refunding RB (Anaheim Electric) Series 2014A	5.00%	10/01/19	500,000	567,515
Refunding RB (Anaheim Electric) Series 2014A	5.00%	10/01/21	1,100,000	1,317,811
California Public Works Board
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26 (b)(d)(g)	1,000,000	1,214,930
Lease RB Series 2011C	5.75%	10/01/31 (b)	1,000,000	1,229,710
Lease RB Series 2011D	5.00%	12/01/22 (b)	1,000,000	1,190,850
Lease RB Series 2012A	5.00%	04/01/23 (b)	2,050,000	2,456,269
Lease RB Series 2012G	4.00%	11/01/16	885,000	897,983
Lease RB Series 2013F	4.00%	09/01/16	500,000	504,415
Lease RB Series 2013F	3.00%	09/01/17	750,000	771,900
Lease RB Series 2013G	5.00%	09/01/16	500,000	505,650
Lease RB Series 2013G	5.00%	09/01/17	600,000	632,430
Lease RB Series 2013I	5.00%	11/01/19	1,250,000	1,415,862
Lease RB Series 2013I	5.00%	11/01/20	1,335,000	1,556,743
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,262,460
Lease Refunding RB Series 2012C	5.00%	06/01/18	1,500,000	1,622,925
Lease Refunding RB Series 2014G	5.00%	01/01/20	5,000,000	5,685,150
California Statewide Communities Development Auth
RB (Cottage Health) Series 2010	5.00%	11/01/17	325,000	344,783
RB (Cottage Health) Series 2010	5.00%	11/01/18	350,000	385,007
RB (Cottage Health) Series 2015	4.00%	11/01/18	100,000	107,614
RB (Cottage Health) Series 2015	4.00%	11/01/19	200,000	220,350
RB (Cottage Health) Series 2015	5.00%	11/01/20	100,000	116,523
RB (St. Joseph Health) Series 2000	4.50%	07/01/18 (b)	2,460,000	2,544,329
RB (Sutter Health) Series 2011A	6.00%	08/15/42 (b)	875,000	1,051,120
RB (The Redwoods) Series 2013	3.00%	11/15/16 (a)	200,000	202,190
RB (The Redwoods) Series 2013	3.00%	11/15/17 (a)	325,000	335,793
RB (The Redwoods) Series 2013	4.00%	11/15/19 (a)	150,000	165,153
RB (The Redwoods) Series 2013	4.00%	11/15/20 (a)	125,000	140,415
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/29 (b)	555,000	684,609
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (b)	500,000	608,085
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/33 (b)	750,000	908,452
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21	300,000	351,342
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24 (b)	440,000	518,232
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/21	550,000	646,079
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/22	400,000	479,176
Sr Living Health Facility RB (LA Jewish Home for the Aging) Series 2014C	2.50%	08/01/20 (a)(b)	3,500,000	3,521,210
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (b)	1,300,000	1,664,195
Centralia SD
GO Refunding Bonds Series 2012	4.00%	08/01/21	100,000	114,904
GO Refunding Bonds Series 2012	4.00%	08/01/24 (b)	75,000	86,709
Citrus Heights Water District
Revenue Refunding COP Series 2010	4.00%	10/01/20	120,000	134,956
Clovis
Wastewater Refunding RB Series 2013	5.00%	08/01/22	515,000	615,281
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (b)	1,060,000	1,314,527
Colton Joint USD
GO Refunding Bonds Series 2016	5.00%	02/01/31 (b)	500,000	609,615
GO Refunding Bonds Series 2016	5.00%	02/01/32 (b)	635,000	772,382
Compton CCD
GO Refunding Bonds Series 2014	5.00%	07/01/28 (b)	3,695,000	4,470,987
Contra Costa CCD
GO Bonds Series 2014A	4.00%	08/01/26 (b)	125,000	145,239
GO Refunding Bonds Series 2011	5.00%	08/01/22 (b)	975,000	1,158,846
Contra Costa Transportation Auth
LT Sales Tax RB Series 2015A	4.00%	03/01/26 (b)	1,000,000	1,190,600
LT Sales Tax RB Series 2015A	5.00%	03/01/27 (b)	310,000	392,122
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014A	5.00%	08/01/26 (b)	715,000	876,569
GO Refunding Bonds Series 2014B	5.00%	08/01/22	795,000	959,557
GO Refunding Bonds Series 2014B	5.00%	08/01/23	2,105,000	2,582,561
    3

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Cupertino Union SD
GO Refunding Bonds Series 2011A	5.00%	08/01/23 (b)	190,000	227,945
GO Refunding Bonds Series 2011A	5.00%	08/01/24 (b)	285,000	340,264
GO Refunding Bonds Series 2011A	5.00%	08/01/26 (b)	50,000	59,320
El Camino CCD
GO Bonds Series 2012C	0.00%	08/01/22 (c)	1,480,000	1,329,099
El Dorado Irrigation District
Refunding RB Series 2014A	4.00%	03/01/17	750,000	769,297
Refunding RB Series 2014A	5.00%	03/01/19	85,000	94,395
Elk Grove Finance Auth
Special Tax RB Series 2015	4.00%	09/01/20	575,000	634,622
Special Tax RB Series 2015	5.00%	09/01/21	450,000	526,563
Special Tax RB Series 2015	5.00%	09/01/22	450,000	534,065
Special Tax RB Series 2015	5.00%	09/01/23	775,000	933,480
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (b)(c)	1,000,000	287,220
GO Refunding Bonds Series 2014	4.00%	08/01/21	125,000	142,268
GO Refunding Bonds Series 2014	5.00%	08/01/22	800,000	969,264
GO Refunding Bonds Series 2014	5.00%	08/01/23	900,000	1,108,971
Fresno
Airport Refunding RB Series 2013A	4.00%	07/01/20	300,000	331,983
Airport Refunding RB Series 2013A	5.00%	07/01/22	350,000	416,819
Garden Grove USD
GO Bonds Series C	5.00%	08/01/27 (b)	470,000	581,461
GO Bonds Series C	5.00%	08/01/28 (b)	200,000	245,878
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	4.00%	12/01/19	900,000	989,253
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21	1,250,000	1,488,375
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	2,117,099
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/21	340,000	407,395
Refunding COP Series 2014A	5.00%	12/01/22	375,000	458,876
Refunding COP Series 2014A	5.00%	12/01/24 (b)	1,000,000	1,233,620
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/24	860,000	993,790
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	917,277
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/26	740,000	859,821
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/28 (b)	1,165,000	1,433,649
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (b)	730,000	894,732
Tax Allocation Refunding Bonds Series 2016	3.00%	02/01/33 (b)	1,415,000	1,439,989
Healdsburg
Wastewater Refunding RB Series 2015A	4.00%	10/01/20	1,015,000	1,137,379
Wastewater Refunding RB Series 2015A	4.00%	10/01/22	1,095,000	1,266,411
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30 (b)	1,000,000	1,135,970
Healdsburg School Facilities Financing Auth
GO RB Series 2014	5.00%	07/15/22	100,000	121,127
GO RB Series 2014	5.00%	07/15/24	150,000	188,840
Healdsburg USD
GO Bonds Series 2012C	0.00%	08/01/28 (b)(c)	275,000	186,865
GO Bonds Series 2012C	0.00%	08/01/29 (b)(c)	600,000	386,988
GO Bonds Series 2012C	0.00%	08/01/31 (b)(c)	225,000	130,687
Imperial Irrigation District
Electric System Refunding RB Series 2011C	5.00%	11/01/18	425,000	467,955
Electric System Refunding RB Series 2011D	5.00%	11/01/19	720,000	818,921
Electric System Refunding RB Series 2011D	5.00%	11/01/20	750,000	877,507
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,303,459
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (b)	1,000,000	1,226,270
4

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Inglewood USD
GO Bonds Series A	5.00%	08/01/16	150,000	151,080
GO Bonds Series A	5.00%	08/01/17	155,000	162,502
GO Bonds Series A	6.25%	08/01/37 (b)	1,135,000	1,453,504
Irvine
Limited Obligation Improvement Bonds (Reassessment District #15-1)	4.00%	09/02/17	355,000	369,473
Limited Obligation Improvement Bonds (Reassessment District #15-1)	4.00%	09/02/18	1,600,000	1,710,816
Limited Obligation Improvement Bonds (Reassessment District #15-1)	4.00%	09/02/20	940,000	1,047,527
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/19	475,000	533,321
Special Tax RB Series 2014A	5.00%	09/01/20	550,000	633,033
Kern Cnty
Refunding COP Series 2011A	5.00%	11/01/17	1,460,000	1,536,825
Refunding COP Series 2011A	5.00%	11/01/18	1,235,000	1,341,284
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/28 (b)	1,000,000	1,248,910
Refunding RB Series 2016A	5.00%	05/01/29 (b)	1,000,000	1,242,870
Refunding RB Series 2016A	5.00%	05/01/30 (b)	1,500,000	1,850,775
Lodi Public Financing Auth
Wastewater Refunding RB Series 2012A	4.00%	10/01/16	300,000	303,525
Wastewater Refunding RB Series 2012A	4.00%	10/01/19	450,000	494,609
Wastewater Refunding RB Series 2012A	4.00%	10/01/20	450,000	504,612
Wastewater Refunding RB Series 2012A	4.00%	10/01/21	725,000	827,341
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	1,185,202
Los Angeles
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20	4,950,000	5,665,968
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/18	150,000	159,741
Wastewater System Sub Refunding RB Series 2012B	5.00%	06/01/20	500,000	579,225
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22	440,000	509,806
Los Angeles CCD
GO Bonds Series 2009A	6.00%	08/01/33 (b)(d)(g)	1,545,000	1,790,500
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	4.00%	09/01/18	830,000	888,133
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,740,836
Los Angeles Cnty Regional Financing Auth
RB (MonteCedro) Series 2014B1	3.00%	11/15/21 (a)(b)	750,000	751,695
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (b)	4,430,000	5,454,482
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/22	750,000	892,057
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	1,000,000	1,209,500
Special Tax Refunding Bonds Series 2014	5.00%	09/01/24	1,250,000	1,531,000
Los Angeles Dept of Airports
Sub RB Series 2010B	5.00%	05/15/21 (b)	30,000	34,863
Los Angeles Dept of Water & Power
Power System RB Series 2011A	4.00%	07/01/16	515,000	516,535
Power System RB Series 2011A	5.00%	07/01/18	3,380,000	3,679,333
Power System RB Series 2012A	5.00%	07/01/29 (b)	315,000	374,535
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (b)	1,450,000	1,786,037
Refunding RB Series 2011B	5.00%	08/01/24 (b)	1,000,000	1,201,400
Refunding RB Series 2015A	5.00%	08/01/26 (b)	850,000	1,086,249
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/29 (b)	400,000	480,536
Lease RB Series 2014A	5.00%	05/01/30 (b)	650,000	781,911
Lease RB Series 2014A	5.00%	05/01/31 (b)	1,100,000	1,319,109
Lease RB Series 2014A	5.00%	05/01/32 (b)	2,635,000	3,147,191
Los Angeles USD
Refunding COP Series 2012A	5.00%	10/01/20	2,150,000	2,495,655
Los Gatos
COP 2010	5.00%	08/01/21 (b)	500,000	564,475
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%	07/01/16	180,000	180,670
Sub Lien RB Series 2008L	5.00%	07/01/17	855,000	894,321
    5

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (b)	2,205,000	2,749,767
Water Refunding RB Series 2015	5.00%	09/01/29 (b)	450,000	532,800
Malibu
COP Series 2009A	4.00%	07/01/17	100,000	103,621
COP Series 2009A	4.00%	07/01/18	75,000	80,061
COP Series 2009A	5.00%	07/01/20 (b)	75,000	84,722
Menlo Park Successor Redevelopment Agency
Tax Allocation Refunding Bonds (Las Pulgas) 2015	5.00%	10/01/25	575,000	729,451
Modesto Irrigation District
Electric System Refunding RB Series 2012A	5.00%	07/01/16	200,000	200,774
Electric System Refunding RB Series 2012A	5.00%	07/01/17	100,000	104,822
Electric System Refunding RB Series 2012A	5.00%	07/01/19	200,000	225,336
Moraga
COP 2013	4.00%	04/01/18	120,000	126,680
COP 2013	4.00%	04/01/25 (b)	145,000	169,205
COP 2013	5.00%	04/01/26 (b)	310,000	377,183
COP 2013	5.00%	04/01/27 (b)	430,000	516,641
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/18	1,100,000	1,204,599
Lease Refunding RB Series 2013	5.00%	11/01/22	810,000	975,556
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19	420,000	471,156
RB Series 2011A	5.00%	08/01/20	200,000	230,162
RB Series 2011A	5.00%	08/01/21	550,000	648,538
RB Series 2011A	5.75%	08/01/40 (b)	700,000	835,184
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	2,100,000	2,496,060
Northern California Transmission Agency
Refunding RB Series 2016A	5.00%	05/01/33 (b)	2,000,000	2,474,340
Refunding RB Series 2016A	5.00%	05/01/34 (b)	1,000,000	1,232,190
Refunding RB Series 2016A	3.00%	05/01/35 (b)	2,000,000	2,047,440
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40 (b)	1,000,000	1,215,150
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (b)	820,000	999,719
Sewer Refunding RB Series 2014A	4.00%	06/15/17	650,000	672,685
Sewer Refunding RB Series 2014A	5.00%	06/15/27 (b)	760,000	939,740
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	4.00%	09/01/18	500,000	533,475
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/19	3,050,000	3,424,479
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/20	1,900,000	2,186,843
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/22	500,000	587,425
GO Bonds Series 2015A	5.00%	08/01/23	700,000	836,024
GO Bonds Series 2015A	5.00%	08/01/24	600,000	725,808
GO Bonds Series 2015A	5.00%	08/01/25	650,000	798,258
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	655,000	803,502
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	743,280
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	281,448
Ojai Valley Sanitation District
Wastewater RB Series 2016	3.00%	09/01/20	545,000	587,161
Wastewater RB Series 2016	4.00%	09/01/21	555,000	632,911
Wastewater RB Series 2016	4.00%	09/01/22	575,000	663,659
Wastewater RB Series 2016	4.00%	09/01/24	230,000	271,911
Wastewater RB Series 2016	4.00%	09/01/25	210,000	249,329
Wastewater RB Series 2016	4.00%	09/01/26	245,000	291,033
Orange Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/21	550,000	647,520
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	1,000,000	1,214,910
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	2,159,150
6

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (b)	1,365,000	1,650,435
GO Bonds Series D	5.00%	08/01/32 (b)	1,490,000	1,796,135
GO Bonds Series D	5.00%	08/01/33 (b)	1,685,000	2,025,067
Palo Alto
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/27 (b)	440,000	505,485
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/30 (b)	170,000	194,417
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (b)	750,000	941,812
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (g)	685,000	841,851
Pomona USD
GO Bonds Series 2008G	0.00%	08/01/33 (b)(c)(e)	1,000,000	555,330
GO Bonds Series 2008G	0.00%	08/01/35 (b)(c)(e)	1,000,000	509,330
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	4.00%	09/01/17	920,000	958,723
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/19	1,370,000	1,548,059
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/20	1,175,000	1,365,080
Ravenswood City SD
GO Refunding Bonds Series 2016	5.00%	08/01/17	1,000,000	1,049,260
GO Refunding Bonds Series 2016	4.00%	08/01/18	1,000,000	1,066,130
GO Refunding Bonds Series 2016	5.00%	08/01/19	935,000	1,047,228
GO Refunding Bonds Series 2016	5.00%	08/01/21	1,305,000	1,542,497
GO Refunding Bonds Series 2016	5.00%	08/01/22	460,000	555,215
Rio Elementary SD
GO Bonds Series 2014B	4.00%	08/01/45 (b)	1,750,000	1,911,945
Riverside CCD
GO Bonds Series 2015E	0.00%	08/01/29 (b)(c)	735,000	458,728
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2013A	5.00%	06/01/18	800,000	867,592
Limited Sales Tax RB Series 2013A	5.25%	06/01/24 (b)	710,000	898,377
Riverside County Public Finance Auth
Tax Allocation RB (Area #1, Desert Communities & I-215 Corridor) Series 2015A	5.00%	11/01/23	500,000	619,020
Tax Allocation RB (Area #1, Desert Communities & I-215 Corridor) Series 2015A	5.00%	11/01/24	1,000,000	1,258,190
Tax Allocation RB (Area #1, Desert Communities & I-215 Corridor) Series 2015A	5.00%	11/01/25	1,200,000	1,525,056
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (b)	300,000	362,346
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (b)	1,000,000	1,162,890
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31 (b)	1,000,000	1,165,420
Sacramento City Financing Auth
Lease Refunding RB Series 2013A	4.00%	05/01/18	4,000,000	4,242,440
Sacramento City USD
GO Refunding Bonds 2015	5.00%	07/01/18	75,000	81,560
Salinas UHSD
GO BAN	0.00%	08/01/20 (b)(c)	2,000,000	1,865,320
San Diego CCD
GO Bonds Series 2011	5.00%	08/01/36 (b)	1,800,000	2,097,756
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	865,601
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	688,253
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	442,680
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (b)	1,000,000	1,253,210
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2013A	5.00%	07/01/23	225,000	276,631
San Diego Convention Center Expansion Financing Auth
Lease Refunding RB Series 2012A	4.00%	04/15/17	575,000	591,600
Lease Refunding RB Series 2012A	4.00%	04/15/18	1,000,000	1,056,590
Lease Refunding RB Series 2012A	5.00%	04/15/19	1,000,000	1,108,840
    7

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	4.25%	03/01/20	900,000	1,002,285
Lease Refunding RB Series 2010A	5.00%	09/01/20	745,000	863,164
Sr Sewer Refunding RB Series 2015	5.00%	05/15/25	2,000,000	2,574,260
San Diego Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016A	5.00%	09/01/29 (b)	500,000	620,835
San Diego Regional Building Auth
Lease RB Series 2009A	4.00%	02/01/17 (g)	840,000	859,312
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22	300,000	358,980
Refunding RB Series 2013A	5.00%	09/01/23	550,000	669,801
Refunding RB Series 2013A	5.00%	09/01/25 (b)	1,400,000	1,689,786
San Diego USD
GO Refunding Bonds Series 2005C2	5.50%	07/01/21	1,790,000	2,179,307
San Francisco
COP Series 2009A	5.00%	04/01/21 (b)	3,325,000	3,695,372
San Francisco Airport Commission
Refunding RB Series 2011B	5.50%	05/01/21	750,000	904,455
Refunding RB Series 2012A	5.00%	05/01/26 (b)	340,000	408,911
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%	08/01/35 (b)(d)(g)	2,565,000	2,694,866
San Francisco Municipal Transportation Agency
RB Series 2014	5.00%	03/01/25 (b)	500,000	628,220
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19	2,535,000	2,795,192
Water RB Series 2011A	5.00%	11/01/20	2,360,000	2,764,575
San Francisco Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	415,000	509,778
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (b)	350,000	432,607
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (b)	365,000	447,479
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/27 (b)	390,000	474,954
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (b)	405,000	490,706
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (b)	430,000	518,705
San Gorgonio Memorial Healthcare District
GO Refunding Bonds Series 2014	4.00%	08/01/19	1,000,000	1,089,990
GO Refunding Bonds Series 2014	5.00%	08/01/21	275,000	323,670
GO Refunding Bonds Series 2014	5.00%	08/01/22	500,000	600,035
San Joaquin Cnty
Solid Waste System Refunding Revenue COP 2014	3.00%	04/01/17	150,000	152,463
Solid Waste System Refunding Revenue COP 2014	4.00%	04/01/19	140,000	150,014
Solid Waste System Refunding Revenue COP 2014	4.00%	04/01/20	350,000	380,629
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/21	350,000	401,527
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/22	350,000	407,432
San Jose
Airport RB Series 2011A2	5.00%	03/01/19	210,000	232,930
Airport Refunding RB Series 2014C	5.00%	03/01/30 (b)	765,000	921,672
San Luis Obispo Cnty CCD
GO Bonds Series 2014A	5.00%	08/01/27 (b)	235,000	298,337
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 2008A	4.00%	07/15/17 (g)	125,000	129,750
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/17	1,840,000	1,917,464
GO Refunding Bonds Series 2012	4.00%	09/01/19	1,960,000	2,157,235
Santa Clara Cnty Financing Auth
RB (El Camino Hospital) Series 2007A	5.00%	02/01/17 (g)	230,000	236,815
RB (El Camino Hospital) Series 2007B	5.00%	02/01/17 (g)	115,000	118,407
RB (El Camino Hospital) Series 2007C	5.00%	02/01/17 (g)	300,000	308,889
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	5.00%	08/01/21	125,000	147,259
Lease RB Series 2014	5.00%	08/01/22	165,000	198,183
Lease RB Series 2014	3.00%	08/01/24	175,000	189,266
Lease RB Series 2014	5.00%	08/01/25 (b)	175,000	216,304
Lease RB Series 2014	5.00%	08/01/26 (b)	165,000	202,285
Lease RB Series 2014	5.00%	08/01/27 (b)	320,000	389,706
8

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36 (b)	900,000	1,065,762
Santa Maria-Bonita SD
COP Series 2013	2.00%	06/01/16	200,000	200,000
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/30 (b)	2,170,000	2,508,129
Santa Monica Successor Redevelopment Agency
Tax Allocation Bonds Series 2011	5.88%	07/01/36 (b)	395,000	472,641
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/17	115,000	120,866
GO Bonds Series B	5.00%	08/01/19	75,000	84,767
Sausalito Marin City SD
GO Refunding Bonds 2015	5.00%	08/01/26 (b)	170,000	216,369
GO Refunding Bonds 2015	5.00%	08/01/27 (b)	210,000	265,182
Sequoia UHSD
GO Refunding Bonds 2014	5.00%	07/01/23	1,160,000	1,446,450
Sonoma-Marin Area Rail Transit District
Sales Tax RB Series 2011A	5.00%	03/01/18	500,000	537,295
Sales Tax RB Series 2011A	5.00%	03/01/20	500,000	574,355
South Orange Cnty Public Financing Auth
Lease Refunding RB Series 2012	4.00%	06/01/16	1,400,000	1,400,000
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21 (b)	4,505,000	5,228,999
Southern California Public Power Auth
RB (Windy Point/Windy Flats) Series 2010-1	5.00%	07/01/25 (b)	2,375,000	2,744,360
Sweetwater UHSD
GO Refunding Bonds Series 2016	5.00%	08/01/33 (b)	1,000,000	1,227,930
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/20	585,000	656,499
Water System Refunding RB Series 2015	4.00%	11/15/21	605,000	689,990
Water System Refunding RB Series 2015	4.00%	11/15/22	630,000	728,085
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	763,632
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	798,674
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	836,139
Tustin USD
GO Bonds Series B	6.00%	08/01/36 (b)(d)(g)	950,000	1,180,992
Univ of California
General RB Series 2009Q	5.25%	05/15/26 (b)(d)(g)	3,980,000	4,197,945
General RB Series 2011AB	3.00%	05/15/18	565,000	590,142
Limited Project RB Series 2012G	5.00%	05/15/42 (b)	3,000,000	3,537,210
Medical Center Pooled RB Series 2013J	4.00%	05/15/17	150,000	155,010
Medical Center Pooled RB Series 2013J	5.00%	05/15/18	100,000	108,419
Medical Center Pooled RB Series 2013J	5.00%	05/15/19	100,000	112,205
Medical Center Pooled RB Series 2013J	4.00%	05/15/20	250,000	279,470
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19	915,000	1,002,135
COP (San Antonio Community Hospital) Series 2011	5.75%	01/01/21	1,790,000	2,094,103
COP (San Antonio Community Hospital) Series 2011	6.38%	01/01/32 (b)	1,875,000	2,203,294
West Kern Water District
Revenue COP Series 2011	4.00%	06/01/18	70,000	74,071
Revenue COP Series 2011	5.00%	06/01/20	275,000	313,437
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/16	2,100,000	2,100,000
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17	2,050,000	2,128,453
Woodland Finance Auth
Water RB Series 2011	3.85%	03/01/18	145,000	152,064
Water RB Series 2011	4.15%	03/01/19	130,000	140,465
Water RB Series 2011	4.65%	03/01/21	115,000	131,434
Yuba CCD
GO Series 2007B	0.00%	08/01/44 (b)(c)(d)(g)	1,000,000	257,110
GO Series 2016D	5.00%	08/01/31 (b)	900,000	1,128,420
				404,835,201
    9

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GUAM 0.3%
Guam Power Auth
RB Series 2014A	5.00%	10/01/28 (b)	1,245,000	1,448,782
VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Auth
Federal Highway Grant Anticipation RB Series 2015	5.00%	09/01/18	500,000	539,600
Total Fixed-Rate Obligations
(Cost $382,004,603)				406,823,583

Variable-Rate Obligations 8.7% of net assets
CALIFORNIA 8.7%
Bay Area Toll Auth
Toll Bridge RB Series 2006C1	1.30%	04/01/45 (b)	5,000,000	4,944,550
Toll Bridge RB Series 2007A1	1.10%	04/01/47 (b)	1,000,000	1,000,240
Toll Bridge RB Series 2014C	1.88%	04/01/47 (b)	2,500,000	2,550,000
Toll Bridge RB Series 2014E	2.00%	04/01/34 (b)	500,000	515,235
California
GO Bonds	4.00%	12/01/27 (b)	500,000	516,495
GO Bonds	3.00%	12/01/32 (b)	3,000,000	3,174,390
GO Bonds Series 2013C	0.95%	12/01/28 (b)	2,400,000	2,400,048
GO Refunding Bonds 2012B	1.30%	05/01/18 (b)	1,000,000	1,006,080
GO Refunding Bonds 2012B	1.55%	05/01/20 (b)	1,000,000	1,015,460
California Health Facilities Financing Auth
RB (St. Joseph Health) Series 2013C	5.00%	07/01/43 (b)	2,000,000	2,250,380
Refunding RB (St Joseph Health) Series 2009C	5.00%	07/01/34 (b)	3,000,000	3,634,980
California Infrastructure & Economic Development Bank
Refunding RB (PG&E) Series 2009A	0.27%	11/01/26 (b)	10,000,000	10,000,000
California Statewide Communities Development Auth
RB (John Muir Health) Series 2008C	0.30%	08/15/27 (b)	2,100,000	2,100,000
RB (Kaiser Permanente) Series 2012B	1.35%	04/01/52 (b)	2,620,000	2,627,100
Southern California Metropolitan Water District
Water Refunding RB Series 2014G2	3.00%	07/01/37 (b)	1,500,000	1,536,000
Total Variable-Rate Obligations
(Cost $39,017,578)				39,270,958

End of Investments.

At 05/31/16, the tax basis cost of the fund's investments was $421,022,181 and the unrealized appreciation and depreciation were $25,127,780 and ($55,420), respectively, with a net unrealized appreciation of $25,072,360.
(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Zero coupon bond.
(d)	Refunded bond.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(g)	Escrowed with U.S. Government debt.

BAN –	Bond anticipation note
CCD –	Community college district
COP –	Certificate of participation
GO –	General obligation
HFA –	Housing finance agency/authority
M/F –	Multi-family
LT –	Limited tax
RB –	Revenue bond
S/F –	Single-family
SD –	School district
UHSD –	Union high school district
USD –	Unified school district
10

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of May 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$406,823,583	$—	$406,823,583
Variable-Rate Obligations[1]	—	39,270,958	—	39,270,958
Total	$—	$446,094,541	$—	$446,094,541
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2016.
    11

Schwab Tax-Free Bond Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes
12

Schwab Tax-Free Bond Funds
Notes to Portfolio Holdings (continued)
in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89446MAY16
13

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 20, 2016

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	July 20, 2016